UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21338

Virtus Convertible & Income Fund II

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: January 31

Date of reporting period: July 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT

July 31, 2023
Virtus Artificial Intelligence & Technology Opportunities Fund (AIO)
Virtus Convertible & Income 2024 Target Term Fund (CBH)
Virtus Convertible & Income Fund (NCV)
Virtus Convertible & Income Fund II (NCZ)
Virtus Diversified Income & Convertible Fund (ACV)
Virtus Dividend, Interest & Premium Strategy Fund (NFJ)
Virtus Equity & Convertible Income Fund (NIE)

Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Trustees (the “Board,” or the “Trustees”) of the Virtus Artificial Intelligence & Technology Opportunities Fund (“AIO”), Virtus Diversified Income & Convertible Fund (“ACV”), Virtus Dividend, Interest & Premium Strategy Fund (“NFJ”), and Virtus Equity & Convertible Income Fund (“NIE”) (each individually a “Fund” or collectively “Funds”) have adopted a Managed Distribution Plan (the “Plan”). The Plan currently provides for AIO and ACV to make a monthly distribution at a rate of $0.15 per share and $0.18 per share, respectively. The Plan currently provides for NFJ and NIE to make a quarterly distribution at a rate of $0.245 per share and $0.50 per share, respectively. Under the terms of the Plan, the Funds seek to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof. The Plan had no effect on the Funds meeting their principal strategies during the most recent fiscal period and is not expected to have such an effect in future periods.
If a Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
You should not draw any conclusions about a Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Plan.
The amounts and sources of distributions reported in a Fund’s notices issued pursuant to Section 19(a) of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment results during its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on each Fund is available through the closed-end fund section on the web at
www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/AIO
https://www.virtus.com/ACV
https://www.virtus.com/NFJ
https://www.virtus.com/NIE

MESSAGE TO SHAREHOLDERS
To Virtus Closed-End Fund Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended July 31, 2023.
The investment picture appeared to brighten during the six-month period, with inflation declining, the Federal Reserve (the Fed) slowing its interest rate increases, and markets recovering from the declines of 2022. Despite the failures of several banks in March of 2023, the economy appeared to be holding its own.
Domestic and international equity indexes posted positive returns for the six months ended July 31, 2023. U.S. large-capitalization stocks returned 13.52%, as measured by the S&P 500® Index, outpacing small-cap stocks, which returned 4.51%, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 6.65%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were up 3.26%.
In fixed income markets, the yield on the 10-year Treasury rose to 3.97% on July 31, 2023, from 3.52% on January 31, 2023. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 1.02% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 2.91%.
Please call our shareholder service team at 1-866-270-7788 if you have questions about your fund or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President and Chief Executive Officer, Virtus Closed-End Funds
September 2023
Refer to the Manager’s Discussion section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

CBH, NCV, NCZ, ACV and NIE
MANAGER’S DISCUSSION OF MARKET PERFORMANCE (Unaudited)
July 31, 2023
Manager Comments – Voya Investment Management Co. LLC (Voya IM)
Voya Investment Management Co. LLC (“Voya IM”) manages the Funds. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity, and multi-asset platforms, including private markets and alternatives. The following commentary is provided by the portfolio team at Voya IM.
How did the markets perform during the Funds’ fiscal six-month period ended July 31, 2023?
Markets finished higher for the six-month period due to better-than-expected corporate earnings and economic data, as well as waning inflation. First-quarter earnings results topped forecasts helped by corporate cost-cutting initiatives and improved operating efficiency. In addition, companies’ management outlooks included fewer references to sales and profitability challenges. Weekly jobless claims remained subdued, consumer confidence improved substantially, and gross domestic product (GDP) growth was revised higher. Furthermore, inflation trended lower, which supported the belief among investors that the U.S. Federal Reserve’s (the Fed’s) interest rate hike cycle was nearing an end.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

ARTIFICIAL INTELLIGENCE & TECHNOLOGY OPPORTUNITIES FUND (AIO)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2023
About the Fund:
Artificial Intelligence & Technology Opportunities Fund’s (NYSE: AIO) (the “Fund”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to borrow at short-term rates and seek to invest at higher yields on its investments. As of July 31, 2023, the Fund’s leverage consisted of $130.0 million of borrowings made pursuant to margin financing and/or securities lending, which represented approximately 16% of the Fund’s total assets.
How did the markets perform during the Fund’s fiscal six-month period ended July 31, 2023?
Global equities rallied strongly over the first half of 2023, as signs that inflation was finally starting to cool and swift action to avoid a widespread banking crisis helped investors overcome concerns about waning economic momentum. Japanese equities were among the strongest performers, with major indexes touching 33-year highs. U.S. indexes also delivered robust gains, led by a narrow band of technology stocks. In contrast, Chinese stocks lost ground amid concerns that the nation’s post-pandemic recovery was running out of steam. At the sector level, information technology, communication services, and consumer discretionary stocks climbed sharply, helped by growing interest in artificial intelligence and its applications, while defensive and resource-focused sectors lagged.
Global bonds rose overall, but yields oscillated depending on the latest economic data and central bank statements, which investors scrutinized for hints that the current interest rate-hiking cycle was nearing its end. The banking crisis in March of 2023 led to a flight to quality, causing government bonds to rally sharply. Yields later backed up as central banks continued to insist that the battle against inflation was far from over. Yield curves continued to invert, implying a sharp recession. An inverted yield curve occurs when shorter-term bonds are offering a higher yield than longer-term bonds. In the U.S., the inversion between 2-year and 10-year Treasuries reached the greatest level in 41 years, while the German yield curve between 2-year and 10-year Government Bonds inverted by the most since 1992.
Western central banks continued to increase interest rates. Headline inflation rates fell although, with core inflation  proving far stickier in many economies, policymakers signaled that the peak in rates had yet to be reached. In contrast, the Bank of Japan maintained its accommodative stance, while, with China’s economic recovery fading, the People’s Bank of China cut rates in June of 2023 for the first time in almost a year. Oil prices lost ground, with Brent crude falling by about $10 to $75 per barrel, amid concerns over the impact on demand of slowing economic growth. European natural gas prices also declined to levels last seen in the summer of 2021, helped by plentiful liquefied natural gas supplies and stronger renewable power generation. Gold rallied as the banking crisis boosted demand for safe havens, with prices reaching an all-time high in early May of 2023.
What factors affected the Fund’s performance during the fiscal six-month period?*
For the six months ended July 31, 2023, the Fund’s net asset value (NAV) returned 5.78%, while its market price returned 12.19%. For the same period, the Fund’s composite benchmark, which consists of 50% MSCI AC World Index (net) (representing equities) and 50% ICE BofA US Convertibles Index (representing convertible securities), returned 7.82%. The underlying indexes returned 10.21% for equities and 5.41% for convertible securities.
In the equity portfolio, relative underperformance during the period was driven solely by stock selection, as sector positioning was positive. Stock selection in the information technology and consumer discretionary sectors detracted from relative performance. Conversely, stock selection in the consumer staples sector was the only contributor to relative performance. From an individual stock perspective, the equity portfolio’s holdings in Meta Platforms and Oracle were contributors, while a position in Deere & Co. and not holding Apple were the largest detractors.
Convertible securities were positively impacted by credit spread tightening and rising stock prices. Spread tightening indicates that investors were demanding less additional yield above the risk-free rate. Within the convertible securities allocation, the technology industry contributed the most to performance. Stronger-than-expected quarterly results were the primary source of issuer strength. Conversely, consumer discretionary, energy, and telecom exposures detracted from performance.
With respect to credit, the Fund’s allocation to high yield corporate bonds also aided performance. Issues in technology, gaming, and support services had the greatest positive impact on performance. Media content was the only industry to adversely affect performance.
Managed Distribution Plan
As discussed on the inside cover of this Report, the Fund currently operates under a Managed Distribution Plan (the Plan) pursuant to which the Fund makes a monthly distribution at a rate of $0.15 per share. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

ARTIFICIAL INTELLIGENCE & TECHNOLOGY OPPORTUNITIES FUND (AIO)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2023
Risk Considerations
Artificial Intelligence Concentration: A fund that focuses its investments in artificial intelligence-related companies, especially smaller companies, will be more volatile than companies that do not rely heavily on technology.
Technology Concentration: Because the Fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Sector Focused Investing: Events negatively affecting a particular industry or market sector in which the Fund focuses its investments may cause the value of the portfolio to decrease.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

CONVERTIBLE & INCOME 2024 TARGET TERM FUND (CBH)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2023
About the Fund:
Convertible & Income 2024 Target Term Fund’s (NYSE: CBH) (the “Fund”) investment objectives are to provide a high level of income and to return at least $9.835 per common share (the original net asset value per common share before deducting offering costs of $0.02 per share) to holders of common shares on or about September 1, 2024. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to borrow at short-term rates and seek to invest at higher yields on its investments. As of July 31, 2023, the Fund’s leverage consisted of $68.7 million of borrowings made pursuant to margin financing and/or securities lending, which represented approximately 28% of the Fund’s total assets.
What factors affected the Fund’s performance during the fiscal six-month period?
For the fiscal six-month period ended July 31, 2023, the Fund’s net asset value (NAV) returned 2.41%, while its market price returned 1.84%. For the same period, the Fund’s composite benchmark, which consists of 40% ICE BofA US Convertibles Index (representing convertible securities), 45% ICE BofA BB-B US High Yield Constrained Index (representing high yield bonds), and 15% Credit Suisse Leveraged Loan Index (representing leveraged loans), returned 4.07%. The underlying indexes returned 5.41% for convertible securities, 2.51% for high yield bonds, and 5.02% for leveraged loans.
With respect to performance, the Fund benefited from strength across risk assets including convertible securities, high yield corporate bonds, and leveraged loans.
Convertible securities were positively impacted by credit spread tightening and rising stock prices. Spread tightening indicates that investors were demanding less additional yield above the risk-free rate. Within the convertible securities allocation, the consumer discretionary, technology, and health care industries contributed the most to performance. Stronger-than-expected quarterly results were the primary source of issuer strength. Conversely, media and financials sector exposures detracted from performance.
With respect to credit, the Fund’s allocation to high yield corporate bonds also aided performance. Issues in financial services, gaming, and recreation & travel had the greatest positive impact on performance, whereas cable & satellite television, as well as technology, adversely affected performance.
The Fund’s loan allocation was additive, led by issues in technology, theaters & entertainment, and retail. Only one industry — media – hindered performance.
 Level distribution practice
The Fund has a practice of seeking to maintain a specified level of monthly distributions to shareholders, which may be changed at any time. As a result of this practice, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the practice did not have a material impact on the Fund’s investment strategy.
 *Please refer to page 2 for the Manager’s Discussion of Market Performance.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Bank Loans: Bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

CONVERTIBLE & INCOME 2024 TARGET TERM FUND (CBH)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2023
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

CONVERTIBLE & INCOME FUND (NCV)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2023
About the Fund:
Virtus Convertible & Income Fund’s (NYSE: NCV) (the “Fund”) investment objective is to provide total return through a combination of capital appreciation and high current income. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to have a blended capital structure combining long-term fixed rates and short-term variable rates which allows the Fund to seek to enhance the yields on its investments. As of July 31, 2023, the Fund’s leverage consisted of $200.0 million of borrowings made pursuant to a combination of longer-term preferred shares, mandatory redeemable preferred shares, and margin financing, which represented approximately 35% of the Fund’s total assets.
What factors affected the Fund’s performance during the fiscal six-month period?*
For the fiscal six-month period ended July 31, 2023, the Fund’s net asset value (NAV) returned 2.79%, while its market price returned -4.51%. For the same period, the Fund’s composite benchmark, which consists of 60% ICE BofA US Convertibles Index (representing convertible securities) and 40% ICE BofA US High Yield Index (representing high yield bonds), returned 4.43%. The underlying indexes returned 5.41% for convertible securities and 2.89% for high yield bonds.
With respect to performance, the Fund benefited from strength across risk assets including convertible securities and high yield corporate bonds.
Convertible securities were positively impacted by credit spread tightening and rising stock prices. Spread tightening indicates that investors were demanding less additional yield above the risk-free rate. Within the convertible securities allocation, the technology, consumer discretionary, and health care industries contributed the most to performance. Stronger-than-expected quarterly results were the primary source of issuer strength. Conversely, materials, transportation, and energy exposures detracted the most from performance.
With respect to credit, the Fund’s allocation to high yield corporate bonds also aided performance. Issues in financial services, energy, and recreation & travel had the greatest positive impact on performance, whereas telecommunications, cable & satellite television, as well as publishing & printing positions, adversely affected performance.
Level distribution practice
The Fund has a practice of seeking to maintain a specified level of monthly distributions to holders of common shares, which may be changed at any time. As a result of this practice, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the practice did not have a material impact on the Fund’s investment strategy.
*Please refer to page 2 for the Manager’s Discussion of Market Performance.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Closed-End Funds:  Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

CONVERTIBLE & INCOME FUND II (NCZ)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2023
About the Fund:
Convertible & Income Fund II’s (NYSE: NCZ) (the “Fund”) investment objective is to provide total return through a combination of capital appreciation and high current income. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to have a blended capital structure combining long-term fixed rates and short-term variable rates which allows the Fund to seek to enhance the yields on its investments. As of July 31, 2023, the Fund’s leverage consisted of $156.0 million of borrowings made pursuant to a combination of longer-term preferred shares, mandatory redeemable preferred shares, and margin financing, which represented approximately 36% of the Fund’s total assets.
What factors affected the Fund’s performance during the fiscal six-month period?*
For the fiscal six-month period ended July 31, 2023, the Fund’s net asset value (NAV) returned 2.94%, while its market price returned 0.76%. For the same period, the Fund’s composite benchmark, which consists of 60% ICE BofA US Convertibles Index (representing convertible securities) and 40% ICE BofA US High Yield Index (representing high yield bonds), returned 4.43%. The underlying indexes returned 5.41% for convertible securities and 2.89% for high yield bonds.
With respect to performance, the Fund benefited from strength across risk assets including convertible securities and high yield corporate bonds.
Convertible securities were positively impacted by credit spread tightening and rising stock prices. Spread tightening indicates that investors were demanding less additional yield above the risk-free rate. Within the convertible securities allocation, the technology, consumer discretionary, and health care industries contributed the most to performance. Stronger-than-expected quarterly results were the primary source of issuer strength. Conversely, materials, transportation, and energy exposures detracted the most from performance.
With respect to credit, the Fund’s allocation to high yield corporate bonds also aided performance. Issues in financial services, energy, and technology had the greatest positive impact on performance, whereas telecommunications, publishing & printing, as well as cable & satellite television positions, adversely affected performance.
Level distribution practice
The Fund has a practice of seeking to maintain a specified level of monthly distributions to holders of common shares, which may be changed at any time. As a result of this practice, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the practice did not have a material impact on the Fund’s investment strategy.
*Please refer to page 2 for the Manager’s Discussion of Market Performance.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

DIVERSIFIED INCOME & CONVERTIBLE FUND (ACV)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2023
About the Fund:
Diversified Income & Convertible Fund’s (NYSE: ACV) (the “Fund”) investment objective is to provide total return through a combination of current income and capital appreciation, while seeking to provide downside protection against capital loss. There is no guarantee that the Fund will achieve its investment objective.
The Fund has a blended capital structure combining long-term fixed rates and short-term variable rates which enable the Fund to seek to enhance the returns and yields on its investments. As of July 31, 2023, the Fund’s leverage consisted of $105.0 million of borrowings made pursuant to long-term senior notes, margin loan financing, and mandatory redeemable preferred shares, which represented approximately 31% of the Fund’s total assets.
What factors affected the Fund’s performance during the fiscal six-month period?*
For the fiscal six months ended July 31, 2023, the Fund’s net asset value (NAV) returned 8.97%, while its market price returned -3.41%. For the same period, the Fund’s composite benchmark, which consists of 50% ICE BofA US Convertibles Index (representing convertible securities), 25% ICE BofA US High Yield Index (representing high yield bonds), and 25% Russell 1000® Growth Index (representing equities), returned 9.02%. The underlying indexes returned 5.41% for convertible securities, 2.89% for high yield bonds, and 23.10% for equities.
With respect to performance, the Fund benefited from strength across risk assets including equities, convertible securities, and high yield corporate bonds.
Fund performance benefited from exposure to mega-cap stocks and technology companies. Better-than-expected earnings results, optimistic management guidance, and artificial intelligence (AI) optimism drove gains in many of the Fund’s top contributors. A semiconductor company significantly raised earnings guidance due to strong demand for its chips, which train and deploy generative AI applications. An internet services provider delivered top- and bottom-line earnings that beat expectations. A consumer electronics position and a software holding introduced new products and outperformed, and a social media company reported advertising revenue growth for the first time in a year.
Top detractors included two health care companies, one of which underperformed due to regulatory approval uncertainty, and the other due to competitive concerns. A company that uses software and electronics to make vehicles safer, greener, and more connected also weighed on performance. Among retailers, an e-commerce company finished lower, and an off-price department store declined due to macroeconomic-related pressures.
Additionally, many written options positions expired below the strike price, and the Fund was able to retain the set premiums.
Managed Distribution Plan
As discussed on the inside cover of this Report, the Fund currently operates under a Managed Distribution Plan (the Plan) pursuant to which the Fund makes a monthly distribution at a rate of $0.18 per common share. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
*Please refer to page 2 for the Manager’s Discussion of Market Performance.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Options: Selling call options may limit the opportunity to profit from the increase in price of the underlying asset. Selling put options risks loss if the option is exercised while the price of the underlying asset is rising.  Buying options risks loss of the premium paid for those options.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

DIVERSIFIED INCOME & CONVERTIBLE FUND (ACV)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2023
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

DIVIDEND, INTEREST & PREMIUM STRATEGY FUND (NFJ)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2023
About the Fund:
Dividend, Interest & Premium Strategy Fund’s (NYSE: NFJ) (the “Fund”) investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. There is no guarantee that the Fund will achieve its investment objective.
For the six months ended July 31, 2023, the Fund’s net asset value returned 8.88%, and its market price returned 8.63%.  For the same period, the Fund’s composite benchmark, which consists of 75% Russell 1000® Value and 25% ICE BofA US Convertibles Index returned 3.98%.
Manager Comments –  Voya Investment Management Co. LLC (Voya IM) and NFJ Investment Group, LLC (NFJ Investment Group)
Voya IM manages the Fund’s convertible securities portfolio, while NFJ Investment Group manages the Fund’s equity and options portfolios. The Voya IM team and NFJ Investment Group have been working together for more than 15 years. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity and multi-asset platforms, including private markets and alternatives. The NFJ Investment Group investment team has been managing value equities for clients for over 30 years. They seek to invest in companies with low market expectations and the strongest prospects for returning capital to shareholders. The following commentary is provided by the portfolio teams at NFJ Investment Group and Voya IM and cover the Fund’s portfolio for the period ended July 31, 2023.
NFJ Investment Group, LLC (NFJ Investment Group)
How did the equity markets perform during the Fund’s fiscal six-month period ended July 31, 2023?
U.S. equities largely appreciated over the six-month period, lifted by enthusiasm for the benefits and applications of artificial intelligence (AI), as well as a pause in the Federal Reserve’s (the Fed’s) aggressive rate hike cycle on signs of slowing inflation. In the Russell 1000® Value Index, communication services and technology stocks rose 17% and 16%, respectively, followed by gains from more cyclical sectors like industrials and consumer discretionary. Conversely, the real estate, health care, utilities, and financials sectors slumped into negative territory. After spiking to more than 26 in mid-March of 2023, the Cboe Volatility Index® (VIX®), largely trended downward, ending in the high teens at the end of the six-month period.
What factors affected the performance of the Fund’s equity portfolio during the fiscal six-month period?
For the six months ended July 31, 2023, the Fund’s equity portfolio returned 10.90% (before fees and expenses). For the same period, the Russell 1000® Value Index returned 3.46%.
In the equity sleeve, relative outperformance results versus the Russell 1000® Value Index were due to robust stock selection and positive sector allocation. Selection was strong across the technology, health care, communication services, and energy sectors. These gains were only somewhat offset by negative selection across just four sectors—real estate, consumer staples, financials, and utilities—during the six-month period. An overweight in technology and an underweight in health care contributed to performance. Conversely, an underweight in communication services and an overweight in real estate detracted from returns.
The Fund employs an options overlay strategy where calls are written on a portion of the portfolio’s equity holdings. In the options sleeve, many written options positions expired below the strike price, and the portfolio was able to retain the set premiums.
Voya Investment Management (Voya IM)
How did the markets perform during the Funds’ fiscal six-month period ended July 31, 2023?
Markets finished higher for the six-month period due to better-than-expected corporate earnings and economic data, as well as waning inflation. First-quarter earnings results topped forecasts helped by corporate cost-cutting initiatives and improved operating efficiency. In addition, companies’ management outlooks included fewer references to sales and profitability challenges. Weekly jobless claims remained subdued, consumer confidence improved substantially, and gross domestic product (GDP) growth was revised higher. Furthermore, inflation trended lower, which supported the belief among investors that the U.S. Federal Reserve’s (the Fed’s) interest rate hike cycle was nearing an end.
What factors affected the performance of the Fund’s convertible securities portfolio during the fiscal six-month period?
For the six months ended July 31, 2023, the Fund’s convertible securities portfolio returned 3.92% (before fees and expenses). For the same period, the ICE BofA US Convertibles Index returned 5.41%.
Convertible securities were positively impacted by credit spread tightening and rising stock prices. Spread tightening indicates that investors were demanding less additional yield above the risk-free rate. Within the Fund’s convertible securities portfolio, the technology, consumer discretionary, and health care industries contributed the most to performance. Stronger-than-expected quarterly results were the primary source of issuer strength. Conversely, economically sensitive industries such as materials, transportation, and energy detracted the most from performance during the period.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

DIVIDEND, INTEREST & PREMIUM STRATEGY FUND (NFJ)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2023
Managed Distribution Plan
As discussed on the inside cover of this Report, the Fund currently operates under a Managed Distribution Plan (the Plan) pursuant to which the Fund makes a quarterly distribution at a rate of $0.245 per share. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
 The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Options: Selling call options may limit the opportunity to profit from the increase in price of the underlying asset. Selling put options risks loss if the option is exercised while the price of the underlying asset is rising.  Buying options risks loss of the premium paid for those options.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

EQUITY & CONVERTIBLE INCOME FUND (NIE)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2023
About the Fund:
Equity & Convertible Income Fund’s (NYSE: NIE) (the “Fund”) investment objective is to seek total return comprised of capital appreciation, current income and gains. There is no guarantee that the Fund will achieve its investment objective.
What factors affected the Fund’s performance during the fiscal six-month period?*
For the fiscal six months ended July 31, 2023, the Fund’s net asset value (NAV) returned 12.51%, while its market price returned 13.30%. For the same period, the Fund’s composite benchmark, which consists of 60% Russell 1000® Growth Index (representing equities) and 40% ICE BofA US Convertibles Index (representing convertible securities), returned 15.80%. The underlying indexes returned 23.10% for equities and 5.41% for convertible securities.
With respect to performance, the Fund benefited from strength across risk assets including equities and convertible securities.
Fund performance benefited from exposure to mega-cap stocks and technology companies. Better-than-expected earnings results, optimistic management guidance, and artificial intelligence (AI) optimism drove gains in many of the Fund’s top contributors. A semiconductor company significantly raised earnings guidance due to strong demand for its chips, which train and deploy generative AI applications. An internet services provider delivered top- and bottom-line earnings that beat expectations. A consumer electronics position and a software holding introduced new products and outperformed, and a social media company reported advertising revenue growth for the first time in a year.
Top detractors included a cellular tower real estate investment trust (REIT), and an athletic apparel and footwear company with notable sales exposure to China. Crude oil and natural gas volatility weighed on an energy holding, and an aerospace company was pressured after reporting an engine issue at a subsidiary, which created a near-term challenge. Lastly, a position in a major U.S. bank closed modestly lower by the end of the reporting period.
Additionally, many written options positions expired below the strike price, and the Fund was able to retain the set premiums.
Managed Distribution Plan
As discussed on the inside cover of this Report, the Fund currently operates under a Managed Distribution Plan (the Plan) pursuant to which the Fund makes a quarterly distribution at a rate of $0.50 per share. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
*Please refer to page 2 for the Manager’s Discussion of Market Performance.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Options: Selling call options may limit the opportunity to profit from the increase in price of the underlying asset. Selling put options risks loss if the option is exercised while the price of the underlying asset is rising.  Buying options risks loss of the premium paid for those options.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
July 31, 2023
The following tables present the portfolio holdings within certain industries as a percentage of total investments at July 31, 2023.
AIO
Common Stocks		48%
Software	9%
Semiconductors & Semiconductor Equipment	7
Hotels, Restaurants & Leisure	5
All other Common Stocks	27
Convertible Bonds and Notes		34
Software	10
Internet	5
Semiconductors	4
All other Convertible Bonds and Notes	15
Corporate Bonds and Notes		15
Computers	3
Internet	2
Lodging	2
All other Corporate Bonds and Notes	8
Equity-Linked Notes		1
Securities Lending Collateral		1
Short-Term Investment		1
Total		100%

CBH
Convertible Bonds and Notes		40%
Software	15%
Internet	7
Auto Manufacturers	5
All other Convertible Bonds and Notes	13
Corporate Bonds and Notes		32
Entertainment	7
Financial Services	5
Auto Manufacturers	3
All other Corporate Bonds and Notes	17
Leveraged Loans		24
U.S. Government Security		1
Securities Lending Collateral		1
Common Stocks		1
Banks	1
Short-Term Investment		1
Total		100%

NCV
Convertible Bonds and Notes		52%
Software	8%
Internet	6
Healthcare-Products	4
All other Convertible Bonds and Notes	34
Corporate Bonds and Notes		40
Media	4
Oil, Gas & Consumable Fuels	3
Entertainment	3
All other Corporate Bonds and Notes	30
Convertible Preferred Stocks		4
Common Stocks		2
Banks	2
Equity-Linked Notes		1
Short-Term Investment		1
Total		100%

NCZ
Convertible Bonds and Notes		54%
Software	8%
Internet	6
Healthcare-Products	5
All other Convertible Bonds and Notes	35
Corporate Bonds and Notes		39
Media	4
Oil, Gas & Consumable Fuels	3
Entertainment	3
All other Corporate Bonds and Notes	29
Convertible Preferred Stocks		4
Common Stocks		2
Banks	2
Equity-Linked Notes		1
Short-Term Investment		0
Total		100%

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
July 31, 2023
ACV
Convertible Bonds and Notes		54%
Software	8%
Internet	6
Healthcare-Products	5
All other Convertible Bonds and Notes	35
Common Stocks		25
Software	4
Interactive Media & Services	2
Semiconductors & Semiconductor Equipment	2
All other Common Stocks	17
Corporate Bonds and Notes		13
Media	1
Oil, Gas & Consumable Fuels	1
Entertainment	1
All other Corporate Bonds and Notes	10
Convertible Preferred Stocks		4
Short-Term Investment		3
Equity-Linked Notes		1
Total		100%

NFJ
Common Stocks		77%
Banks	10%
Software	6
Oil, Gas & Consumable Fuels	5
All other Common Stocks	56
Convertible Bonds and Notes		18
Software	3
Internet	2
Healthcare-Products	2
All other Convertible Bonds and Notes	11
Short-Term Investment		4
Convertible Preferred Stocks		1
Total		100%

NIE
Common Stocks		62%
Software	9%
Interactive Media & Services	5
Semiconductors & Semiconductor Equipment	5
All other Common Stocks	43
Convertible Bonds and Notes		31
Software	5
Internet	3
Healthcare-Products	3
All other Convertible Bonds and Notes	20
Short-Term Investment		4
Convertible Preferred Stocks		2
Equity-Linked Notes		1
Total		100%

KEY INVESTMENT TERMS (Unaudited)
July 31, 2023
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Brent Crude
Brent Crude is the benchmark used for the physically and financially traded light oil market in Europe, Africa, and the Middle East.
Cboe Volatility Index® (“Cboe VIX®”)
The Cboe VIX® shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500® Index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The Cboe VIX® is a widely used measure of market risk and is often referred to as the “investor fear gauge.” The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Core Inflation
Core inflation is the change in the costs of goods and services, not including food and energy prices. These items are excluded because their prices are much more volatile.
Credit Suisse Leveraged Loan Index
The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Enterprise value (“EV”)
EV is a measure of a company’s total value, often used as a comprehensive alternative to equity market capitalization that includes debt.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Gross Domestic Product (“GDP”)
Gross Domestic Product is the total value of goods produced and services provided in a country during one year.
Headline Inflation
Headline inflation is the total inflation in an economy, as measured by inflation in the prices of a basket of goods that includes commodities like food and energy.
ICE BofA U.S. Convertibles Index
The ICE BofA U.S. Convertibles Index tracks the performance of publicly issued U.S. dollar denominated convertible securities of U.S. companies. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA U.S. High Yield Index
The ICE BofA U.S. High Yield Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market and includes issues with a credit rating of BBB or below. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA U.S. High Yield BB-B Constrained Index
The ICE Bofa U.S. High Yield BB-B Constrained Index measures performance of BB/B U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, and is restricted to a maximum of 2% per issuer. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

KEY INVESTMENT TERMS (Unaudited) (Continued)
July 31, 2023
Intercontinental Exchange (“ICE”)
An American Fortune 500 company formed in 2000 that operates global exchanges and clearing houses, and provides mortgage technology, data and listing services. The company owns exchanges for financial and commodity markets, and operates 12 regulated exchanges and marketplaces. This includes ICE futures exchanges in the United States, Canada and Europe, the Liffe futures exchanges in Europe, the New York Stock Exchange, equity options exchanges and over-the-counter energy, credit and equity markets.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnerships (“MLPs”)
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership.
MSCI All Country World Index (net)
The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Risk Assets
Risk assets are those that tend to demonstrate price volatility, such as equities, high-yield bonds, currencies and commodities.
Russell 1000® Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

KEY INVESTMENT TERMS (Unaudited) (Continued)
July 31, 2023
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Artificial Intelligence & Technology Opportunities Fund (AIO)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—39.8%
Biotechnology—0.4%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)(2)	$ 3,000	$ 2,927
Commercial Services—2.6%
Block, Inc. 0.125%, 3/1/25(2)	9,000	8,892
Shift4 Payments, Inc.
0.000%, 12/15/25(2)	6,090	6,614
0.500%, 8/1/27(2)(3)	3,075	2,733
		18,239

Computers—2.6%
Lumentum Holdings, Inc. 0.250%, 3/15/24(2)	8,500	8,734
Zscaler, Inc. 0.125%, 7/1/25(2)	7,550	9,271
		18,005

Energy-Alternate Sources—4.0%
Enphase Energy, Inc.
0.000%, 3/1/26(2)(3)	5,500	5,052
0.000%, 3/1/28(2)(3)	4,500	4,055
SolarEdge Technologies, Inc. 0.000%, 9/15/25(2)	4,515	5,084
Stem, Inc. 144A 0.500%, 12/1/28(1)	10,500	6,471
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)(2)	9,000	7,232
		27,894

Entertainment—2.3%
Live Nation Entertainment, Inc. 2.000%, 2/15/25(2)	8,320	8,636
Vail Resorts, Inc. 0.000%, 1/1/26(2)(3)	8,000	7,080
		15,716

Healthcare-Products—2.3%
Exact Sciences Corp. 0.375%, 3/15/27(2)	8,265	9,055
Insulet Corp. 0.375%, 9/1/26(2)	5,015	6,643
		15,698

Internet—5.3%
Etsy, Inc. 0.125%, 9/1/27(2)(3)	5,725	5,024
Expedia Group, Inc. 0.000%, 2/15/26(2)	1,855	1,658
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)(2)	8,000	7,452
Okta, Inc. 0.375%, 6/15/26(2)	9,250	7,941
Palo Alto Networks, Inc. 0.375%, 6/1/25(2)	2,320	5,831
	Par Value	Value

Internet—continued
Zillow Group, Inc. 2.750%, 5/15/25(2)	$ 8,000	$ 8,756
		36,662

Leisure Time—1.4%
NCL Corp., Ltd. 2.500%, 2/15/27	9,950	9,527
Media—1.1%
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)(2)	7,500	7,897
Pharmaceuticals—1.5%
Dexcom, Inc. 0.250%, 11/15/25(2)	9,740	10,247
Semiconductors—4.8%
Impinj, Inc. 1.125%, 5/15/27	3,010	2,819
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(2)	7,200	7,456
Microchip Technology, Inc. 0.125%, 11/15/24(3)	10,457	12,019
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	3,520	4,286
Wolfspeed, Inc. 0.250%, 2/15/28	7,500	6,240
		32,820

Software—11.5%
Akamai Technologies, Inc. 0.125%, 5/1/25(2)	6,000	6,545
Bentley Systems, Inc. 0.125%, 1/15/26(2)	10,900	11,119
BILL Holdings, Inc. 0.000%, 12/1/25(2)	8,500	9,112
Cloudflare, Inc. 0.000%, 8/15/26(2)	10,860	9,307
Datadog, Inc. 0.125%, 6/15/25(2)	5,000	6,854
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	8,670	6,860
Nutanix, Inc. 0.250%, 10/1/27(2)	10,370	8,957
Splunk, Inc.
1.125%, 9/15/25(2)	2,000	1,999
1.125%, 6/15/27(2)	7,480	6,444
Tyler Technologies, Inc. 0.250%, 3/15/26(2)(3)	9,000	9,005
Unity Software, Inc. 0.000%, 11/15/26	3,835	3,068
		79,270

Total Convertible Bonds and Notes (Identified Cost $288,429)		274,902

See Notes to Financial Statements

Artificial Intelligence & Technology Opportunities Fund (AIO)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Corporate Bonds and Notes—17.6%
Computers—2.8%
NCR Corp. 144A 5.125%, 4/15/29(1)(2)	$ 10,650	$ 9,524
Seagate HDD Cayman 144A 8.500%, 7/15/31(1)	9,175	9,579
		19,103

Diversified REITS—1.4%
Iron Mountain, Inc. 144A 7.000%, 2/15/29(1)(2)	9,505	9,538
Electronic Equipment, Instruments & Components—1.4%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	9,310	9,494
Entertainment—1.3%
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)(2)	8,980	9,211
Healthcare-Services—1.4%
Tenet Healthcare Corp. 6.125%, 10/1/28(2)(3)	9,845	9,378
Internet—2.5%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)(3)	9,250	9,322
Uber Technologies, Inc. 144A 6.250%, 1/15/28(1)(2)(3)	8,000	7,938
		17,260

Lodging—1.4%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	10,815	9,666
Machinery-Diversified—1.3%
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)(2)	8,700	9,331
Semiconductors—1.4%
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)(2)	9,850	9,446
Software—1.3%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)(2)(3)	9,625	9,357
Transportation—1.4%
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	9,550	9,663
Total Corporate Bonds and Notes (Identified Cost $122,793)		121,447

Shares
Common Stocks—56.7%
Automobile Components—0.5%
Aptiv plc(4)	31,815	3,483
	Shares	Value
Banks—1.0%
JPMorgan Chase & Co.	45,035	$ 7,114
Capital Markets—0.3%
Morgan Stanley	22,890	2,096
Communications Equipment—2.6%
Arista Networks, Inc.(2)(4)	49,380	7,658
Juniper Networks, Inc.	128,380	3,569
Motorola Solutions, Inc.	23,715	6,798
		18,025

Consumer Finance—0.5%
American Express Co.	21,770	3,676
Electrical Equipment—0.7%
Rockwell Automation, Inc.	15,320	5,152
Electronic Equipment, Instruments & Components—2.3%
Flex Ltd.(4)	586,200	16,038
Energy Equipment & Services—0.7%
Schlumberger N.V.	80,640	4,704
Entertainment—1.1%
Netflix, Inc.(4)	18,060	7,928
Financial Services—1.8%
Mastercard, Inc. Class A	15,165	5,979
Visa, Inc. Class A(3)	27,300	6,490
		12,469

Healthcare Equipment & Supplies—2.3%
Boston Scientific Corp.(2)(4)	102,205	5,299
CONMED Corp.(3)	38,245	4,630
Intuitive Surgical, Inc.(4)	18,660	6,053
		15,982

Healthcare Providers & Services—4.1%
Elevance Health, Inc.(2)	17,660	8,329
McKesson Corp.	17,370	6,990
UnitedHealth Group, Inc.(2)	25,100	12,710
		28,029

Hotels, Restaurants & Leisure—5.8%
Hilton Worldwide Holdings, Inc.(2)	75,340	11,714
Marriott International, Inc. Class A	54,700	11,039
McDonald’s Corp.(2)	40,780	11,957
Trip.com Group Ltd. ADR(4)	128,510	5,274
		39,984

Insurance—1.9%
Chubb Ltd.	30,635	6,262
Progressive Corp. (The)	53,110	6,691
		12,953

See Notes to Financial Statements

Artificial Intelligence & Technology Opportunities Fund (AIO)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Shares	Value

Interactive Media & Services—3.3%
Alphabet, Inc. Class A(2)(4)	46,240	$ 6,137
Baidu, Inc. Sponsored ADR(4)	15,765	2,459
Meta Platforms, Inc. Class A(2)(4)	44,010	14,022
		22,618

IT Services—0.6%
Twilio, Inc. Class A(4)	65,970	4,356
Life Sciences Tools & Services—1.2%
IQVIA Holdings, Inc.(4)	36,362	8,136
Machinery—2.0%
Deere & Co.(2)	32,066	13,776
Media—0.6%
Trade Desk, Inc. (The) Class A(4)	43,695	3,988
Pharmaceuticals—4.1%
AstraZeneca plc Sponsored ADR	165,630	11,876
Eli Lilly & Co.	18,085	8,221
Merck & Co., Inc.	75,560	8,058
		28,155

Semiconductors & Semiconductor Equipment—8.2%
Analog Devices, Inc.(2)	21,340	4,258
Applied Materials, Inc.(2)	18,015	2,731
Marvell Technology, Inc.	150,302	9,789
Monolithic Power Systems, Inc.	11,760	6,580
NVIDIA Corp.(2)	32,865	15,357
NXP Semiconductors N.V.	57,515	12,825
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	54,170	5,371
		56,911

Software—11.1%
Cadence Design Systems, Inc.(2)(4)	56,925	13,321
Crowdstrike Holdings, Inc. Class A(4)	33,015	5,337
Intuit, Inc.	20,825	10,656
Microsoft Corp.(2)	53,050	17,821
Oracle Corp.(2)	142,875	16,749
Salesforce, Inc.(4)	39,325	8,849
ServiceNow, Inc.(2)(4)	6,330	3,690
		76,423

Total Common Stocks (Identified Cost $317,614)		391,996

Equity-Linked Notes—1.0%
Financial Services—1.0%
Goldman Sachs Finance Corp.(5)	7,315,000	6,891
Total Equity-Linked Notes (Identified Cost $7,498)		6,891

Total Long-Term Investments—115.1% (Identified Cost $736,334)		795,236

	Shares	Value

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.153%)(6)	5,739,776	$ 5,740
Total Short-Term Investment (Identified Cost $5,740)		5,740

Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.139%)(6)(7)	6,670,976	6,671
Total Securities Lending Collateral (Identified Cost $6,671)		6,671

TOTAL INVESTMENTS—116.9% (Identified Cost $748,745)		$ 807,647
Other assets and liabilities, net—(16.9)%		(117,046)
NET ASSETS—100.0%		$ 690,601

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities amounted to a value of $148,334 or 21.5% of net assets.
(2)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $175,923.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	Non-income producing.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	89%
Singapore	2
United Kingdom	2
Netherlands	2
Cayman Islands	1
Bermuda	1
China	1
Other	2
Total	100%
† % of total investments as of July 31, 2023.

For information regarding the abbreviations, see the Key Investment Terms starting on page 16.
See Notes to Financial Statements

Artificial Intelligence & Technology Opportunities Fund (AIO)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$121,447	$ —	$121,447	$ —
Convertible Bonds and Notes	274,902	—	274,902	—
Equity Securities:
Common Stocks	391,996	391,996	—	—
Equity-Linked Notes	6,891	—	—	6,891
Money Market Mutual Fund	5,740	5,740	—	—
Securities Lending Collateral	6,671	6,671	—	—
Total Investments	$807,647	$404,407	$396,349	$6,891
There were no transfers into or out of Level 3 related to securities held at July 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2023:	$ 7,647	$ 7,647
Net change in unrealized appreciation (depreciation)(a)	(756)	(756)
Balance as of July 31, 2023	$ 6,891	$ 6,891
(a) The net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023, was $(756).
See Notes to Financial Statements

Convertible & Income 2024 Target Term Fund (CBH)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Security—1.6%
U.S. Treasury Notes 2.250%, 12/31/23(1)(2)	$ 2,750	$ 2,714
Total U.S. Government Security (Identified Cost $2,716)		2,714

Convertible Bonds and Notes—56.9%
Auto Manufacturers—6.8%
NIO, Inc. 0.000%, 2/1/26(1)	11,800	11,372
Biotechnology—5.9%
Insmed, Inc. 1.750%, 1/15/25(1)	5,500	5,239
Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24(1)	5,000	4,659
		9,898

Commercial Services—5.9%
Block, Inc. 0.125%, 3/1/25(1)	10,000	9,880
Internet—9.4%
PDD Holdings, Inc. 0.000%, 12/1/25(1)	7,000	6,843
Wayfair, Inc. 1.125%, 11/1/24	8,850	9,049
		15,892

Mortgage Real Estate Investment Trusts (REITs)—2.9%
Redwood Trust, Inc. 5.625%, 7/15/24	5,000	4,850
Pharmaceuticals—2.8%
Jazz Investments I Ltd. 1.500%, 8/15/24(1)	5,000	4,793
Software—21.1%
Alteryx, Inc. 0.500%, 8/1/24(1)	7,000	6,615
Everbridge, Inc. 0.125%, 12/15/24	4,000	3,625
i3 Verticals LLC 1.000%, 2/15/25	9,000	8,376
LivePerson, Inc. 0.750%, 3/1/24	3,500	3,325
PROS Holdings, Inc. 1.000%, 5/15/24	4,000	3,825
RingCentral, Inc. 0.000%, 3/1/25(1)	10,660	9,807
		35,573

	Par Value	Value

Transportation—2.1%
Air Transport Services Group, Inc. 1.125%, 10/15/24(1)	$ 3,750	$ 3,598
Total Convertible Bonds and Notes (Identified Cost $96,277)		95,856

Corporate Bonds and Notes—45.2%
Aerospace & Defense—2.9%
Howmet Aerospace, Inc. 5.125%, 10/1/24(1)(2)	5,000	4,951
Auto Manufacturers—3.8%
Ford Motor Credit Co. LLC 4.063%, 11/1/24(1)	6,500	6,307
Computers—2.3%
Seagate HDD Cayman 4.750%, 1/1/25	4,000	3,931
Containers & Packaging—1.5%
Owens-Brockway Glass Container, Inc. 144A 5.375%, 1/15/25(1)(3)	2,610	2,584
Entertainment—10.0%
International Game Technology plc 144A 6.500%, 2/15/25(1)(3)	6,500	6,510
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(1)(2)(3)	6,500	6,411
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(1)(2)(3)	4,000	3,894
		16,815

Financial Services—7.6%
Navient Corp.
7.250%, 9/25/23(1)	2,800	2,799
5.875%, 10/25/24(1)(2)	4,000	3,946
OneMain Finance Corp.
8.250%, 10/1/23(1)	3,000	3,007
6.125%, 3/15/24(1)	3,000	2,992
		12,744

Hotel & Resort REITs—2.8%
Service Properties Trust 4.350%, 10/1/24(1)	4,920	4,724
Leisure Time—2.9%
NCL Corp., Ltd. 144A 3.625%, 12/15/24(1)(2)(3)	5,000	4,802
Lodging—3.2%
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)(2)(3)	5,500	5,397
Media—2.3%
DISH DBS Corp. 5.875%, 11/15/24(1)	4,285	3,912
See Notes to Financial Statements

Convertible & Income 2024 Target Term Fund (CBH)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Oil, Gas & Consumable Fuels—2.2%
Occidental Petroleum Corp. 6.950%, 7/1/24(1)	$ 3,600	$ 3,624
Passenger Airlines—3.7%
Delta Air Lines, Inc. 2.900%, 10/28/24(1)(2)	6,500	6,244
Total Corporate Bonds and Notes (Identified Cost $77,835)		76,035

Leveraged Loans—33.8%
Advertising—0.5%
Advantage Sales & Marketing, Inc. Tranche B-1 (1-3 month Term SOFR + 4.762%) 9.760% - 10.038%, 10/28/27 (4)	975	906
Automotive Parts & Equipment—0.4%
Adient U.S. LLC Tranche B-1 (1 month Term SOFR + 3.364%) 8.683%, 4/10/28 (4)	635	635
Chemicals—0.6%
Ecovyst Catalyst Technologies LLC (1 month Term SOFR + 2.500%) 7.969%, 6/9/28 (4)	978	972
Commercial Services—3.0%
Allied Universal Holdco LLC (1 month Term SOFR + 3.750%) 9.169%, 5/12/28 (4)	983	945
Avis Budget Car Rental LLC Tranche B (1 month Term SOFR + 1.864%) 7.183%, 8/6/27 (4)	992	987
Hertz Corp. (The)
Tranche B (1 month Term SOFR + 3.364%) 8.683%, 6/30/28 (4)	1,242	1,240
Tranche C (1 month Term SOFR + 3.364%) 8.683%, 6/30/28 (4)	239	239
Travelport Finance (Luxembourg) S.a.r.l. (3 month Term SOFR + 8.500%) 13.365%, 5/29/26 (4)(5)	1,014	649
WEX, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.683%, 3/31/28 (4)	978	977
		5,037

Computers—2.7%
Conduent Business Services LLC Tranche B (1 month Term SOFR + 4.350%) 9.669%, 10/16/28 (4)	985	969
KBR, Inc. Tranche B (1 month Term SOFR + 2.750%) 8.069%, 2/5/27 (4)	993	993
McAfee Corp. Tranche B-1 (1 month Term SOFR + 3.850%) 8.963%, 3/1/29 (4)	1,188	1,147
NCR Corp. (1 month Term SOFR + 2.614%) 7.933%, 8/28/26 (4)	1,439	1,434
		4,543

	Par Value	Value

Containers & Packaging—0.9%
Pactiv Evergreen Group Holdings, Inc. Tranche B-3 (1 month Term SOFR + 3.250%) 8.683%, 9/25/28 (4)	$ 1,476	$ 1,473
Electric Utilities—0.6%
PG&E Corp. Tranche B (1 month Term SOFR + 3.114%) 8.433%, 6/23/25 (4)	997	994
Electronic Equipment, Instruments & Components—0.6%
Energizer Holdings, Inc. (1 month Term SOFR + 2.364%) 7.656%, 12/22/27 (4)	976	975
Electronics—0.5%
II-VI, Inc. Tranche B (1 month Term SOFR + 2.864%) 8.183%, 7/2/29 (4)	917	915
Entertainment—2.9%
AMC Entertainment Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 8.202%, 4/22/26 (4)	958	744
Penn National Gaming, Inc. Tranche B (1 month Term SOFR + 2.850%) 8.169%, 5/3/29 (4)	1,495	1,492
SeaWorld Parks & Entertainment, Inc. Tranche B (1 month Term SOFR + 3.114%) 8.433%, 8/25/28 (4)	992	991
Stars Group Holdings B.V. 2021 (3 month Term SOFR + 2.250%) 7.753%, 7/21/26 (4)	1,602	1,600
		4,827

Environmental Services—0.5%
GFL Environmental, Inc. 2023 (3 month Term SOFR + 3.000%) 8.369%, 5/31/27 (4)	842	843
Food & Beverage—0.5%
U.S. Foods, Inc. 2021, Tranche B (1 month Term SOFR + 2.750%) 8.069%, 11/22/28 (4)	912	912
Food Service—0.9%
Aramark Services, Inc. Tranche B-5 (1 month Term SOFR + 2.614%) 7.933%, 4/6/28 (4)	1,500	1,496
Healthcare-Services—0.9%
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.319%, 3/8/27 (4)	1,500	1,496
Internet—0.6%
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 2.500%) 7.819%, 11/9/29 (4)	995	996
Leisure Time—1.2%
Carnival Corp. 2021, Tranche B (1 month Term SOFR + 3.364%) 8.683%, 10/18/28 (4)	987	983

See Notes to Financial Statements

Convertible & Income 2024 Target Term Fund (CBH)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
Topgolf Callaway Brands Corp. (1 month Term SOFR + 3.600%) 8.919%, 3/15/30 (4)	$ 998	$ 995
		1,978

Lodging—0.7%
Hilton Grand Vacations Borrower LLC (1 month Term SOFR + 3.114%) 8.433%, 8/2/28 (4)	1,228	1,227
Machinery-Diversified—0.9%
Gardner Denver, Inc. Tranche B-1 (1 month Term SOFR + 1.850%) 7.169%, 3/1/27 (4)	1,573	1,572
Media—3.0%
Charter Communications Operating LLC Tranche B-2 (1-3 month Term SOFR + 1.750%) 7.067% - 7.116%, 2/1/27 (4)	980	972
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.433%, 8/2/27 (4)	842	837
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.933%, 9/18/26 (4)	774	774
Sinclair Television Group, Inc. Tranche B-3 (1 month Term SOFR + 3.114%) 8.433%, 4/1/28 (4)	1,225	963
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.836%, 1/31/28 (4)	1,500	1,459
		5,005

Metal Fabricate/Hardware—0.4%
Advanced Drainage Systems, Inc. (1 month Term SOFR + 2.350%) 7.463%, 7/31/26 (4)	605	608
Miscellaneous Manufacturing—0.6%
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.500%) 7.919%, 3/31/27 (4)	987	984
Oil, Gas & Consumable Fuels—0.0%
Lealand Finance Co. B.V. (1 month Term SOFR + 1.000%) 6.319%, 6/30/25 (4)	177	97
Passenger Airlines—0.8%
American Airlines, Inc. (3 month Term SOFR + 5.012%) 10.338%, 4/20/28 (4)	950	983
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.076%, 10/20/27 (4)	425	441
		1,424

Pharmaceuticals—1.6%
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month Term SOFR + 1.864%) 7.156%, 3/15/28 (4)	1,474	1,471
	Par Value	Value

Pharmaceuticals—continued
Organon & Co. (1 month Term SOFR + 3.114%) 8.257%, 6/2/28 (4)	$ 1,318	$ 1,313
		2,784

Retail—2.7%
Academy Ltd. (1 month LIBOR + 3.750%) 8.943%, 11/5/27 (4)	649	651
Burlington Coat Factory Warehouse Corp. Tranche B-6 (1 month Term SOFR + 2.114%) 7.432%, 6/24/28 (4)	1,337	1,332
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 8.753%, 3/3/28 (4)	1,118	1,113
Restoration Hardware, Inc. (1 month LIBOR + 2.500%) 7.933%, 10/20/28 (4)	1,474	1,427
		4,523

Semiconductors—1.0%
Cohu, Inc. Tranche B (3 month Term SOFR + 3.000%) 8.881%, 10/1/25 (4)	196	196
MKS Instruments, Inc. Tranche B (3 month LIBOR + 2.500%) 0.000%, 8/17/29 (4)(6)	1,500	1,496
		1,692

Software—2.3%
BMC Software 2021 (1 month Term SOFR + 3.864%) 9.183%, 10/2/25 (4)	860	857
Camelot U.S. Acquisition I Co. (1 month Term SOFR + 3.114%) 8.433%, 10/30/26 (4)	997	996
Ceridian HCM Holding, Inc. (3 month LIBOR + 2.500%) 7.976%, 4/30/25 (4)	987	986
Open Text Corp. (1 month Term SOFR + 3.600%) 8.919%, 1/31/30 (4)	995	996
		3,835

Telecommunications—2.5%
Ciena Corp. 2020 (1 month Term SOFR + 1.750%) 7.005%, 9/26/25 (4)	977	975
Commscope, Inc. Tranche B (1 month Term SOFR + 3.364%) 8.683%, 4/6/26 (4)	1,448	1,345
Frontier Communications Corp. Tranche B (1 month Term SOFR + 3.864%) 9.183%, 5/1/28 (4)	980	929
Level 3 Financing, Inc. 2027, Tranche B (1 month Term SOFR + 1.864%) 7.183%, 3/1/27 (4)	1,000	938
		4,187

Total Leveraged Loans (Identified Cost $58,193)		56,936

See Notes to Financial Statements

Convertible & Income 2024 Target Term Fund (CBH)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—0.9%
Banks—0.9%
CCF Holdings LLC (5)(7)	1,369,231	$ 1,192
CCF Holdings LLC Class M(5)(7)	293,320	255
		1,447

Construction & Engineering—0.0%
McDermott International Ltd.(7)	71,796	13
Total Common Stocks (Identified Cost $3,273)		1,460

Warrant—0.2%
Banks—0.2%
CCF Holdings LLC, 4/1/24(5)(7)	485,227	286
Total Warrant (Identified Cost $—)		286

Total Long-Term Investments—138.6% (Identified Cost $238,294)		233,287

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.153%)(8)	1,234,264	1,234
Total Short-Term Investment (Identified Cost $1,234)		1,234

Securities Lending Collateral—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.139%)(8)(9)	2,531,277	2,531
Total Securities Lending Collateral (Identified Cost $2,531)		2,531

TOTAL INVESTMENTS—140.8% (Identified Cost $242,059)		$237,052
Other assets and liabilities, net—(40.8)%		(68,709)
NET ASSETS—100.0%		$168,343
Abbreviations:
EV	Enterprise Value
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $100,602.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities amounted to a value of $29,598 or 17.6% of net assets.
(4)	Variable rate security. Rate disclosed is as of July 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	This loan will settle after July 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	81%
Cayman Islands	9
Bermuda	4
United Kingdom	3
Canada	1
Luxembourg	1
Netherlands	1
Total	100%
† % of total investments as of July 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 16.
See Notes to Financial Statements

Convertible & Income 2024 Target Term Fund (CBH)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$ 76,035	$ —	$ 76,035	$ —
Leveraged Loans	56,936	—	56,287	649
U.S. Government Security	2,714	—	2,714	—
Convertible Bonds and Notes	95,856	—	95,856	—
Equity Securities:
Common Stocks	1,460	—	13	1,447
Warrant	286	—	—	286
Money Market Mutual Fund	1,234	1,234	—	—
Securities Lending Collateral	2,531	2,531	—	—
Total Investments	$237,052	$3,765	$230,905	$2,382
There were no transfers into or out of Level 3 related to securities held at July 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Warrant	Leveraged Loans
Investments in Securities
Balance as of January 31, 2023:	$ 1,198	$ 1,014	$ 184	$ —
Accrued discount/(premium)	1	—	—	1
Net realized gain (loss)	— (a)	—	—	— (a)
Net change in unrealized appreciation (depreciation)(b)	178	433	102	(357)
Purchases	1,007	—	—	1,007
Sales (c)	(2)	—	—	(2)
Balance as of July 31, 2023	$ 2,382	$ 1,447	$ 286	$ 649
(a) Amount is less than $500 (not in thousands).
(b) The net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023, was $178.
(c) Includes paydowns on securities.
See Notes to Financial Statements

Convertible & Income 2024 Target Term Fund (CBH)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at July 31, 2023:
Investments in Securities – Assets	Ending Balance at July 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Common Stocks:
CCF Holdings LLC	$1,192	Market and Company Comparables	EV Multiples	1.17x (0.64x - 1.98x)
				5.76x (4.64x - 7.22x)
				0.54x (0.14x - 0.89x)
			Illiquidity Discount	25%

CCF Holdings LLC Class M	$255	Market and Company Comparables	EV Multiples	1.17x (0.64x - 1.98x)
				5.76x (4.64x - 7.22x)
				0.54x (0.14x - 0.89x)
			Illiquidity Discount	25%

Warrant:
CCF Holdings LLC	$286	Market and Company Comparables	EV Multiples	1.17x (0.64x - 1.98x)
				5.76x (4.64x - 7.22x)
				0.54x (0.14x - 0.89x)
			Illiquidity Discount	25%
		Black-Scholes Model	Volatility	47.05%

See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—77.2%
Auto Manufacturers—1.6%
Ford Motor Co. 0.000%, 3/15/26	$ 1,095	$ 1,117
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	1,650	1,098
Rivian Automotive, Inc. 144A 4.625%, 3/15/29(1)	2,210	3,561
		5,776

Automotive Parts & Equipment—1.0%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	1,280	1,706
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	2,505	1,797
		3,503

Banks—1.5%
Barclays Bank plc 0.000%, 2/18/25(2)	3,130	3,221
BofA Finance LLC 0.600%, 5/25/27	2,070	2,262
		5,483

Biotechnology—3.3%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	2,485	2,425
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,390	1,542
2.250%, 2/1/29	1,165	942
Halozyme Therapeutics, Inc. 144A 1.000%, 8/15/28(1)	1,230	1,228
Insmed, Inc.
1.750%, 1/15/25(2)	1,940	1,848
0.750%, 6/1/28	1,100	946
Ionis Pharmaceuticals, Inc. 144A 1.750%, 6/15/28(1)	620	620
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	2,275	2,413
		11,964

Chemicals—0.5%
Livent Corp. 4.125%, 7/15/25(2)	640	1,842
Commercial Services—3.0%
Affirm Holdings, Inc. 0.000%, 11/15/26	4,060	3,010
Block, Inc. 0.125%, 3/1/25	1,635	1,615
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	2,465	2,023
Shift4 Payments, Inc.
0.000%, 12/15/25(2)	905	983
0.500%, 8/1/27	3,575	3,178
		10,809

	Par Value	Value

Computers—3.2%
CyberArk Software Ltd. 0.000%, 11/15/24(2)	$ 1,550	$ 1,814
KBR, Inc. 2.500%, 11/1/23(2)	375	908
Lumentum Holdings, Inc. 144A 1.500%, 12/15/29(1)	4,055	3,990
Parsons Corp. 0.250%, 8/15/25(2)	2,710	3,159
Zscaler, Inc. 0.125%, 7/1/25(2)	1,285	1,578
		11,449

Electric Utilities—2.9%
FirstEnergy Corp. 144A 4.000%, 5/1/26(1)	4,040	4,026
Southern Co. (The) 144A 3.875%, 12/15/25(1)	6,460	6,482
		10,508

Energy-Alternate Sources—1.5%
Array Technologies, Inc. 1.000%, 12/1/28(2)	735	756
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	5,760	4,629
		5,385

Engineering & Construction—0.7%
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	2,375	2,598
Entertainment—4.3%
DraftKings Holdings, Inc. 0.000%, 3/15/28	3,275	2,518
IMAX Corp. 0.500%, 4/1/26	4,105	3,844
Live Nation Entertainment, Inc.
2.000%, 2/15/25(2)	4,170	4,328
144A 3.125%, 1/15/29(1)	1,745	1,906
Vail Resorts, Inc. 0.000%, 1/1/26(2)	3,130	2,770
		15,366

Financial Services—2.7%
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	4,420	4,572
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27(2)	3,900	5,011
		9,583

Health Care REITs—1.4%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	4,730	4,808
Healthcare-Products—6.4%
Alphatec Holdings, Inc. 0.750%, 8/1/26(2)	2,960	3,415
CONMED Corp. 2.250%, 6/15/27	2,365	2,482
See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Exact Sciences Corp.
0.375%, 3/15/27(2)	$ 6,855	$ 7,511
0.375%, 3/1/28	880	913
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	1,160	1,413
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	1,145	1,522
Natera, Inc. 2.250%, 5/1/27(2)	1,855	2,535
TransMedics Group, Inc. 144A 1.500%, 6/1/28(1)	2,500	3,048
		22,839

Internet—8.2%
Booking Holdings, Inc. 0.750%, 5/1/25(2)	1,075	1,739
Palo Alto Networks, Inc. 0.375%, 6/1/25(2)	2,585	6,497
Snap, Inc. 0.750%, 8/1/26	915	848
Uber Technologies, Inc. 0.000%, 12/15/25(2)	4,610	4,427
Wayfair, Inc.
1.125%, 11/1/24	2,215	2,265
1.000%, 8/15/26	2,290	1,986
144A 3.250%, 9/15/27(1)	1,835	2,629
Zillow Group, Inc.
2.750%, 5/15/25(2)	6,550	7,169
1.375%, 9/1/26	1,350	1,784
		29,344

Leisure Time—3.9%
Carnival Corp. 5.750%, 10/1/24	1,428	2,824
NCL Corp., Ltd.
5.375%, 8/1/25(2)	655	911
1.125%, 2/15/27	5,195	4,855
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23(2)	1,285	1,712
144A 6.000%, 8/15/25(1)(2)	995	2,282
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	1,055	1,368
		13,952

Media—3.7%
DISH Network Corp. 0.000%, 12/15/25	1,620	987
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	7,195	7,310
Liberty Media Corp. 144A 3.750%, 3/15/28(1)	860	935
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)	3,805	4,007
		13,239

Mining—0.5%
Lithium Americas Corp. 1.750%, 1/15/27	885	682
	Par Value	Value

Mining—continued
SSR Mining, Inc. 2.500%, 4/1/39	$ 1,125	$ 1,224
		1,906

Miscellaneous Manufacturing—0.9%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)(2)	3,130	3,222
Oil, Gas & Consumable Fuels—3.0%
EQT Corp. 1.750%, 5/1/26	865	2,494
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(1)	2,550	3,107
Pioneer Natural Resources Co. 0.250%, 5/15/25(2)	1,535	3,682
Transocean, Inc. 4.625%, 9/30/29	530	1,464
		10,747

Passenger Airlines—0.5%
American Airlines Group, Inc. 6.500%, 7/1/25(2)	1,315	1,610
Pharmaceuticals—4.8%
Dexcom, Inc.
0.750%, 12/1/23(2)	545	1,647
0.250%, 11/15/25(2)	8,470	8,911
144A 0.375%, 5/15/28(1)	3,115	3,130
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	1,820	2,039
Revance Therapeutics, Inc. 1.750%, 2/15/27	1,370	1,386
		17,113

Retail—1.9%
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	2,390	3,020
Shake Shack, Inc. 0.000%, 3/1/28	4,675	3,707
		6,727

Semiconductors—4.1%
Impinj, Inc. 1.125%, 5/15/27(2)	580	543
Microchip Technology, Inc. 0.125%, 11/15/24	1,715	1,971
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	4,745	5,778
SMART Global Holdings, Inc. 2.000%, 2/1/29	780	1,096
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	1,010	1,188
Wolfspeed, Inc. 0.250%, 2/15/28	4,950	4,118
		14,694

See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Software—11.7%
Akamai Technologies, Inc. 0.125%, 5/1/25(2)	$ 2,830	$ 3,087
Bentley Systems, Inc. 0.125%, 1/15/26(2)	4,535	4,626
BILL Holdings, Inc. 0.000%, 12/1/25(2)	2,750	2,948
Cerence, Inc. 144A 1.500%, 7/1/28(1)	2,700	2,606
Confluent, Inc. 0.000%, 1/15/27	1,495	1,242
Datadog, Inc. 0.125%, 6/15/25(2)	2,805	3,845
Envestnet, Inc. 144A 2.625%, 12/1/27(1)(2)	3,405	3,660
HubSpot, Inc. 0.375%, 6/1/25(2)	1,375	2,852
MicroStrategy, Inc. 0.750%, 12/15/25	2,555	3,237
MongoDB, Inc. 0.250%, 1/15/26(2)	1,540	3,144
Splunk, Inc.
1.125%, 9/15/25(2)	2,125	2,124
1.125%, 6/15/27	2,595	2,236
Tyler Technologies, Inc. 0.250%, 3/15/26(2)	4,560	4,562
Workiva, Inc. 1.125%, 8/15/26	1,290	1,850
		42,019

Total Convertible Bonds and Notes (Identified Cost $259,155)		276,486

Corporate Bonds and Notes—60.7%
Aerospace & Defense—2.7%
Bombardier, Inc. 144A 7.500%, 2/1/29(1)	2,295	2,274
Spirit AeroSystems, Inc. 144A 9.375%, 11/30/29(1)(2)	2,215	2,371
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	3,495	3,506
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)(2)	1,635	1,679
		9,830

Auto Manufacturers—1.2%
Ford Motor Co.
9.625%, 4/22/30(2)	2,205	2,574
7.450%, 7/16/31(2)	1,700	1,824
		4,398

Automotive Parts & Equipment—2.1%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	1,280	1,246
Clarios Global LP 144A 8.500%, 5/15/27(1)	3,010	3,047
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	1,270	1,302
	Par Value	Value

Automotive Parts & Equipment—continued
5.250%, 7/15/31	$ 1,975	$ 1,758
		7,353

Building Materials—1.3%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	2,445	2,433
Griffon Corp. 5.750%, 3/1/28	2,425	2,282
		4,715

Chemicals—0.5%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(2)	1,885	1,730
Commercial Services—2.2%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	1,320	1,145
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)	2,060	1,917
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)(2)	1,315	1,264
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	2,130	1,759
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	2,000	1,819
		7,904

Computers—1.7%
McAfee Corp. 144A 7.375%, 2/15/30(1)(2)	1,390	1,201
NCR Corp. 144A 5.125%, 4/15/29(1)(2)	1,375	1,230
Seagate HDD Cayman 144A 8.500%, 7/15/31(1)	3,495	3,649
		6,080

Containers & Packaging—1.8%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	1,330	1,298
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	1,810	1,805
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	1,680	1,707
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	1,830	1,760
		6,570

Diversified REITS—1.2%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)(2)	1,735	1,741
144A 5.250%, 7/15/30(1)	2,820	2,549
		4,290

Electric Utilities—0.3%
PG&E Corp. 5.250%, 7/1/30(2)	1,310	1,176

See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Electronic Equipment, Instruments & Components—0.7%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	$ 2,560	$ 2,611
Electronics—0.5%
Coherent Corp. 144A 5.000%, 12/15/29(1)	1,980	1,782
Entertainment—4.2%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)	4,165	4,272
144A 7.000%, 2/15/30(1)(2)	1,215	1,227
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	1,225	1,138
International Game Technology plc 144A 6.250%, 1/15/27(1)	1,185	1,180
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)(2)	2,720	1,861
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)	1,915	1,925
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	1,215	1,211
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	2,525	2,272
		15,086

Environmental Services—0.7%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)(2)	2,770	2,527
Financial Services—2.3%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)(2)	1,400	1,268
144A 5.750%, 11/15/31(1)(2)	730	619
Navient Corp.
6.750%, 6/15/26	2,340	2,282
9.375%, 7/25/30(2)	1,175	1,181
OneMain Finance Corp.
8.250%, 10/1/23(2)	565	566
9.000%, 1/15/29	1,180	1,199
PRA Group, Inc. 144A 8.375%, 2/1/28(1)(2)	1,205	1,100
		8,215

Food & Beverage—1.4%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)(2)	2,750	2,663
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)(2)	2,625	2,438
		5,101

Healthcare-Products—0.7%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	2,655	2,355
Healthcare-Services—2.3%
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	1,735	1,773
Select Medical Corp. 144A 6.250%, 8/15/26(1)(2)	1,750	1,735
	Par Value	Value

Healthcare-Services—continued
Tenet Healthcare Corp. 6.125%, 10/1/28	$ 4,830	$ 4,601
		8,109

Hotel & Resort REITs—1.4%
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	1,340	1,236
144A 4.875%, 5/15/29(1)	1,450	1,267
Service Properties Trust 7.500%, 9/15/25	2,360	2,333
		4,836

Housewares—0.5%
Newell Brands, Inc. 6.625%, 9/15/29(2)	1,750	1,748
Internet—2.0%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	2,905	2,928
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)(2)	1,125	1,148
144A 7.500%, 9/15/27(1)	1,900	1,939
144A 6.250%, 1/15/28(1)	1,135	1,126
		7,141

Investment Companies—0.7%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	2,710	2,467
Leisure Time—2.7%
Carnival Corp.
144A 10.500%, 2/1/26(1)	3,390	3,574
144A 10.500%, 6/1/30(1)	1,180	1,248
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)	1,820	1,897
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	275	291
144A 11.625%, 8/15/27(1)	2,545	2,779
		9,789

Lodging—0.7%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	2,645	2,364
Machinery-Construction & Mining—0.6%
Terex Corp. 144A 5.000%, 5/15/29(1)	2,215	2,061
Machinery-Diversified—0.7%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)(2)	2,385	2,444
Media—5.7%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(2)	2,445	2,338
144A 7.375%, 3/1/31(1)	3,045	3,028
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	1,855	1,675

See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Media—continued
DISH Network Corp. 144A 11.750%, 11/15/27(1)	$ 2,305	$ 2,320
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	2,620	2,266
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	2,120	1,993
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)(2)	1,555	1,185
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	2,240	1,949
TEGNA, Inc. 5.000%, 9/15/29	1,415	1,261
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	2,605	2,405
		20,420

Mining—1.0%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,145	1,168
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)(2)	2,470	2,366
		3,534

Oil, Gas & Consumable Fuels—4.9%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)(2)	1,126	1,153
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	1,710	1,734
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	1,225	1,188
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	2,825	2,924
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(2)	2,335	2,315
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)(2)	1,175	1,184
SM Energy Co. 6.500%, 7/15/28	2,360	2,307
USA Compression Partners LP 6.875%, 9/1/27	2,285	2,201
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	2,440	2,501
		17,507

Paper & Forest Products—0.3%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)(2)	1,470	1,204
Passenger Airlines—0.6%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	2,080	2,292
Personal Care Product—0.6%
Coty, Inc. 144A 6.500%, 4/15/26(1)	2,165	2,147
Pharmaceuticals—0.7%
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	1,250	1,112
	Par Value	Value

Pharmaceuticals—continued
Organon & Co. 144A 5.125%, 4/30/31(1)	$ 1,535	$ 1,301
		2,413

Pipelines—2.6%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)(2)	1,405	1,317
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	3,155	2,974
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)(2)	1,160	1,196
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	2,150	2,130
NuStar Logistics LP 6.375%, 10/1/30(2)	1,740	1,678
		9,295

Real Estate—0.4%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,990	1,542
Retail—2.4%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	3,100	2,996
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	2,350	2,356
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(1)	1,390	1,241
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)(2)	2,265	1,946
		8,539

Semiconductors—0.8%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	1,170	1,173
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)(2)	1,925	1,846
		3,019

Software—1.0%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)(2)	1,755	1,706
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	1,910	1,697
		3,403

Telecommunications—1.7%
CommScope, Inc. 144A 6.000%, 3/1/26(1)	1,655	1,518
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)(2)	2,330	2,248
Hughes Satellite Systems Corp. 6.625%, 8/1/26	2,610	2,357
		6,123

See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Transportation—0.9%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	$ 1,500	$ 1,562
144A 5.500%, 5/1/28(1)	620	573
XPO, Inc. 144A 7.125%, 6/1/31(1)	1,130	1,143
		3,278

Total Corporate Bonds and Notes (Identified Cost $223,530)		217,398

	Shares
Convertible Preferred Stocks—5.9%
Banks—2.3%
Wells Fargo & Co. Series L, 7.500%	7,030	8,288
Capital Markets—0.7%
KKR & Co., Inc. Series C, 6.000%	34,130	2,384
Electric Utilities—1.5%
NextEra Energy, Inc., 6.926%	89,150	4,077
PG&E Corp., 5.500%	7,690	1,175
		5,252

Machinery—1.4%
Chart Industries, Inc. Series B, 6.750%	38,860	2,805
RBC Bearings, Inc. Series A, 5.000%	22,285	2,421
		5,226

Total Convertible Preferred Stocks (Identified Cost $15,322)		21,150

Preferred Stock—0.3%
Entertainment—0.3%
LiveStyle, Inc. Series B (3)(4)(5)	12,300	1,005
Total Preferred Stock (Identified Cost $1,206)		1,005

Common Stocks—2.7%
Banks—2.1%
CCF Holdings LLC (3)(4)	7,808,320	6,793
CCF Holdings LLC Class M(3)(4)	879,959	766
		7,559

Consumer Finance—0.0%
Erickson, Inc.(3)(4)	8,295	150
Entertainment—0.0%
LiveStyle, Inc. (3)(4)(5)	90,407	—
	Shares	Value

Healthcare Equipment & Supplies—0.6%
Boston Scientific Corp.(4)	38,646	$ 2,004
Total Common Stocks (Identified Cost $31,806)		9,713

Warrants—0.2%
Banks—0.2%
CCF Holdings LLC, 4/1/24(3)(4)	1,455,681	859
Media—0.0%
Tenerity, Inc., 4/1/24(3)(4)(5)	15,602	—
Total Warrants (Identified Cost $3,080)		859

Equity-Linked Notes—1.3%
Financial Services—1.3%
Goldman Sachs Finance Corp.(3)	4,950,000	4,663
Total Equity-Linked Notes (Identified Cost $5,069)		4,663

Total Long-Term Investments—148.3% (Identified Cost $539,168)		531,274

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.153%)(6)	4,297,964	4,298
Total Short-Term Investment (Identified Cost $4,298)		4,298

TOTAL INVESTMENTS—149.5% (Identified Cost $543,466)		$ 535,572
Other assets and liabilities, net—(21.6)%		(77,375)
Preferred Shares—(27.9)%		(100,000)
NET ASSETS—100.0%		$ 358,197

Abbreviations:
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

For information regarding the abbreviations, see the Key Investment Terms starting on page 16.
See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities amounted to a value of $280,758 or 78.4% of net assets.
(2)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $54,284.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.
(5)	Security is restricted from resale.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	89%
Canada	3
Bermuda	2
Panama	2
Liberia	1
United Kingdom	1
Cayman Islands	1
Other	1
Total	100%
† % of total investments as of July 31, 2023.
The following table summarizes the value of the Fund’s investments as of July 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$217,398	$ —	$217,398	$ —
Convertible Bonds and Notes	276,486	—	276,486	—
Equity Securities:
Common Stocks	9,713	2,004	—	7,709 (1)
Convertible Preferred Stocks	21,150	21,150	—	—
Preferred Stock	1,005	—	—	1,005
Warrants	859	—	—	859 (1)
Equity-Linked Notes	4,663	—	—	4,663
Money Market Mutual Fund	4,298	4,298	—	—
Total Investments	$535,572	$27,452	$493,884	$14,236

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at July 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stocks	Common Stocks	Warrants	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2023:	$ 13,284	$ 925	$ 5,596	$ 553(a)	$ 6,210
Accrued discount/(premium)	— (b)	—	—	— (b)	— (b)
Net realized gain (loss)	(70)	—	—	—	(70)
Net change in unrealized appreciation (depreciation)(c)	1,972	80	2,113	306	(527)
Purchases	144	—	—	—	144
Sales (d)	(1,094)	—	—	—	(1,094)
Balance as of July 31, 2023	$ 14,236	$ 1,005	$ 7,709 (a)	$ 859 (a)	$ 4,663
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500 (not in thousands).
(c) The net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023, was $1,972.
(d) Includes paydowns on securities.
See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at July 31, 2023:
Investments in Securities – Assets	Ending Balance at July 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series B	$1,005	Discounted cash flows liquidation approach	Discount rate	25.16% (24.89% - 25.38%)

Common Stocks:
CCF Holdings LLC	$6,793	Market and Company Comparables	EV Multiples	1.17x (0.64x - 1.98x)
				5.76x (4.64x - 7.22x)
				0.54x (0.14x - 0.89x)
			Illiquidity Discount	25%

CCF Holdings LLC Class M	$ 766	Market and Company Comparables	EV Multiples	1.17x (0.64x - 1.98x)
				5.76x (4.64x - 7.22x)
				0.54x (0.14x - 0.89x)
			Illiquidity Discount	25%

Erickson, Inc.	$ 150	Market and Company Comparables	EV Multiples	1.31x (0.63x - 3.21x)
				13.42x (12.06x - 14.72x)
				1.04x (0.49x - 1.93x)
			M&A Transaction Multiples	1.13x (0.62x - 1.74x)
			Illiquidity Discount	20%

Warrants:
CCF Holdings LLC	$ 859	Market and Company Comparables	EV Multiples	1.17x (0.64x - 1.98x)
				5.76x (4.64x - 7.22x)
				0.54x (0.14x - 0.89x)
			Illiquidity Discount	25%
		Black-Scholes Model	Volatility	47.05%

See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—80.9%
Auto Manufacturers—1.7%
Ford Motor Co. 0.000%, 3/15/26	$ 860	$ 877
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	1,300	865
Rivian Automotive, Inc. 144A 4.625%, 3/15/29(1)	1,740	2,804
		4,546

Automotive Parts & Equipment—1.0%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	1,005	1,339
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	1,965	1,410
		2,749

Banks—1.6%
Barclays Bank plc 0.000%, 2/18/25(2)	2,470	2,542
BofA Finance LLC 0.600%, 5/25/27	1,630	1,781
		4,323

Biotechnology—3.5%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	1,960	1,913
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,100	1,221
2.250%, 2/1/29	915	740
Halozyme Therapeutics, Inc. 144A 1.000%, 8/15/28(1)	970	968
Insmed, Inc.
1.750%, 1/15/25(2)	1,530	1,457
0.750%, 6/1/28	865	744
Ionis Pharmaceuticals, Inc. 144A 1.750%, 6/15/28(1)	490	490
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	1,795	1,904
		9,437

Chemicals—0.5%
Livent Corp. 4.125%, 7/15/25(2)	505	1,453
Commercial Services—3.2%
Affirm Holdings, Inc. 0.000%, 11/15/26	3,200	2,372
Block, Inc. 0.125%, 3/1/25	1,290	1,275
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	1,945	1,596
Shift4 Payments, Inc.
0.000%, 12/15/25(2)	715	776
0.500%, 8/1/27	2,820	2,507
		8,526

	Par Value	Value

Computers—3.4%
CyberArk Software Ltd. 0.000%, 11/15/24(2)	$ 1,220	$ 1,428
KBR, Inc. 2.500%, 11/1/23(2)	300	727
Lumentum Holdings, Inc. 144A 1.500%, 12/15/29(1)	3,195	3,144
Parsons Corp. 0.250%, 8/15/25(2)	2,135	2,488
Zscaler, Inc. 0.125%, 7/1/25(2)	1,010	1,240
		9,027

Electric Utilities—3.1%
FirstEnergy Corp. 144A 4.000%, 5/1/26(1)	3,185	3,174
Southern Co. (The) 144A 3.875%, 12/15/25(1)	5,090	5,108
		8,282

Energy-Alternate Sources—1.6%
Array Technologies, Inc. 1.000%, 12/1/28	565	581
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)(2)	4,540	3,649
		4,230

Engineering & Construction—0.8%
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	1,875	2,051
Entertainment—4.5%
DraftKings Holdings, Inc. 0.000%, 3/15/28	2,580	1,984
IMAX Corp. 0.500%, 4/1/26	3,235	3,029
Live Nation Entertainment, Inc.
2.000%, 2/15/25(2)	3,290	3,415
144A 3.125%, 1/15/29(1)	1,380	1,507
Vail Resorts, Inc. 0.000%, 1/1/26(2)	2,465	2,181
		12,116

Financial Services—2.8%
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	3,480	3,599
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	3,070	3,945
		7,544

Health Care REITs—1.4%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	3,725	3,786
Healthcare-Products—6.7%
Alphatec Holdings, Inc. 0.750%, 8/1/26	2,335	2,694
CONMED Corp. 2.250%, 6/15/27	1,865	1,957
See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Exact Sciences Corp.
0.375%, 3/15/27(2)	$ 5,400	$ 5,916
0.375%, 3/1/28	695	721
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	915	1,115
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	905	1,203
Natera, Inc. 2.250%, 5/1/27	1,460	1,995
TransMedics Group, Inc. 144A 1.500%, 6/1/28(1)	1,975	2,408
		18,009

Internet—8.6%
Booking Holdings, Inc. 0.750%, 5/1/25(2)	845	1,367
Palo Alto Networks, Inc. 0.375%, 6/1/25(2)	2,040	5,128
Snap, Inc. 0.750%, 8/1/26	720	667
Uber Technologies, Inc. 0.000%, 12/15/25(2)	3,630	3,486
Wayfair, Inc.
1.125%, 11/1/24	1,745	1,784
1.000%, 8/15/26	1,810	1,570
144A 3.250%, 9/15/27(1)	1,440	2,063
Zillow Group, Inc.
2.750%, 5/15/25(2)	5,155	5,642
1.375%, 9/1/26	1,065	1,407
		23,114

Leisure Time—4.1%
Carnival Corp. 5.750%, 10/1/24	1,126	2,227
NCL Corp., Ltd.
5.375%, 8/1/25(2)	515	716
1.125%, 2/15/27	4,095	3,827
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23(2)	1,015	1,352
144A 6.000%, 8/15/25(1)(2)	785	1,801
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	835	1,083
		11,006

Media—3.8%
DISH Network Corp. 0.000%, 12/15/25	1,275	777
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	5,670	5,761
Liberty Media Corp. 144A 3.750%, 3/15/28(1)	680	739
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)	2,925	3,080
		10,357

Mining—0.5%
Lithium Americas Corp. 1.750%, 1/15/27	695	535
	Par Value	Value

Mining—continued
SSR Mining, Inc. 2.500%, 4/1/39	$ 860	$ 936
		1,471

Miscellaneous Manufacturing—0.9%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	2,465	2,538
Oil, Gas & Consumable Fuels—3.1%
EQT Corp. 1.750%, 5/1/26	680	1,961
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(1)	2,010	2,449
Pioneer Natural Resources Co. 0.250%, 5/15/25(2)	1,210	2,902
Transocean, Inc. 4.625%, 9/30/29	420	1,160
		8,472

Passenger Airlines—0.5%
American Airlines Group, Inc. 6.500%, 7/1/25(2)	1,040	1,273
Pharmaceuticals—5.0%
Dexcom, Inc.
0.750%, 12/1/23(2)	430	1,299
0.250%, 11/15/25(2)	6,670	7,017
144A 0.375%, 5/15/28(1)	2,455	2,467
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	1,440	1,614
Revance Therapeutics, Inc. 1.750%, 2/15/27	1,075	1,088
		13,485

Retail—2.0%
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	1,885	2,382
Shake Shack, Inc. 0.000%, 3/1/28	3,685	2,922
		5,304

Semiconductors—4.3%
Impinj, Inc. 1.125%, 5/15/27	455	426
Microchip Technology, Inc. 0.125%, 11/15/24	1,350	1,552
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	3,740	4,554
SMART Global Holdings, Inc. 2.000%, 2/1/29	610	857
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	795	935
Wolfspeed, Inc. 0.250%, 2/15/28	3,900	3,245
		11,569

See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Software—12.3%
Akamai Technologies, Inc. 0.125%, 5/1/25(2)	$ 2,230	$ 2,433
Bentley Systems, Inc. 0.125%, 1/15/26(2)	3,575	3,647
BILL Holdings, Inc. 0.000%, 12/1/25(2)	2,165	2,321
Cerence, Inc. 144A 1.500%, 7/1/28(1)	2,130	2,055
Confluent, Inc. 0.000%, 1/15/27	1,180	980
Datadog, Inc. 0.125%, 6/15/25(2)	2,210	3,029
Envestnet, Inc. 144A 2.625%, 12/1/27(1)	2,680	2,881
HubSpot, Inc. 0.375%, 6/1/25(2)	1,080	2,240
MicroStrategy, Inc. 0.750%, 12/15/25	2,010	2,547
MongoDB, Inc. 0.250%, 1/15/26(2)	1,215	2,480
Splunk, Inc.
1.125%, 9/15/25(2)	1,675	1,674
1.125%, 6/15/27	2,030	1,749
Tyler Technologies, Inc. 0.250%, 3/15/26(2)	3,590	3,592
Workiva, Inc. 1.125%, 8/15/26	1,020	1,463
		33,091

Total Convertible Bonds and Notes (Identified Cost $204,149)		217,759

Corporate Bonds and Notes—58.8%
Aerospace & Defense—2.6%
Bombardier, Inc. 144A 7.500%, 2/1/29(1)	1,660	1,645
Spirit AeroSystems, Inc. 144A 9.375%, 11/30/29(1)	1,605	1,718
TransDigm, Inc. 144A 6.750%, 8/15/28(1)(2)	2,530	2,537
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	1,180	1,212
		7,112

Auto Manufacturers—1.2%
Ford Motor Co.
9.625%, 4/22/30	1,705	1,990
7.450%, 7/16/31	1,250	1,341
		3,331

Automotive Parts & Equipment—2.1%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(2)	1,000	974
Clarios Global LP 144A 8.500%, 5/15/27(1)	2,325	2,354
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25(2)	975	999
	Par Value	Value

Automotive Parts & Equipment—continued
5.250%, 7/15/31	$ 1,430	$ 1,273
		5,600

Building Materials—1.3%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	1,790	1,781
Griffon Corp. 5.750%, 3/1/28	1,760	1,656
		3,437

Chemicals—0.5%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	1,365	1,252
Commercial Services—2.2%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	955	829
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)	1,595	1,484
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)(2)	1,015	975
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	1,545	1,276
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	1,470	1,337
		5,901

Computers—1.7%
McAfee Corp. 144A 7.375%, 2/15/30(1)	1,085	938
NCR Corp. 144A 5.125%, 4/15/29(1)	1,065	952
Seagate HDD Cayman 144A 8.500%, 7/15/31(1)	2,525	2,636
		4,526

Containers & Packaging—1.8%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)(2)	1,030	1,005
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)(2)	1,310	1,306
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	1,220	1,240
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	1,415	1,361
		4,912

Diversified REITS—1.2%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	1,255	1,259
144A 5.250%, 7/15/30(1)	2,180	1,971
		3,230

Electric Utilities—0.3%
PG&E Corp. 5.250%, 7/1/30	950	853

See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Electronic Equipment, Instruments & Components—0.8%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	$ 1,980	$ 2,019
Electronics—0.3%
Coherent Corp. 144A 5.000%, 12/15/29(1)	975	878
Entertainment—3.8%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(2)	3,025	3,103
144A 7.000%, 2/15/30(1)	880	889
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	885	822
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	2,105	1,440
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)(2)	1,495	1,503
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	685	682
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	1,830	1,647
		10,086

Environmental Services—0.7%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	2,140	1,952
Financial Services—2.3%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	1,080	978
144A 5.750%, 11/15/31(1)	565	480
Navient Corp.
6.750%, 6/15/26(2)	1,700	1,658
9.375%, 7/25/30	845	849
OneMain Finance Corp.
8.250%, 10/1/23(2)	440	441
9.000%, 1/15/29	855	869
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	875	798
		6,073

Food & Beverage—1.3%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	2,135	2,067
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)	1,535	1,426
		3,493

Healthcare-Products—0.6%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	1,920	1,703
Healthcare-Services—2.2%
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	1,260	1,288
Select Medical Corp. 144A 6.250%, 8/15/26(1)(2)	1,265	1,254
	Par Value	Value

Healthcare-Services—continued
Tenet Healthcare Corp. 6.125%, 10/1/28(2)	$ 3,490	$ 3,325
		5,867

Hotel & Resort REITs—1.3%
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	1,035	955
144A 4.875%, 5/15/29(1)	1,125	983
Service Properties Trust 7.500%, 9/15/25(2)	1,705	1,685
		3,623

Housewares—0.5%
Newell Brands, Inc. 6.625%, 9/15/29	1,270	1,269
Internet—2.0%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)	2,100	2,116
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)(2)	865	882
144A 7.500%, 9/15/27(1)	1,485	1,516
144A 6.250%, 1/15/28(1)	825	819
		5,333

Investment Companies—0.7%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	1,970	1,794
Leisure Time—2.4%
Carnival Corp.
144A 10.500%, 2/1/26(1)(2)	1,760	1,855
144A 10.500%, 6/1/30(1)	855	904
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)	1,320	1,376
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	215	228
144A 11.625%, 8/15/27(1)(2)	1,975	2,157
		6,520

Lodging—0.6%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	1,925	1,721
Machinery-Construction & Mining—0.6%
Terex Corp. 144A 5.000%, 5/15/29(1)	1,715	1,596
Machinery-Diversified—0.7%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	1,730	1,773
Media—5.6%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	1,770	1,692
144A 7.375%, 3/1/31(1)(2)	2,210	2,197
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	1,345	1,214

See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Media—continued
DISH Network Corp. 144A 11.750%, 11/15/27(1)	$ 1,670	$ 1,681
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(2)	1,900	1,644
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)(2)	1,640	1,542
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	1,135	865
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	1,735	1,510
TEGNA, Inc. 5.000%, 9/15/29	1,095	976
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	2,015	1,860
		15,181

Mining—1.0%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	840	857
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	1,785	1,710
		2,567

Oil, Gas & Consumable Fuels—4.8%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)	815	835
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	1,325	1,343
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	890	863
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	2,050	2,122
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	1,715	1,701
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	850	856
SM Energy Co. 6.500%, 7/15/28	1,725	1,686
USA Compression Partners LP 6.875%, 9/1/27	1,750	1,686
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,770	1,814
		12,906

Paper & Forest Products—0.3%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,135	929
Passenger Airlines—0.6%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)(2)	1,510	1,664
Personal Care Product—0.6%
Coty, Inc. 144A 6.500%, 4/15/26(1)(2)	1,675	1,661
Pharmaceuticals—0.7%
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	905	805
	Par Value	Value

Pharmaceuticals—continued
Organon & Co. 144A 5.125%, 4/30/31(1)	$ 1,115	$ 945
		1,750

Pipelines—2.6%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,090	1,022
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	2,290	2,158
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)	835	861
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)(2)	1,665	1,650
NuStar Logistics LP 6.375%, 10/1/30	1,255	1,210
		6,901

Real Estate—0.4%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,545	1,197
Retail—2.3%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	2,245	2,170
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	1,700	1,704
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(1)	1,015	906
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	1,640	1,409
		6,189

Semiconductors—0.8%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	850	852
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)	1,485	1,424
		2,276

Software—1.0%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)	1,270	1,235
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	1,485	1,319
		2,554

Telecommunications—1.5%
CommScope, Inc. 144A 6.000%, 3/1/26(1)(2)	765	702
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	1,690	1,630
Hughes Satellite Systems Corp. 6.625%, 8/1/26(2)	2,010	1,815
		4,147

See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Transportation—0.9%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)(2)	$ 1,160	$ 1,208
144A 5.500%, 5/1/28(1)	450	416
XPO, Inc. 144A 7.125%, 6/1/31(1)	820	830
		2,454

Total Corporate Bonds and Notes (Identified Cost $163,680)		158,230

	Shares
Convertible Preferred Stocks—6.2%
Banks—2.4%
Wells Fargo & Co. Series L, 7.500%	5,540	6,531
Capital Markets—0.7%
KKR & Co., Inc. Series C, 6.000%	26,880	1,878
Electric Utilities—1.6%
NextEra Energy, Inc., 6.926%	70,265	3,213
PG&E Corp., 5.500%	6,060	926
		4,139

Machinery—1.5%
Chart Industries, Inc. Series B, 6.750%	30,625	2,211
RBC Bearings, Inc. Series A, 5.000%	17,550	1,906
		4,117

Total Convertible Preferred Stocks (Identified Cost $12,050)		16,665

Preferred Stock—0.4%
Entertainment—0.4%
LiveStyle, Inc. Series B (3)(4)(5)	12,300	1,005
Total Preferred Stock (Identified Cost $1,206)		1,005

Common Stocks—3.0%
Banks—2.4%
CCF Holdings LLC (3)(4)	6,367,079	5,539
CCF Holdings LLC Class M(3)(4)	879,959	766
		6,305

Consumer Finance—0.0%
Erickson, Inc.(3)(4)	6,354	115
Entertainment—0.0%
LiveStyle, Inc. (3)(4)(5)	90,407	—
	Shares	Value

Healthcare Equipment & Supplies—0.6%
Boston Scientific Corp.(4)	30,463	$ 1,580
Total Common Stocks (Identified Cost $23,222)		8,000

Warrants—0.3%
Banks—0.3%
CCF Holdings LLC, 4/1/24(3)(4)	1,455,681	859
Media—0.0%
Tenerity, Inc., 4/1/24(3)(4)(5)	12,009	—
Total Warrants (Identified Cost $2,371)		859

Equity-Linked Notes—1.4%
Financial Services—1.4%
Goldman Sachs Finance Corp.(3)	3,905,000	3,679
Total Equity-Linked Notes (Identified Cost $3,998)		3,679

Total Long-Term Investments—151.0% (Identified Cost $410,676)		406,197

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.153%)(6)	53,055	53
Total Short-Term Investment (Identified Cost $53)		53

TOTAL INVESTMENTS—151.0% (Identified Cost $410,729)		$ 406,250
Other assets and liabilities, net—(10.5)%		(28,204)
Preferred Shares—(40.5)%		(109,000)
NET ASSETS—100.0%		$ 269,046

Abbreviations:
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

For information regarding the abbreviations, see the Key Investment Terms starting on page 16.
See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities amounted to a value of $209,830 or 78.0% of net assets.
(2)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $42,014.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.
(5)	Security is restricted from resale.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	90%
Canada	3
Bermuda	2
Liberia	2
Panama	1
Cayman Islands	1
United Kingdom	1
Total	100%
† % of total investments as of July 31, 2023.
The following table summarizes the value of the Fund’s investments as of July 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$158,230	$ —	$158,230	$ —
Convertible Bonds and Notes	217,759	—	217,759	—
Equity Securities:
Common Stocks	8,000	1,580	—	6,420 (1)
Convertible Preferred Stocks	16,665	16,665	—	—
Preferred Stock	1,005	—	—	1,005
Warrants	859	—	—	859 (1)
Equity-Linked Notes	3,679	—	—	3,679
Money Market Mutual Fund	53	53	—	—
Total Investments	$406,250	$18,298	$375,989	$11,963

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at July 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2023:	$10,902	$4,647	$ 925	$553 (a)	$4,777
Accrued discount/(premium)	— (b)	—	—	—	— (b)
Net realized gain (loss)	(48)	—	—	—	(48)
Net change in unrealized appreciation (depreciation)(c)	1,746	1,773	80	306	(413)
Purchases	119	—	—	—	119
Sales (d)	(756)	—	—	—	(756)
Balance as of July 31, 2023	$11,963	$6,420 (a)	$1,005	$ 859(a)	$3,679
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500 (not in thousands).
(c) The net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023, was $1,746.
(d) Includes paydowns on securities.
See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at July 31, 2023:
Investments in Securities – Assets	Ending Balance at July 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$ 1,005	Discounted cash flows liquidation approach	Discount rate	25.16% (24.89% - 25.38%)

Common Stocks:
CCF Holdings LLC	$ 5,539	Market and Company Comparables	EV Multiples	1.17x (0.64x - 1.98x)
				5.76x (4.64x - 7.22x)
				0.54x (0.14x - 0.89x)
			Illiquidity Discount	25%

CCF Holdings LLC Class M	$ 766	Market and Company Comparables	EV Multiples	1.17x (0.64x - 1.98x)
				5.76x (4.64x - 7.22x)
				0.54x (0.14x - 0.89x)
			Illiquidity Discount	25%

Erickson, Inc.	$ 115	Market and Company Comparables	EV Multiples	1.31x (0.63x - 3.21x)
				13.42x (12.06x - 14.72x)
				1.04x (0.49x - 1.93x)
			M&A Transaction Multiples	1.13x (0.62x - 1.74x)
			Illiquidity Discount	20%

Warrants:
CCF Holdings LLC	$ 859	Market and Company Comparables	EV Multiples	1.17x (0.64x - 1.98x)
				5.76x (4.64x - 7.22x)
				0.54x (0.14x - 0.89x)
			Illiquidity Discount	25%
		Black-Scholes Model	Volatility	47.05%

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—77.4%
Auto Manufacturers—1.6%
Ford Motor Co. 0.000%, 3/15/26	$ 695	$ 709
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)(2)	1,060	705
Rivian Automotive, Inc. 144A 4.625%, 3/15/29(1)(2)	1,400	2,256
		3,670

Automotive Parts & Equipment—1.0%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)(2)	805	1,073
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)(2)	1,570	1,126
		2,199

Banks—1.5%
Barclays Bank plc 0.000%, 2/18/25(2)	1,980	2,038
BofA Finance LLC 0.600%, 5/25/27(2)	1,305	1,426
		3,464

Biotechnology—3.3%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)(2)	1,565	1,527
Bridgebio Pharma, Inc.
2.500%, 3/15/27	880	977
2.250%, 2/1/29(2)	740	598
Halozyme Therapeutics, Inc. 144A 1.000%, 8/15/28(1)	780	779
Insmed, Inc.
1.750%, 1/15/25(2)	1,275	1,215
0.750%, 6/1/28(2)	700	602
Ionis Pharmaceuticals, Inc. 144A 1.750%, 6/15/28(1)	385	385
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)(2)	1,440	1,527
		7,610

Chemicals—0.5%
Livent Corp. 4.125%, 7/15/25(2)	400	1,151
Commercial Services—3.0%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	2,560	1,898
Block, Inc. 0.125%, 3/1/25	1,035	1,022
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(2)	1,550	1,272
Shift4 Payments, Inc.
0.000%, 12/15/25(2)	570	619
0.500%, 8/1/27(2)	2,260	2,009
		6,820

	Par Value	Value

Computers—3.2%
CyberArk Software Ltd. 0.000%, 11/15/24(2)	$ 980	$ 1,147
KBR, Inc. 2.500%, 11/1/23(2)	240	581
Lumentum Holdings, Inc. 144A 1.500%, 12/15/29(1)	2,560	2,519
Parsons Corp. 0.250%, 8/15/25(2)	1,695	1,976
Zscaler, Inc. 0.125%, 7/1/25	810	995
		7,218

Electric Utilities—2.9%
FirstEnergy Corp. 144A 4.000%, 5/1/26(1)(2)	2,550	2,541
Southern Co. (The) 144A 3.875%, 12/15/25(1)(2)	4,085	4,099
		6,640

Energy-Alternate Sources—1.5%
Array Technologies, Inc. 1.000%, 12/1/28(2)	495	509
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)(2)	3,645	2,929
		3,438

Engineering & Construction—0.7%
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)(2)	1,500	1,641
Entertainment—4.3%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	2,065	1,588
IMAX Corp. 0.500%, 4/1/26(2)	2,595	2,430
Live Nation Entertainment, Inc.
2.000%, 2/15/25(2)	2,630	2,730
144A 3.125%, 1/15/29(1)	1,105	1,206
Vail Resorts, Inc. 0.000%, 1/1/26(2)	1,985	1,757
		9,711

Financial Services—2.7%
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)(2)	2,780	2,875
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27(2)	2,465	3,168
		6,043

Health Care REITs—1.3%
Welltower OP LLC 144A 2.750%, 5/15/28(1)(2)	3,000	3,050
Healthcare-Products—6.4%
Alphatec Holdings, Inc. 0.750%, 8/1/26(2)	1,870	2,158
CONMED Corp. 2.250%, 6/15/27(2)	1,495	1,569
See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Exact Sciences Corp.
0.375%, 3/15/27(2)	$ 4,325	$ 4,738
0.375%, 3/1/28(2)	555	576
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)(2)	765	932
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)(2)	725	964
Natera, Inc. 2.250%, 5/1/27(2)	1,185	1,619
TransMedics Group, Inc. 144A 1.500%, 6/1/28(1)(2)	1,580	1,926
		14,482

Internet—8.1%
Booking Holdings, Inc. 0.750%, 5/1/25(2)	680	1,100
Palo Alto Networks, Inc. 0.375%, 6/1/25(2)	1,635	4,110
Snap, Inc. 0.750%, 8/1/26	580	537
Uber Technologies, Inc. 0.000%, 12/15/25(2)	2,915	2,800
Wayfair, Inc.
1.125%, 11/1/24(2)	1,390	1,421
1.000%, 8/15/26(2)	1,445	1,253
144A 3.250%, 9/15/27(1)(2)	1,150	1,647
Zillow Group, Inc.
2.750%, 5/15/25(2)	4,115	4,504
1.375%, 9/1/26(2)	855	1,130
		18,502

Leisure Time—3.9%
Carnival Corp. 5.750%, 10/1/24	905	1,790
NCL Corp., Ltd.
5.375%, 8/1/25(2)	415	577
1.125%, 2/15/27(2)	3,285	3,070
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23(2)	815	1,085
144A 6.000%, 8/15/25(1)(2)	630	1,445
Topgolf Callaway Brands Corp. 2.750%, 5/1/26(2)	670	869
		8,836

Media—3.6%
DISH Network Corp. 0.000%, 12/15/25(2)	1,035	631
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)(2)	4,550	4,623
Liberty Media Corp. 144A 3.750%, 3/15/28(1)	545	592
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)(2)	2,250	2,369
		8,215

Mining—0.5%
Lithium Americas Corp. 1.750%, 1/15/27(2)	555	428
	Par Value	Value

Mining—continued
SSR Mining, Inc. 2.500%, 4/1/39(2)	$ 730	$ 794
		1,222

Miscellaneous Manufacturing—0.9%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)(2)	1,980	2,038
Oil, Gas & Consumable Fuels—3.0%
EQT Corp. 1.750%, 5/1/26(2)	550	1,586
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(1)(2)	1,635	1,992
Pioneer Natural Resources Co. 0.250%, 5/15/25(2)	970	2,327
Transocean, Inc. 4.625%, 9/30/29	335	925
		6,830

Passenger Airlines—0.5%
American Airlines Group, Inc. 6.500%, 7/1/25(2)	835	1,022
Pharmaceuticals—4.7%
Dexcom, Inc.
0.750%, 12/1/23(2)	335	1,012
0.250%, 11/15/25(2)	5,330	5,607
144A 0.375%, 5/15/28(1)(2)	1,960	1,970
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)(2)	1,150	1,289
Revance Therapeutics, Inc. 1.750%, 2/15/27(2)	885	895
		10,773

Retail—1.9%
Freshpet, Inc. 144A 3.000%, 4/1/28(1)(2)	1,510	1,908
Shake Shack, Inc. 0.000%, 3/1/28(2)	2,940	2,331
		4,239

Semiconductors—4.1%
Impinj, Inc. 1.125%, 5/15/27(2)	480	450
Microchip Technology, Inc. 0.125%, 11/15/24(2)	1,085	1,247
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)(2)	3,000	3,653
SMART Global Holdings, Inc. 2.000%, 2/1/29	490	688
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)(2)	640	753
Wolfspeed, Inc. 0.250%, 2/15/28(2)	3,135	2,608
		9,399

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Software—11.7%
Akamai Technologies, Inc. 0.125%, 5/1/25(2)	$ 1,805	$ 1,969
Bentley Systems, Inc. 0.125%, 1/15/26(2)	2,870	2,928
BILL Holdings, Inc. 0.000%, 12/1/25(2)	1,760	1,887
Cerence, Inc. 144A 1.500%, 7/1/28(1)	1,700	1,641
Confluent, Inc. 0.000%, 1/15/27(2)	945	785
Datadog, Inc. 0.125%, 6/15/25(2)	1,765	2,419
Envestnet, Inc. 144A 2.625%, 12/1/27(1)(2)	2,145	2,306
HubSpot, Inc. 0.375%, 6/1/25(2)	870	1,804
MicroStrategy, Inc. 0.750%, 12/15/25(2)	1,610	2,040
MongoDB, Inc. 0.250%, 1/15/26(2)	970	1,980
Splunk, Inc.
1.125%, 9/15/25(2)	1,360	1,359
1.125%, 6/15/27(2)	1,695	1,460
Tyler Technologies, Inc. 0.250%, 3/15/26(2)	2,870	2,872
Workiva, Inc. 1.125%, 8/15/26(2)	820	1,176
		26,626

Telecommunications—0.6%
Viavi Solutions, Inc. 144A 1.625%, 3/15/26(1)(2)	1,235	1,257
Total Convertible Bonds and Notes (Identified Cost $169,940)		176,096

Corporate Bonds and Notes—17.8%
Aerospace & Defense—0.8%
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)	435	431
Spirit AeroSystems, Inc. 144A 9.375%, 11/30/29(1)(2)	410	439
TransDigm, Inc. 144A 6.750%, 8/15/28(1)(2)	665	667
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)(2)	310	318
		1,855

Auto Manufacturers—0.4%
Ford Motor Co.
9.625%, 4/22/30(2)	460	537
7.450%, 7/16/31(2)	250	268
		805

Automotive Parts & Equipment—0.8%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(2)	250	244
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)	645	653
	Par Value	Value

Automotive Parts & Equipment—continued
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25(2)	$ 250	$ 256
5.250%, 4/30/31(2)	265	240
5.250%, 7/15/31(2)	370	329
		1,722

Building Materials—0.3%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	245	244
Griffon Corp. 5.750%, 3/1/28(2)	455	428
		672

Chemicals—0.1%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(2)	350	321
Commercial Services—0.7%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)(2)	250	217
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)(2)	420	391
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)(2)	320	308
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)(2)	515	425
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)(2)	360	327
		1,668

Computers—0.5%
McAfee Corp. 144A 7.375%, 2/15/30(1)(2)	275	238
NCR Corp. 144A 5.125%, 4/15/29(1)(2)	330	295
Seagate HDD Cayman 144A 8.500%, 7/15/31(1)	655	684
		1,217

Containers & Packaging—0.6%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)(2)	270	263
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)(2)	340	339
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)(2)	315	320
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)(2)	355	342
		1,264

Diversified REITS—0.3%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)(2)	320	321
144A 5.250%, 7/15/30(1)(2)	425	384
		705

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Electric Utilities—0.1%
PG&E Corp. 5.250%, 7/1/30(2)	$ 250	$ 224
Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	500	510
Electronics—0.2%
Coherent Corp. 144A 5.000%, 12/15/29(1)(2)	400	360
Entertainment—1.2%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(2)	785	805
144A 7.000%, 2/15/30(1)(2)	230	232
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)(2)	230	214
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)(2)	410	281
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)(2)	425	427
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)(2)	180	179
SeaWorld Parks & Entertainment, Inc.
144A 8.750%, 5/1/25(1)(2)	215	218
144A 5.250%, 8/15/29(1)(2)	425	382
		2,738

Environmental Services—0.2%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)(2)	545	497
Financial Services—0.8%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)(2)	290	263
144A 5.750%, 11/15/31(1)(2)	145	123
Navient Corp.
6.750%, 6/15/26(2)	375	366
9.375%, 7/25/30(2)	220	221
OneMain Finance Corp.
8.250%, 10/1/23(2)	110	110
9.000%, 1/15/29	440	447
PRA Group, Inc. 144A 8.375%, 2/1/28(1)(2)	220	201
		1,731

Food & Beverage—0.2%
Post Holdings, Inc.
144A 5.500%, 12/15/29(1)(2)	250	232
144A 4.500%, 9/15/31(1)(2)	300	256
		488

Healthcare-Products—0.2%
Medline Borrower LP 144A 5.250%, 10/1/29(1)(2)	495	439
Healthcare-Services—0.7%
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	325	332
	Par Value	Value

Healthcare-Services—continued
Select Medical Corp. 144A 6.250%, 8/15/26(1)(2)	$ 345	$ 342
Tenet Healthcare Corp. 6.125%, 10/1/28(2)	905	862
		1,536

Hotel & Resort REITs—0.4%
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)(2)	260	240
144A 4.875%, 5/15/29(1)(2)	290	253
Service Properties Trust 7.500%, 9/15/25(2)	445	440
		933

Housewares—0.1%
Newell Brands, Inc. 6.625%, 9/15/29(2)	340	340
Internet—0.6%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	450	453
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)(2)	235	240
144A 7.500%, 9/15/27(1)(2)	370	378
144A 6.250%, 1/15/28(1)(2)	215	213
		1,284

Investment Companies—0.2%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)(2)	435	396
Leisure Time—0.7%
Carnival Corp.
144A 10.500%, 2/1/26(1)(2)	650	685
144A 10.500%, 6/1/30(1)(2)	135	143
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)(2)	340	355
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)(2)	51	54
144A 11.625%, 8/15/27(1)(2)	275	300
		1,537

Lodging—0.1%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	355	317
Machinery-Construction & Mining—0.2%
Terex Corp. 144A 5.000%, 5/15/29(1)(2)	370	344
Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)(2)	455	466
Media—1.8%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(2)	475	454
144A 7.375%, 3/1/31(1)(2)	575	572

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Media—continued
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)(2)	$ 350	$ 316
DISH Network Corp. 144A 11.750%, 11/15/27(1)(2)	430	433
Gray Television, Inc.
144A 7.000%, 5/15/27(1)(2)	450	389
144A 4.750%, 10/15/30(1)(2)	295	208
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)(2)	445	418
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)(2)	300	229
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)	450	391
TEGNA, Inc. 5.000%, 9/15/29(2)	280	249
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(2)	395	365
		4,024

Mining—0.3%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	205	209
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)(2)	465	446
		655

Oil, Gas & Consumable Fuels—1.5%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)(2)	213	218
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)(2)	355	360
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	230	223
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	525	543
CNX Resources Corp.
144A 7.250%, 3/14/27(1)(2)	255	254
144A 7.375%, 1/15/31(1)(2)	230	228
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)(2)	220	222
SM Energy Co. 6.500%, 7/15/28(2)	530	518
USA Compression Partners LP 6.875%, 9/1/27(2)	415	400
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)(2)	525	538
		3,504

Paper & Forest Products—0.1%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)(2)	300	246
Passenger Airlines—0.1%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)(2)	300	331
Personal Care Product—0.2%
Coty, Inc. 144A 6.500%, 4/15/26(1)(2)	475	471
	Par Value	Value

Pharmaceuticals—0.2%
Jazz Securities DAC 144A 4.375%, 1/15/29(1)(2)	$ 235	$ 209
Organon & Co. 144A 5.125%, 4/30/31(1)(2)	290	246
		455

Pipelines—0.7%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)(2)	290	272
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)(2)	605	570
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)(2)	215	222
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)(2)	290	287
NuStar Logistics LP 6.375%, 10/1/30(2)	305	294
		1,645

Real Estate—0.1%
Kennedy-Wilson, Inc. 5.000%, 3/1/31(2)	395	306
Retail—0.7%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	590	570
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	435	436
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(1)(2)	265	237
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)(2)	300	258
		1,501

Semiconductors—0.3%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	225	226
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)(2)	505	484
		710

Software—0.2%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)(2)	275	267
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)(2)	300	267
		534

Telecommunications—0.5%
CommScope, Inc. 144A 6.000%, 3/1/26(1)(2)	335	308
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)(2)	445	429
Hughes Satellite Systems Corp. 6.625%, 8/1/26(2)	400	361
		1,098

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Transportation—0.3%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)(2)	$ 350	$ 364
144A 5.500%, 5/1/28(1)(2)	150	139
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	210	213
		716

Total Corporate Bonds and Notes (Identified Cost $42,271)		40,565

	Shares
Convertible Preferred Stocks—5.9%
Banks—2.3%
Wells Fargo & Co. Series L, 7.500%	4,445	5,241
Capital Markets—0.7%
KKR & Co., Inc. Series C, 6.000%(2)	21,480	1,501
Electric Utilities—1.5%
NextEra Energy, Inc., 6.926%(2)	56,390	2,579
PG&E Corp., 5.500%(2)	4,865	743
		3,322

Machinery—1.4%
Chart Industries, Inc. Series B, 6.750%(2)	24,585	1,774
RBC Bearings, Inc. Series A, 5.000%(2)	14,030	1,524
		3,298

Total Convertible Preferred Stocks (Identified Cost $13,233)		13,362

Preferred Stock—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B (3)(4)(5)	1,848	151
Total Preferred Stock (Identified Cost $181)		151

Common Stocks—36.3%
Aerospace & Defense—0.3%
RTX Corp.(6)	7,815	687
Air Freight & Logistics—0.6%
FedEx Corp.(6)	5,285	1,427
Automobiles—1.5%
Tesla, Inc.(2)(4)	12,358	3,305
Banks—1.5%
CCF Holdings LLC (3)(4)	1,026,972	893
CCF Holdings LLC Class M(3)(4)	219,990	191
JPMorgan Chase & Co.(6)	6,755	1,067
Wells Fargo & Co.(2)	28,890	1,334
		3,485

	Shares	Value

Biotechnology—0.3%
AbbVie, Inc.	4,470	$ 669
Broadline Retail—1.6%
Amazon.com, Inc.(2)(4)	26,945	3,602
Capital Markets—1.0%
CME Group, Inc. Class A(2)	3,965	789
Moody’s Corp.	4,310	1,520
		2,309

Chemicals—1.0%
DuPont de Nemours, Inc.(2)	17,790	1,381
Sherwin-Williams Co. (The)(2)	3,505	969
		2,350

Communications Equipment—0.3%
Cisco Systems, Inc.(2)	12,995	676
Consumer Finance—0.5%
Capital One Financial Corp.(2)	9,300	1,088
Consumer Staples Distribution & Retail—0.5%
Costco Wholesale Corp.	1,505	844
Target Corp.(2)	2,480	338
		1,182

Electric Utilities—0.9%
Exelon Corp.(2)	48,685	2,038
Electrical Equipment—0.3%
Generac Holdings, Inc.(2)(4)	2,070	318
Plug Power, Inc.(2)(4)	18,725	246
		564

Energy Equipment & Services—0.4%
Schlumberger N.V.(6)	17,295	1,009
Entertainment—0.0%
LiveStyle, Inc. (3)(4)(5)	13,574	—
Financial Services—1.1%
Mastercard, Inc. Class A	6,535	2,577
Ground Transportation—1.1%
Uber Technologies, Inc.(4)	13,365	661
Union Pacific Corp.(2)(6)	8,200	1,903
		2,564

Healthcare Equipment & Supplies—1.5%
Abbott Laboratories(2)	5,680	632
Align Technology, Inc.(4)(6)	1,852	700
Boston Scientific Corp.(2)(4)	24,439	1,267
Intuitive Surgical, Inc.(4)	2,580	837
		3,436

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Shares	Value

Healthcare Providers & Services—0.6%
Cigna Group (The)	720	$ 212
UnitedHealth Group, Inc.(6)	2,182	1,105
		1,317

Hotels, Restaurants & Leisure—1.4%
Chipotle Mexican Grill, Inc. Class A(4)(6)	445	873
Las Vegas Sands Corp.(4)(6)	19,325	1,156
Starbucks Corp.	6,340	644
Trip.com Group Ltd. ADR(4)	10,920	448
		3,121

Insurance—0.3%
Aon plc Class A(2)	1,880	599
Interactive Media & Services—2.9%
Alphabet, Inc. Class A(2)(4)	37,665	4,999
Meta Platforms, Inc. Class A(4)(6)	5,295	1,687
		6,686

IT Services—0.7%
Accenture plc Class A	4,210	1,332
EPAM Systems, Inc.(2)(4)	857	203
		1,535

Life Sciences Tools & Services—1.1%
IQVIA Holdings, Inc.(2)(4)	4,935	1,104
Thermo Fisher Scientific, Inc.(6)	2,735	1,501
		2,605

Machinery—0.2%
Deere & Co.(2)(6)	1,190	511
Oil, Gas & Consumable Fuels—1.0%
ConocoPhillips	9,550	1,124
Devon Energy Corp.(2)	18,670	1,008
Pioneer Natural Resources Co.	955	216
		2,348

Pharmaceuticals—0.9%
Eli Lilly & Co.	2,710	1,232
Zoetis, Inc. Class A	3,735	702
		1,934

Semiconductors & Semiconductor Equipment—2.9%
Advanced Micro Devices, Inc.(4)	5,005	573
Lam Research Corp.(6)	1,530	1,099
Marvell Technology, Inc.	16,534	1,077
Micron Technology, Inc.(2)(6)	16,235	1,159
NVIDIA Corp.	4,240	1,981
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR(6)	6,405	635
		6,524

Software—5.4%
Adobe, Inc. (4)	3,285	1,794
	Shares	Value

Software—continued
Atlassian Corp. Class A(2)(4)	2,390	$ 435
Crowdstrike Holdings, Inc. Class A(2)(4)	5,615	908
Intuit, Inc.	2,110	1,080
Microsoft Corp.	14,656	4,923
Salesforce, Inc.(4)	4,685	1,054
ServiceNow, Inc.(4)(6)	3,365	1,962
		12,156

Specialized REITs—0.4%
American Tower Corp.(2)	4,875	928
Specialty Retail—1.7%
AutoZone, Inc.(4)	475	1,179
Home Depot, Inc. (The)(2)	4,340	1,449
TJX Cos., Inc. (The)	14,030	1,214
		3,842

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	22,395	4,399
Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc. Class B(2)	10,450	1,154
Total Common Stocks (Identified Cost $85,951)		82,627

Warrant—0.1%
Banks—0.1%
CCF Holdings LLC, 4/1/24(3)(4)	363,920	215
Total Warrant (Identified Cost $—)		215

Equity-Linked Notes—1.3%
Financial Services—1.3%
Goldman Sachs Finance Corp.(2)(3)	3,125,000	2,944
Total Equity-Linked Notes (Identified Cost $3,199)		2,944

Total Long-Term Investments—138.9% (Identified Cost $314,775)		315,960

Short-Term Investment—4.3%
Money Market Mutual Fund—4.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.153%)(7)	9,740,951	9,741
Total Short-Term Investment (Identified Cost $9,741)		9,741

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—143.2% (Identified Cost $324,516)		325,701

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $39)	$ (39)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—143.2% (Identified Cost $324,477)	$325,662
Other assets and liabilities, net—(43.2)%	(98,320)
NET ASSETS—100.0%	$227,342

Abbreviations:
ADR	American Depositary Receipt
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities amounted to a value of $97,940 or 43.1% of net assets.
(2)	All or a portion of the security is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $212,839.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.
(5)	Security is restricted from resale.
(6)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $11,124.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	93%
Canada	2
Bermuda	1
United Kingdom	1
Liberia	1
Cayman Islands	1
Panama	1
Total	100%
† % of total investments, net of written options, as of July 31, 2023.
Open written options contracts as of July 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Adobe, Inc.	(8)	$ (504)	$ 630.00	08/18/23	$ (1)
Align Technology, Inc.	(9)	(396)	440.00	08/18/23	(2)
Alphabet, Inc.	(94)	(1,344)	143.00	08/18/23	(3)
AutoZone, Inc.	(2)	(530)	2,650.00	08/18/23	(1)
Chipotle Mexican Grill, Inc.	(1)	(215)	2,150.00	08/18/23	(—) (3)
Deere & Co.	(6)	(276)	460.00	08/18/23	(1)
Eli Lilly & Co.	(14)	(700)	500.00	08/18/23	(2)
FedEx Corp.	(26)	(754)	290.00	08/18/23	(1)
Intuit, Inc.	(5)	(295)	590.00	08/18/23	(—) (3)
JPMorgan Chase & Co.	(64)	(1,088)	170.00	08/18/23	(—) (3)
Lam Research Corp.	(11)	(852)	775.00	08/18/23	(5)
Las Vegas Sands Corp.	(97)	(631)	65.00	08/18/23	(2)
Marvell Technology, Inc.	(83)	(631)	76.00	08/18/23	(1)
Meta Platforms, Inc.	(19)	(675)	355.00	08/18/23	(2)
Micron Technology, Inc.	(81)	(688)	85.00	08/18/23	(1)
Microsoft Corp.	(37)	(1,387)	375.00	08/18/23	(1)
NVIDIA Corp.	(21)	(1,186)	565.00	08/18/23	(2)
Raytheon Technologies Corp.	(74)	(733)	99.00	08/18/23	(1)
For information regarding the abbreviations, see the Key Investment Terms starting on page 16.
See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
Open written options contracts as of July 31, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Salesforce, Inc.	(23)	$ (564)	$ 245.00	08/18/23	$ (1)
Schlumberger N.V.	(164)	(1,033)	63.00	08/18/23	(3)
ServiceNow, Inc.	(18)	(1,116)	620.00	08/18/23	(5)
Sherwin-Williams Co. (The)	(18)	(540)	300.00	08/18/23	(—) (3)
Taiwan Semiconductor Manufacturing Co., Ltd.	(45)	(495)	110.00	08/18/23	(1)
Thermo Fisher Scientific, Inc.	(16)	(960)	600.00	08/18/23	(1)
Union Pacific Corp.	(57)	(1,425)	250.00	08/18/23	(1)
UnitedHealth Group, Inc.	(15)	(810)	540.00	08/18/23	(1)
Total Written Options					$ (39)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Exchange-traded options.
(3)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of July 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$ 40,565	$ —	$ 40,565	$ —
Convertible Bonds and Notes	176,096	—	176,096	—
Equity Securities:
Common Stocks	82,627	81,543	—	1,084 (1)
Convertible Preferred Stocks	13,362	13,362	—	—
Preferred Stock	151	—	—	151
Warrant	215	—	—	215
Equity-Linked Notes	2,944	—	—	2,944
Money Market Mutual Fund	9,741	9,741	—	—
Total Assets	325,701	104,646	216,661	4,394
Liabilities:
Other Financial Instruments:
Written Options	(39)	(37)	(2)	—
Total Liabilities	(39)	(37)	(2)	—
Total Investments, Net of Written Options	$325,662	$104,609	$216,659	$4,394

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at July 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Equity-Linked Notes	Common Stocks	Preferred Stocks	Warrant
Investments in Securities
Balance as of January 31, 2023:	$ 4,189	$ 3,152	$ 760	$ 139	$ 138
Accrued discount/(premium)	— (a)	— (a)	—	—	—
Net Realized gain(loss)	(1)	(1)	—	—	—
Net change in unrealized appreciation (depreciation)(b)	96	(317)	324	12	77
Purchases	129	129	—	—	—
Sales (c)	(19)	(19)	—	—	—
Balance as of July 31, 2023	$ 4,394	$ 2,944	$ 1,084 (d)	$ 151	$ 215
(a) Amount is less than $500 (not in thousands).
(b) The net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023, was $96.
(c) Includes paydowns on securities.
(d) Includes internally fair valued securities currently priced at zero ($0).
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at July 31, 2023:
Investments in Securities – Assets	Ending Balance at July 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$151	Discounted cash flows liquidation approach	Discount rate	25.16% (24.89%-25.38%)

Common Stocks:
CCF Holdings LLC	$893	Market and Company Comparables	EV Multiples	1.17x (0.64x - 1.98x)
				5.76x (4.64x - 7.22x)
				0.54x (0.14x - 0.89x)
			Illiquidity Discount	25%

CCF Holdings LLC Class M	$191	Market and Company Comparables	EV Multiples	1.17x (0.64x - 1.98x)
				5.76x (4.64x - 7.22x)
				0.54x (0.14x - 0.89x)
			Illiquidity Discount	25%

Warrant:
CCF Holdings LLC	$215	Market and Company Comparables	EV Multiples	1.17x (0.64x - 1.98x)
				5.76x (4.64x - 7.22x)
				0.54x (0.14x - 0.89x)
			Illiquidity Discount	25%
		Black-Scholes Model	Volatility	47.05%

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—17.3%
Auto Manufacturers—0.4%
Ford Motor Co. 0.000%, 3/15/26	$ 955	$ 974
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	1,470	978
Rivian Automotive, Inc. 144A 4.625%, 3/15/29(1)	1,920	3,094
		5,046

Automotive Parts & Equipment—0.2%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	1,115	1,486
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	2,180	1,564
		3,050

Banks—0.3%
Barclays Bank plc 0.000%, 2/18/25	2,750	2,830
BofA Finance LLC 0.600%, 5/25/27	1,820	1,989
		4,819

Biotechnology—0.7%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	2,175	2,122
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,210	1,343
2.250%, 2/1/29	1,010	817
Halozyme Therapeutics, Inc. 144A 1.000%, 8/15/28(1)	1,065	1,063
Insmed, Inc.
1.750%, 1/15/25	1,775	1,691
0.750%, 6/1/28	980	843
Ionis Pharmaceuticals, Inc. 144A 1.750%, 6/15/28(1)	565	565
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	1,975	2,095
		10,539

Chemicals—0.1%
Livent Corp. 4.125%, 7/15/25	560	1,611
Commercial Services—0.7%
Affirm Holdings, Inc. 0.000%, 11/15/26	3,570	2,646
Block, Inc. 0.125%, 3/1/25	1,420	1,403
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	2,155	1,769
Shift4 Payments, Inc.
0.000%, 12/15/25	790	858
0.500%, 8/1/27	3,150	2,800
		9,476

	Par Value	Value

Computers—0.7%
CyberArk Software Ltd. 0.000%, 11/15/24	$ 1,345	$ 1,575
KBR, Inc. 2.500%, 11/1/23	335	811
Lumentum Holdings, Inc. 144A 1.500%, 12/15/29(1)	3,565	3,508
Parsons Corp. 0.250%, 8/15/25	2,360	2,751
Zscaler, Inc. 0.125%, 7/1/25	1,120	1,375
		10,020

Electric Utilities—0.6%
FirstEnergy Corp. 144A 4.000%, 5/1/26(1)	3,530	3,517
Southern Co. (The) 144A 3.875%, 12/15/25(1)	5,650	5,670
		9,187

Energy-Alternate Sources—0.3%
Array Technologies, Inc. 1.000%, 12/1/28	690	710
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	5,005	4,022
		4,732

Engineering & Construction—0.2%
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	2,095	2,292
Entertainment—1.0%
DraftKings Holdings, Inc. 0.000%, 3/15/28	2,865	2,203
IMAX Corp. 0.500%, 4/1/26	3,565	3,338
Live Nation Entertainment, Inc.
2.000%, 2/15/25	3,670	3,809
144A 3.125%, 1/15/29(1)	1,535	1,676
Vail Resorts, Inc. 0.000%, 1/1/26	2,795	2,474
		13,500

Financial Services—0.6%
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	3,865	3,998
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	3,385	4,349
		8,347

Health Care REITs—0.3%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	4,185	4,254
Healthcare-Products—1.4%
Alphatec Holdings, Inc. 0.750%, 8/1/26	2,555	2,948
CONMED Corp. 2.250%, 6/15/27	2,055	2,157
See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Exact Sciences Corp.
0.375%, 3/15/27	$ 6,030	$ 6,607
0.375%, 3/1/28	770	799
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	1,050	1,279
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	1,010	1,342
Natera, Inc. 2.250%, 5/1/27	1,650	2,255
TransMedics Group, Inc. 144A 1.500%, 6/1/28(1)	2,160	2,633
		20,020

Internet—1.8%
Booking Holdings, Inc. 0.750%, 5/1/25	940	1,521
Palo Alto Networks, Inc. 0.375%, 6/1/25	2,245	5,643
Snap, Inc. 0.750%, 8/1/26	795	737
Uber Technologies, Inc. 0.000%, 12/15/25	4,005	3,846
Wayfair, Inc.
1.125%, 11/1/24	1,930	1,973
1.000%, 8/15/26	2,015	1,747
144A 3.250%, 9/15/27(1)	1,595	2,285
Zillow Group, Inc.
2.750%, 5/15/25	5,715	6,255
1.375%, 9/1/26	1,200	1,586
		25,593

Leisure Time—0.9%
Carnival Corp. 5.750%, 10/1/24	1,246	2,464
NCL Corp., Ltd.
5.375%, 8/1/25	570	793
1.125%, 2/15/27	4,515	4,220
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	1,115	1,485
144A 6.000%, 8/15/25(1)	865	1,984
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	920	1,193
		12,139

Media—0.8%
DISH Network Corp. 0.000%, 12/15/25	1,410	859
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	6,255	6,355
Liberty Media Corp. 144A 3.750%, 3/15/28(1)	745	810
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)	3,125	3,291
		11,315

Mining—0.1%
Lithium Americas Corp. 1.750%, 1/15/27	785	605
	Par Value	Value

Mining—continued
SSR Mining, Inc. 2.500%, 4/1/39	$ 1,015	$ 1,104
		1,709

Miscellaneous Manufacturing—0.2%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	2,715	2,795
Oil, Gas & Consumable Fuels—0.7%
EQT Corp. 1.750%, 5/1/26	750	2,163
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(1)	2,280	2,778
Pioneer Natural Resources Co. 0.250%, 5/15/25	1,330	3,190
Transocean, Inc. 4.625%, 9/30/29	465	1,284
		9,415

Passenger Airlines—0.1%
American Airlines Group, Inc. 6.500%, 7/1/25	1,155	1,414
Pharmaceuticals—1.1%
Dexcom, Inc.
0.750%, 12/1/23	465	1,405
0.250%, 11/15/25	7,400	7,785
144A 0.375%, 5/15/28(1)	2,720	2,734
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	1,580	1,770
Revance Therapeutics, Inc. 1.750%, 2/15/27	1,240	1,254
		14,948

Retail—0.4%
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	2,075	2,622
Shake Shack, Inc. 0.000%, 3/1/28	4,085	3,239
		5,861

Semiconductors—0.9%
Impinj, Inc. 1.125%, 5/15/27	500	468
Microchip Technology, Inc. 0.125%, 11/15/24	1,490	1,713
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	4,125	5,023
SMART Global Holdings, Inc. 2.000%, 2/1/29	675	948
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	875	1,029
Wolfspeed, Inc. 0.250%, 2/15/28	4,280	3,561
		12,742

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Software—2.7%
Akamai Technologies, Inc. 0.125%, 5/1/25	$ 2,530	$ 2,760
Bentley Systems, Inc. 0.125%, 1/15/26	3,940	4,019
BILL Holdings, Inc. 0.000%, 12/1/25	2,455	2,632
Cerence, Inc. 144A 1.500%, 7/1/28(1)	2,380	2,297
Confluent, Inc. 0.000%, 1/15/27	1,315	1,093
Datadog, Inc. 0.125%, 6/15/25	2,450	3,358
Envestnet, Inc. 144A 2.625%, 12/1/27(1)	2,970	3,193
HubSpot, Inc. 0.375%, 6/1/25	1,210	2,510
MicroStrategy, Inc. 0.750%, 12/15/25	2,205	2,794
MongoDB, Inc. 0.250%, 1/15/26	1,355	2,766
Nutanix, Inc. 0.250%, 10/1/27	1,765	1,524
Splunk, Inc.
1.125%, 9/15/25	1,890	1,889
1.125%, 6/15/27	2,355	2,029
Tyler Technologies, Inc. 0.250%, 3/15/26	3,985	3,987
Workiva, Inc. 1.125%, 8/15/26	1,125	1,613
		38,464

Telecommunications—0.1%
Viavi Solutions, Inc. 144A 1.625%, 3/15/26(1)	1,725	1,755
Total Convertible Bonds and Notes (Identified Cost $238,368)		245,043

	Shares
Convertible Preferred Stocks—1.3%
Banks—0.5%
Wells Fargo & Co. Series L, 7.500%	6,105	7,198
Capital Markets—0.2%
KKR & Co., Inc. Series C, 6.000%	29,830	2,084
Electric Utilities—0.3%
NextEra Energy, Inc., 6.926%	77,445	3,542
PG&E Corp., 5.500%	6,680	1,020
		4,562

Machinery—0.3%
Chart Industries, Inc. Series B, 6.750%	33,765	2,437
	Shares	Value

Machinery—continued
RBC Bearings, Inc. Series A, 5.000%	19,490	$ 2,117
		4,554

Total Convertible Preferred Stocks (Identified Cost $18,557)		18,398

Common Stocks—76.9%
Banks—9.7%
Bank of America Corp.	1,455,756	46,584
Commerce Bancshares, Inc.	219,424	11,669
JPMorgan Chase & Co.(2)	74,132	11,710
PNC Financial Services Group, Inc. (The)	257,368	35,231
Truist Financial Corp.	549,726	18,262
U.S. Bancorp	335,968	13,331
		136,787

Building Products—0.8%
Allegion plc	92,519	10,812
Capital Markets—4.9%
Intercontinental Exchange, Inc.	94,005	10,792
MarketAxess Holdings, Inc.	41,356	11,134
Morgan Stanley	120,702	11,051
MSCI, Inc. Class A	65,927	36,133
		69,110

Chemicals—1.6%
Celanese Corp. Class A	178,735	22,412
Commercial Services & Supplies—0.8%
RB Global, Inc.	179,369	11,566
Consumer Finance—0.8%
Capital One Financial Corp.	96,379	11,278
Consumer Staples Distribution & Retail—1.6%
Costco Wholesale Corp.	21,458	12,031
Target Corp.	83,112	11,342
		23,373

Containers & Packaging—1.6%
Ball Corp.	193,452	11,354
Sealed Air Corp.	246,748	11,256
		22,610

Electric Utilities—1.5%
Eversource Energy	301,196	21,785
Financial Services—2.5%
Jack Henry & Associates, Inc.	68,745	11,520
Mastercard, Inc. Class A	28,442	11,214
Visa, Inc. Class A	51,287	12,192
		34,926

Food Products—0.8%
Tyson Foods, Inc. Class A	206,477	11,505

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Shares	Value

Ground Transportation—0.9%
Union Pacific Corp.	53,978	$ 12,524
Healthcare Equipment & Supplies—2.2%
Boston Scientific Corp.(3)	33,569	1,740
Medtronic plc	116,256	10,203
Teleflex, Inc.	76,366	19,181
		31,124

Healthcare Providers & Services—0.8%
Humana, Inc.	24,956	11,401
Healthcare Technology—0.8%
Veeva Systems, Inc. Class A(3)	57,348	11,712
Hotels, Restaurants & Leisure—2.4%
Domino’s Pizza, Inc.	55,959	22,201
Planet Fitness, Inc. Class A(3)	169,646	11,458
		33,659

Industrial REITs—3.1%
Rexford Industrial Realty, Inc.	802,890	44,231
Interactive Media & Services—0.8%
Alphabet, Inc. Class A(3)	85,564	11,356
IT Services—0.8%
Globant S.A.(3)	62,221	10,872
Life Sciences Tools & Services—3.9%
Agilent Technologies, Inc.	181,958	22,157
Bio-Techne Corp.	122,742	10,237
Thermo Fisher Scientific, Inc.(2)	41,253	22,634
		55,028

Machinery—2.4%
Stanley Black & Decker, Inc.	225,715	22,407
Toro Co. (The)	110,751	11,258
		33,665

Office REITs—3.3%
Alexandria Real Estate Equities, Inc.	369,022	46,379
Oil, Gas & Consumable Fuels—5.4%
EOG Resources, Inc.	91,059	12,068
HF Sinclair Corp.	221,801	11,554
Ovintiv, Inc.	528,865	24,375
Phillips 66	105,521	11,771
Pioneer Natural Resources Co.	76,322	17,223
		76,991

Pharmaceuticals—0.8%
Zoetis, Inc. Class A	56,756	10,675
Professional Services—3.2%
Paycom Software, Inc.	63,479	23,408
	Shares	Value

Professional Services—continued
TransUnion	274,361	$ 21,864
		45,272

Residential REITs—1.5%
Invitation Homes, Inc.	300,613	10,672
Sun Communities, Inc.	79,632	10,376
		21,048

Semiconductors & Semiconductor Equipment—0.7%
Enphase Energy, Inc.(3)	66,317	10,069
Software—5.8%
Adobe, Inc. (3)	21,673	11,837
Intuit, Inc.	90,817	46,471
Microsoft Corp.(2)	32,361	10,871
Nice Ltd. Sponsored ADR(3)	55,909	12,180
		81,359

Specialized REITs—3.2%
American Tower Corp.	75,096	14,292
Crown Castle, Inc.	178,249	19,303
Digital Realty Trust, Inc.	91,803	11,440
		45,035

Specialty Retail—2.4%
Best Buy Co., Inc.	135,137	11,223
Home Depot, Inc. (The)(2)	69,598	23,235
		34,458

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.(2)	57,592	11,314
Textiles, Apparel & Luxury Goods—3.6%
Lululemon Athletica, Inc.(3)	89,065	33,714
NIKE, Inc. Class B(2)	151,468	16,720
		50,434

Trading Companies & Distributors—0.8%
MonotaRO Co., Ltd. Unsponsored ADR	896,585	10,938
Water Utilities—0.7%
American Water Works Co., Inc.	67,451	9,944
Total Common Stocks (Identified Cost $1,015,683)		1,085,652

Warrant—0.0%
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd., 6/11/26(3)	876	16
Total Warrant (Identified Cost $—)		16

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Shares	Value

Equity-Linked Notes—0.3%
Financial Services—0.3%
Goldman Sachs Finance Corp.(4)	4,270,000	$ 4,023
Total Equity-Linked Notes (Identified Cost $4,376)		4,023

Total Long-Term Investments—95.8% (Identified Cost $1,276,984)		1,353,132

Short-Term Investment—4.2%
Money Market Mutual Fund—4.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.153%)(5)	58,985,488	58,985
Total Short-Term Investment (Identified Cost $58,985)		58,985

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.0% (Identified Cost $1,335,969)		1,412,117

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $683)	(635)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.9% (Identified Cost $1,335,286)	$1,411,482
Other assets and liabilities, net—0.1%	1,201
NET ASSETS—100.0%	$1,412,683
Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities amounted to a value of $89,648 or 6.3% of net assets.
(2)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $48,617.
(3)	Non-income producing.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Canada	4
Israel	1
Japan	1
Luxembourg	1
Ireland	1
Total	100%
† % of total investments, net of written options, as of July 31, 2023.

Open written options contracts as of July 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Adobe, Inc.	(65)	$ (3,770)	$580.00	08/18/23	$ (27)
Agilent Technologies, Inc.	(545)	(7,902)	145.00	08/18/23	(2)
Alexandria Real Estate Equities, Inc.	(738)	(9,963)	135.00	08/18/23	(26)
Alphabet, Inc.	(299)	(4,037)	135.00	08/18/23	(58)
American Tower Corp.	(150)	(3,000)	200.00	08/18/23	(17)
Apple, Inc.	(201)	(4,221)	210.00	08/18/23	(12)
Bank of America Corp.	(2,183)	(7,422)	34.00	08/18/23	(15)
Bank of America Corp.	(2,911)	(10,480)	36.00	08/18/23	(6)
Best Buy Co., Inc.	(405)	(3,645)	90.00	08/18/23	(7)
Capital One Financial Corp.	(289)	(3,613)	125.00	08/18/23	(13)
Celanese Corp.	(268)	(3,484)	130.00	08/18/23	(56)
Costco Wholesale Corp.	(64)	(3,872)	605.00	08/18/23	(1)
Crown Castle, Inc.	(445)	(5,340)	120.00	08/18/23	(7)
Digital Realty Trust, Inc.	(321)	(4,333)	135.00	08/18/23	(6)
Domino’s Pizza, Inc.	(83)	(3,652)	440.00	08/18/23	(4)
Domino’s Pizza, Inc.	(83)	(3,735)	450.00	08/18/23	(3)
Enphase Energy, Inc.	(132)	(2,904)	220.00	08/18/23	(1)
Enphase Energy, Inc.	(66)	(1,518)	230.00	08/18/23	(— ) (3)
Globant S.A.	(170)	(3,570)	210.00	08/18/23	(12)
Home Depot, Inc. (The)	(243)	(8,626)	355.00	08/18/23	(32)
For information regarding the abbreviations, see the Key Investment Terms starting on page 16.
See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
Open written options contracts as of July 31, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Intuit, Inc.	(272)	$(15,232)	$560.00	08/18/23	$ (30)
JPMorgan Chase & Co.	(220)	(3,740)	170.00	08/18/23	(1)
Lululemon Athletica, Inc.	(90)	(3,780)	420.00	08/18/23	(4)
Lululemon Athletica, Inc.	(222)	(9,768)	440.00	08/18/23	(3)
Microsoft Corp.	(96)	(3,744)	390.00	08/18/23	(1)
Microsoft Corp.	(32)	(1,280)	400.00	09/15/23	(2)
Morgan Stanley	(241)	(2,410)	100.00	08/18/23	(2)
NIKE, Inc.	(378)	(4,536)	120.00	08/18/23	(6)
Ovintiv, Inc.	(562)	(2,810)	50.00	08/18/23	(20)
Ovintiv, Inc.	(1,124)	(5,508)	49.00	08/18/23	(62)
Paycom Software, Inc.	(329)	(13,489)	410.00	08/18/23	(74)
PNC Financial Services Group, Inc. (The)	(257)	(3,727)	145.00	08/18/23	(10)
PNC Financial Services Group, Inc. (The)	(643)	(9,645)	150.00	08/18/23	(6)
Stanley Black & Decker, Inc.	(677)	(7,447)	110.00	08/18/23	(44)
Target Corp.	(249)	(3,735)	150.00	08/18/23	(29)
Thermo Fisher Scientific, Inc.	(100)	(6,200)	620.00	08/18/23	(2)
TransUnion	(685)	(6,165)	90.00	08/18/23	(1)
Truist Financial Corp.	(1,100)	(3,850)	35.00	08/18/23	(17)
Veeva Systems, Inc.	(172)	(3,784)	220.00	08/18/23	(13)
Visa, Inc.	(153)	(4,054)	265.00	08/18/23	(1)
Zoetis, Inc.	(141)	(2,961)	210.00	08/18/23	(2)
Total Written Options					$(635)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Exchange-traded options.
(3)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of July 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$ 245,043	$ —	$245,043	$ —
Equity Securities:
Common Stocks	1,085,652	1,085,652	—	—
Convertible Preferred Stocks	18,398	18,398	—	—
Warrant	16	16	—	—
Equity-Linked Notes	4,023	—	—	4,023
Money Market Mutual Fund	58,985	58,985	—	—
Total Assets	1,412,117	1,163,051	245,043	4,023
Liabilities:
Other Financial Instruments:
Written Options	(635)	(548)	(87)	—
Total Investments, Net of Written Options	$1,411,482	$1,162,503	$244,956	$4,023
There were no transfers into or out of Level 3 related to securities held at July 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended July 31, 2023.
See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—30.2%
Auto Manufacturers—0.6%
Ford Motor Co. 0.000%, 3/15/26	$ 790	$ 806
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	1,205	802
Rivian Automotive, Inc. 144A 4.625%, 3/15/29(1)	1,590	2,562
		4,170

Automotive Parts & Equipment—0.4%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	930	1,239
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	1,815	1,303
		2,542

Banks—0.6%
Barclays Bank plc 0.000%, 2/18/25	2,285	2,352
BofA Finance LLC 0.600%, 5/25/27	1,515	1,655
		4,007

Biotechnology—1.3%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	1,810	1,766
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,000	1,110
2.250%, 2/1/29	840	679
Halozyme Therapeutics, Inc. 144A 1.000%, 8/15/28(1)	885	884
Insmed, Inc.
1.750%, 1/15/25	1,585	1,510
0.750%, 6/1/28	805	692
Ionis Pharmaceuticals, Inc. 144A 1.750%, 6/15/28(1)	490	490
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	1,640	1,739
		8,870

Chemicals—0.2%
Livent Corp. 4.125%, 7/15/25	465	1,338
Commercial Services—1.2%
Affirm Holdings, Inc. 0.000%, 11/15/26	2,970	2,201
Block, Inc. 0.125%, 3/1/25	1,180	1,166
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	1,790	1,469
Shift4 Payments, Inc.
0.000%, 12/15/25	660	717
0.500%, 8/1/27	2,620	2,329
		7,882

	Par Value	Value

Computers—1.2%
CyberArk Software Ltd. 0.000%, 11/15/24	$ 1,115	$ 1,305
KBR, Inc. 2.500%, 11/1/23	275	666
Lumentum Holdings, Inc. 144A 1.500%, 12/15/29(1)	2,965	2,918
Parsons Corp. 0.250%, 8/15/25	1,960	2,284
Zscaler, Inc. 0.125%, 7/1/25	930	1,142
		8,315

Electric Utilities—1.1%
FirstEnergy Corp. 144A 4.000%, 5/1/26(1)	2,935	2,925
Southern Co. (The) 144A 3.875%, 12/15/25(1)	4,700	4,716
		7,641

Energy-Alternate Sources—0.6%
Array Technologies, Inc. 1.000%, 12/1/28	575	591
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	4,150	3,335
		3,926

Engineering & Construction—0.3%
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	1,755	1,920
Entertainment—1.7%
DraftKings Holdings, Inc. 0.000%, 3/15/28	2,385	1,834
IMAX Corp. 0.500%, 4/1/26	2,960	2,772
Live Nation Entertainment, Inc.
2.000%, 2/15/25	3,055	3,171
144A 3.125%, 1/15/29(1)	1,275	1,392
Vail Resorts, Inc. 0.000%, 1/1/26	2,280	2,018
		11,187

Financial Services—1.0%
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	3,215	3,325
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	2,810	3,611
		6,936

Health Care REITs—0.5%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	3,480	3,537
Healthcare-Products—2.5%
Alphatec Holdings, Inc. 0.750%, 8/1/26	2,115	2,440
CONMED Corp. 2.250%, 6/15/27	1,705	1,789
See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Exact Sciences Corp.
0.375%, 3/15/27	$ 5,015	$ 5,495
0.375%, 3/1/28	640	664
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	865	1,054
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	840	1,117
Natera, Inc. 2.250%, 5/1/27	1,350	1,845
TransMedics Group, Inc. 144A 1.500%, 6/1/28(1)	1,790	2,182
		16,586

Internet—3.2%
Booking Holdings, Inc. 0.750%, 5/1/25	785	1,270
Palo Alto Networks, Inc. 0.375%, 6/1/25	1,865	4,688
Snap, Inc. 0.750%, 8/1/26	660	612
Uber Technologies, Inc. 0.000%, 12/15/25	3,320	3,188
Wayfair, Inc.
1.125%, 11/1/24	1,605	1,641
1.000%, 8/15/26	1,680	1,457
144A 3.250%, 9/15/27(1)	1,335	1,912
Zillow Group, Inc.
2.750%, 5/15/25	4,755	5,204
1.375%, 9/1/26	980	1,295
		21,267

Leisure Time—1.5%
Carnival Corp. 5.750%, 10/1/24	1,034	2,045
NCL Corp., Ltd.
5.375%, 8/1/25	475	660
1.125%, 2/15/27	3,745	3,500
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	930	1,239
144A 6.000%, 8/15/25(1)	715	1,640
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	765	992
		10,076

Media—1.4%
DISH Network Corp. 0.000%, 12/15/25	1,180	719
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	5,185	5,268
Liberty Media Corp. 144A 3.750%, 3/15/28(1)	615	668
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)	2,600	2,738
		9,393

Mining—0.2%
Lithium Americas Corp. 1.750%, 1/15/27	660	508
	Par Value	Value

Mining—continued
SSR Mining, Inc. 2.500%, 4/1/39	$ 845	$ 920
		1,428

Miscellaneous Manufacturing—0.3%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	2,255	2,322
Oil, Gas & Consumable Fuels—1.2%
EQT Corp. 1.750%, 5/1/26	620	1,788
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(1)	1,865	2,272
Pioneer Natural Resources Co. 0.250%, 5/15/25	1,105	2,650
Transocean, Inc. 4.625%, 9/30/29	380	1,050
		7,760

Passenger Airlines—0.2%
American Airlines Group, Inc. 6.500%, 7/1/25	960	1,175
Pharmaceuticals—1.9%
Dexcom, Inc.
0.750%, 12/1/23	385	1,163
0.250%, 11/15/25	6,155	6,475
144A 0.375%, 5/15/28(1)	2,265	2,277
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	1,310	1,468
Revance Therapeutics, Inc. 1.750%, 2/15/27	950	961
		12,344

Retail—0.7%
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	1,720	2,173
Shake Shack, Inc. 0.000%, 3/1/28	3,400	2,696
		4,869

Semiconductors—1.6%
Impinj, Inc. 1.125%, 5/15/27	415	389
Microchip Technology, Inc. 0.125%, 11/15/24	1,235	1,419
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	3,420	4,164
SMART Global Holdings, Inc. 2.000%, 2/1/29	560	787
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	730	859
Wolfspeed, Inc. 0.250%, 2/15/28	3,555	2,958
		10,576

See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Par Value	Value

Software—4.6%
Akamai Technologies, Inc. 0.125%, 5/1/25	$ 2,110	$ 2,302
Bentley Systems, Inc. 0.125%, 1/15/26	3,270	3,336
BILL Holdings, Inc. 0.000%, 12/1/25	2,010	2,155
Cerence, Inc. 144A 1.500%, 7/1/28(1)	1,980	1,911
Confluent, Inc. 0.000%, 1/15/27	1,095	910
Datadog, Inc. 0.125%, 6/15/25	2,040	2,796
Envestnet, Inc. 144A 2.625%, 12/1/27(1)	2,465	2,650
HubSpot, Inc. 0.375%, 6/1/25	1,005	2,084
MicroStrategy, Inc. 0.750%, 12/15/25	1,825	2,312
MongoDB, Inc. 0.250%, 1/15/26	1,130	2,307
Splunk, Inc.
1.125%, 9/15/25	1,545	1,544
1.125%, 6/15/27	1,960	1,688
Tyler Technologies, Inc. 0.250%, 3/15/26	3,315	3,317
Workiva, Inc. 1.125%, 8/15/26	935	1,341
		30,653

Telecommunications—0.2%
Viavi Solutions, Inc. 144A 1.625%, 3/15/26(1)	1,400	1,425
Total Convertible Bonds and Notes (Identified Cost $194,693)		202,145

	Shares
Convertible Preferred Stocks—2.3%
Banks—0.9%
Wells Fargo & Co. Series L, 7.500%	5,065	5,972
Capital Markets—0.2%
KKR & Co., Inc. Series C, 6.000%	24,820	1,734
Electric Utilities—0.6%
NextEra Energy, Inc., 6.926%	64,245	2,938
PG&E Corp., 5.500%	5,540	846
		3,784

Machinery—0.6%
Chart Industries, Inc. Series B, 6.750%	28,010	2,022
RBC Bearings, Inc. Series A, 5.000%	16,215	1,761
		3,783

Total Convertible Preferred Stocks (Identified Cost $15,265)		15,273

	Shares	Value

Common Stocks—61.0%
Aerospace & Defense—0.5%
RTX Corp.(2)	40,265	$ 3,541
Air Freight & Logistics—1.1%
FedEx Corp.(2)	27,050	7,302
Automobiles—2.6%
Tesla, Inc.(3)	64,276	17,189
Banks—1.8%
JPMorgan Chase & Co.(2)	34,080	5,383
Wells Fargo & Co.	145,915	6,736
		12,119

Biotechnology—0.5%
AbbVie, Inc.	22,506	3,366
Broadline Retail—2.6%
Amazon.com, Inc.(3)	129,105	17,259
Capital Markets—1.8%
CME Group, Inc. Class A	20,010	3,981
Moody’s Corp.	21,940	7,740
		11,721

Chemicals—1.8%
DuPont de Nemours, Inc.	90,395	7,017
Sherwin-Williams Co. (The)	17,700	4,894
		11,911

Communications Equipment—0.5%
Cisco Systems, Inc.	65,625	3,415
Consumer Finance—0.8%
Capital One Financial Corp.	47,355	5,541
Consumer Staples Distribution & Retail—0.9%
Costco Wholesale Corp.	7,605	4,264
Target Corp.	12,590	1,718
		5,982

Electric Utilities—1.5%
Exelon Corp.	247,365	10,355
Electrical Equipment—0.4%
Generac Holdings, Inc.(3)	11,105	1,707
Plug Power, Inc.(3)	97,632	1,281
		2,988

Energy Equipment & Services—0.8%
Schlumberger N.V.(2)	87,145	5,084
Financial Services—1.9%
Mastercard, Inc. Class A	32,980	13,003

See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Shares	Value

Ground Transportation—1.8%
Uber Technologies, Inc.(3)	67,435	$ 3,335
Union Pacific Corp.(2)	37,555	8,714
		12,049

Healthcare Equipment & Supplies—1.9%
Abbott Laboratories	28,850	3,212
Align Technology, Inc.(2)(3)	9,453	3,572
Boston Scientific Corp.(3)	27,851	1,444
Intuitive Surgical, Inc.(3)	13,100	4,250
		12,478

Healthcare Providers & Services—1.0%
Cigna Group (The)	3,635	1,073
UnitedHealth Group, Inc.(2)	11,273	5,708
		6,781

Hotels, Restaurants & Leisure—2.4%
Chipotle Mexican Grill, Inc. Class A(2)(3)	2,245	4,405
Las Vegas Sands Corp.(2)(3)	98,185	5,873
Starbucks Corp.	32,235	3,274
Trip.com Group Ltd. ADR(3)	55,830	2,291
		15,843

Insurance—0.5%
Aon plc Class A	9,500	3,026
Interactive Media & Services—5.1%
Alphabet, Inc. Class A(3)	194,440	25,806
Meta Platforms, Inc. Class A(2)(3)	26,730	8,516
		34,322

IT Services—1.2%
Accenture plc Class A	21,110	6,678
EPAM Systems, Inc.(3)	4,347	1,030
		7,708

Life Sciences Tools & Services—2.0%
IQVIA Holdings, Inc.(3)	26,450	5,919
Thermo Fisher Scientific, Inc.(2)	13,885	7,618
		13,537

Machinery—0.4%
Deere & Co.(2)	6,040	2,595
Oil, Gas & Consumable Fuels—1.8%
ConocoPhillips	47,900	5,639
Devon Energy Corp.	93,650	5,057
Pioneer Natural Resources Co.	4,830	1,090
		11,786

Pharmaceuticals—1.5%
Eli Lilly & Co.	13,700	6,227
	Shares	Value

Pharmaceuticals—continued
Zoetis, Inc. Class A	18,830	$ 3,542
		9,769

Semiconductors & Semiconductor Equipment—4.9%
Advanced Micro Devices, Inc.(3)	25,490	2,916
Lam Research Corp.(2)	7,020	5,044
Marvell Technology, Inc.	84,028	5,473
Micron Technology, Inc.(2)	86,925	6,205
NVIDIA Corp.	21,235	9,923
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR(2)	32,565	3,229
		32,790

Software—9.2%
Adobe, Inc. (3)	16,820	9,187
Atlassian Corp. Class A(3)	12,225	2,224
Crowdstrike Holdings, Inc. Class A(3)	27,545	4,453
Intuit, Inc.	10,560	5,403
Microsoft Corp.	74,921	25,167
Salesforce, Inc.(3)	23,611	5,313
ServiceNow, Inc.(2)(3)	16,950	9,882
		61,629

Specialized REITs—0.7%
American Tower Corp.	25,300	4,815
Specialty Retail—2.9%
AutoZone, Inc.(3)	2,425	6,018
Home Depot, Inc. (The)	22,035	7,356
TJX Cos., Inc. (The)	70,900	6,135
		19,509

Technology Hardware, Storage & Peripherals—3.3%
Apple, Inc.	112,995	22,198
Textiles, Apparel & Luxury Goods—0.9%
NIKE, Inc. Class B	53,080	5,859
Total Common Stocks (Identified Cost $407,634)		407,470

Equity-Linked Notes—0.5%
Financial Services—0.5%
Goldman Sachs Finance Corp.(4)	3,545,000	3,339
Total Equity-Linked Notes (Identified Cost $3,634)		3,339

Total Long-Term Investments—94.0% (Identified Cost $621,226)		628,227

See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
	Shares	Value

Short-Term Investment—3.7%
Money Market Mutual Fund—3.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.153%)(5)	24,513,595	$ 24,514
Total Short-Term Investment (Identified Cost $24,514)		24,514

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.7% (Identified Cost $645,740)		652,741

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $184)	(184)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.7% (Identified Cost $645,556)	$652,557
Other assets and liabilities, net—2.3%	15,353
NET ASSETS—100.0%	$667,910
Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities amounted to a value of $74,422 or 11.1% of net assets.
(2)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $48,523.
(3)	Non-income producing.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Open written options contracts as of July 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Adobe, Inc.	(42)	$(2,646)	$ 630.00	08/18/23	$ (3)
Align Technology, Inc.	(46)	(2,024)	440.00	08/18/23	(11)
Alphabet, Inc.	(486)	(6,950)	143.00	08/18/23	(17)
AutoZone, Inc.	(10)	(2,650)	2,650.00	08/18/23	(4)
Chipotle Mexican Grill, Inc.	(8)	(1,720)	2,150.00	08/18/23	(2)
Deere & Co.	(30)	(1,380)	460.00	08/18/23	(7)
Eli Lilly & Co.	(69)	(3,450)	500.00	08/18/23	(10)
FedEx Corp.	(135)	(3,915)	290.00	08/18/23	(5)
Intuit, Inc.	(26)	(1,534)	590.00	08/18/23	(1)
JPMorgan Chase & Co.	(324)	(5,508)	170.00	08/18/23	(2)
Lam Research Corp.	(24)	(1,860)	775.00	08/18/23	(10)
Las Vegas Sands Corp.	(491)	(3,192)	65.00	08/18/23	(11)
Marvell Technology, Inc.	(420)	(3,192)	76.00	08/18/23	(7)
Meta Platforms, Inc.	(100)	(3,550)	355.00	08/18/23	(9)
Micron Technology, Inc.	(404)	(3,434)	85.00	08/18/23	(3)
Microsoft Corp.	(187)	(7,012)	375.00	08/18/23	(6)
NVIDIA Corp.	(106)	(5,989)	565.00	08/18/23	(11)
Raytheon Technologies Corp.	(383)	(3,792)	99.00	08/18/23	(2)
Salesforce, Inc.	(118)	(2,891)	245.00	08/18/23	(6)
Schlumberger N.V.	(828)	(5,216)	63.00	08/18/23	(17)
ServiceNow, Inc.	(90)	(5,580)	620.00	08/18/23	(27)
Sherwin-Williams Co. (The)	(89)	(2,670)	300.00	08/18/23	(2)
Taiwan Semiconductor Manufacturing Co., Ltd.	(228)	(2,508)	110.00	08/18/23	(4)
Thermo Fisher Scientific, Inc.	(76)	(4,560)	600.00	08/18/23	(3)
Union Pacific Corp.	(24)	(600)	250.00	08/18/23	(—) (3)
UnitedHealth Group, Inc.	(79)	(4,266)	540.00	08/18/23	(4)
Total Written Options					$(184)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Exchange-traded options.
(3)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 16.
See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$202,145	$ —	$202,145	$ —
Equity Securities:
Common Stocks	407,470	407,470	—	—
Convertible Preferred Stocks	15,273	15,273	—	—
Equity-Linked Notes	3,339	—	—	3,339
Money Market Mutual Fund	24,514	24,514	—	—
Total Assets	652,741	447,257	202,145	3,339
Liabilities:
Other Financial Instruments:
Written Options	(184)	(173)	(11)	—
Total Investments, Net of Written Options	$652,557	$447,084	$202,134	$3,339
There were no transfers into or out of Level 3 related to securities held at July 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2023:	$ 3,601	$ 3,601
Net realized gain (loss)	(1)	(1)
Net change in unrealized appreciation (depreciation)(a)	(365)	(365)
Purchases	113	113
Sales (b)	(9)	(9)
Balance as of July 31, 2023	$ 3,339	$ 3,339
(a) The net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023, was $(365).
(b) Includes paydowns on securities.
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2023
(Reported in thousands except shares and per share amounts)
	AIO	CBH	NCV	NCZ
Assets
Investment in securities at value(1) (2)	$ 807,647	$ 237,052	$ 535,572	$ 406,250
Cash	24,500	5,036	23,081	19,395
Receivables
Investment securities sold	2,958	3,900	2,080	1,575
Dividends and interest	2,416	1,511	5,204	3,840
Securities lending income	33	2	—	—
Prepaid Trustees’ retainer	15	4	8	6
Prepaid expenses and other assets (Note 4)	60	45	222	177
Total assets	837,629	247,550	566,167	431,243
Liabilities
Loan Payable (Note 9)	130,000	68,700	34,000	25,000
Mandatory redeemable preferred shares (Note 10A)	—	—	65,295 (a)	21,720 (b)
Payables
Collateral on securities loaned (Note 9)	6,671	2,531	—	—
Dividend distributions	5,151	840	3,547	2,788
Investment securities purchased	3,339	6,458	3,595	2,777
Investment advisory fees (Note 4)	803	139	285	218
Loan interest payable (Note 9)	793	383	180	133
Professional fees	78	87	53	96
Administration and accounting fees	75	22	51	39
Trustee deferred compensation plan (Note 4)	46	32	186	143
Interest on mandatory redeemable preferred shares (Note 10A)	—	—	731	244
Other accrued expenses	72	15	47	39
Total liabilities	147,028	79,207	107,970	53,197
Cumulative Preferred Shares ($25.00 liquidation preference per share applicable to an aggregate of 4,000,000 and 4,360,000 shares issued and outstanding, respectively) (Note 12)	—	—	100,000	109,000
Net Assets Applicable to Common Shareholders	$ 690,601	$ 168,343	$ 358,197	$ 269,046
Net Assets Applicable to Common Shareholders Consist of:
Common shares par value ($0.00001 per share)	$ —(c)	$ —(c)	$ 1	$ 1
Capital paid in on shares of beneficial interest	671,836	178,376	681,639	521,050
Total distributable earnings (accumulated losses)	18,765	(10,033)	(323,443)	(252,005)
Net Assets Applicable to Common Shareholders	$ 690,601	$ 168,343	$ 358,197	$ 269,046
Common Shares Issued and Outstanding	34,340,972	18,263,597	90,373,569	76,115,749
Net Asset Value Per Common Share(d)	$ 20.11	$ 9.22	$ 3.96	$ 3.53
(1) Investment in securities at cost	$ 748,745	$ 242,059	$ 543,466	$ 410,729
(2) Market value of securities on loan	$ 35,855	$ 9,224	$ —	$ —

(a)	Liquidation preference $66,000, net of deferred offering costs of $705.
(b)	Liquidation preference $22,000, net of deferred offering costs of $280.
(c)	Amount is less than $500 (not in thousands).
(d)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
July 31, 2023
(Reported in thousands except shares and per share amounts)
	ACV	NFJ	NIE
Assets
Investment in securities at value(1)	$ 325,701	$ 1,412,117	$ 652,741
Cash	10,041	11,927	20,086
Deposits with broker for written options	27	—	182
Receivables
Investment securities sold	1,600	1,807	3,414
Dividends and interest	1,483	2,031	941
Tax reclaims	—	58	—
Prepaid Trustees’ retainer	5	29	14
Prepaid expenses and other assets (Note 4)	75	381	171
Total assets	338,932	1,428,350	677,549
Liabilities
Loan Payable (Note 10B and 11)	75,000	—	—
Mandatory redeemable preferred shares (Note 10A)	30,000	—	—
Written options at value (Note 3)(2)	39	635	184
Payables
Investment securities purchased	3,173	13,517	8,625
Dividend distributions	1,866	—	—
Loan interest payable (Note 10B and 11)	951	—	—
Investment advisory fees (Note 4)	252	930	499
Interest on mandatory redeemable preferred shares (Note 10A)	109	—	—
Professional fees	83	74	76
Trustee deferred compensation plan (Note 4)	61	341	156
Administration and accounting fees	30	126	60
Other accrued expenses	26	44	39
Total liabilities	111,590	15,667	9,639
Net Assets Applicable to Common Shareholders	$ 227,342	$ 1,412,683	$ 667,910
Net Assets Applicable to Common Shareholders Consist of:
Common shares par value ($0.00001 per share)	$ —(a)	$ 1	$ —(a)
Capital paid in on shares of beneficial interest	252,359	1,276,956	670,598
Total distributable earnings (accumulated losses)	(25,017)	135,726	(2,688)
Net Assets Applicable to Common Shareholders	$ 227,342	$ 1,412,683	$ 667,910
Common Shares Issued and Outstanding	10,365,167	94,801,581	27,708,965
Net Asset Value Per Common Share(b)	$ 21.93	$ 14.90	$ 24.10
(1) Investment in securities at cost	$ 324,516	$ 1,335,969	$ 645,740
(2) Written options premiums received	$ 39	$ 683	$ 184

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED July 31, 2023
($ reported in thousands)
	AIO	CBH	NCV	NCZ
Investment Income
Interest	$ 5,242	$ 5,531	$ 10,837	$ 8,047
Dividends	2,794	252	1,460	1,059
Security lending, net of fees	243	8	—	—
Foreign taxes withheld	(59)	—	(—) (1)	(—) (1)
Total investment income	8,220	5,791	12,297	9,106
Expenses
Investment advisory fees	4,928	876	2,050	1,547
Administration and accounting fees	426	129	318	241
Printing fees and expenses	112	13	35	28
Professional fees	63	55	58	58
Trustees’ fees and expenses	61	16	35	26
Transfer agent fees and expenses	6	5	8	8
Miscellaneous expenses	34	22	87	68
Total expenses before interest expense	5,630	1,116	2,591	1,976
Interest on mandatory redeemable preferred shares and amortization of deferred offering costs on preferred shares (Note 10A)	—	—	764	257
Loan interest (Note 9)	3,576	1,909	3,321	1,912
Total expenses after interest expense	9,206	3,025	6,676	4,145
Less expenses reimbursed and/or waived by investment adviser (Note 4D)	(405)	(83)	(296)	(224)
Net expenses	8,801	2,942	6,380	3,921
Net investment income (loss)	(581)	2,849	5,917	5,185
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated Investments	4,726	(2,041)	(25,655)	(19,804)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	33,240	3,201	32,308	25,499
Net realized and unrealized gain (loss) on investments	37,966	1,160	6,653	5,695
Dividends on preferred shares from net investment income	—	—	(2,809)	(2,993)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	$37,385	$ 4,009	$ 9,761	$ 7,887

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED July 31, 2023
($ reported in thousands)
	ACV	NFJ	NIE
Investment Income
Interest	$ 3,286	$ 2,331	$ 2,117
Dividends	1,213	12,392	3,361
Foreign taxes withheld	(1)	(38)	(3)
Total investment income	4,498	14,685	5,475
Expenses
Investment advisory fees	1,582	5,864	3,087
Administration and accounting fees	174	702	335
Professional fees	57	77	67
Printing fees and expenses	48	132	71
Trustees’ fees and expenses	20	114	57
Transfer agent fees and expenses	10	6	6
Miscellaneous expenses	47	76	31
Total expenses before interest expense	1,938	6,971	3,654
Interest on mandatory redeemable preferred shares (Note 10A)	649	—	—
Loan interest (Note 10B and 11)	1,723	—	—
Total expenses after interest expense	4,310	6,971	3,654
Less expenses reimbursed and/or waived by investment adviser (Note 4D)	(164)	(715)	(350)
Net expenses	4,146	6,256	3,304
Net investment income (loss)	352	8,429	2,171
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(5,778)	104,440	9,912
Foreign currency transactions	—	(—) (1)	—
Written options	105	(1,604)	609
Net change in unrealized appreciation (depreciation) on:
Investments	23,961	1,577	61,302
Written options	(4)	983	(19)
Net realized and unrealized gain (loss) on investments	18,284	105,396	71,804
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	$18,636	$113,825	$73,975

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	AIO		CBH
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$ (581)	$ (317)	$ 2,849	$ 4,931
Net realized gain (loss)	4,726	(6,358)	(2,041)	(247)
Net change in unrealized appreciation (depreciation)	33,240	(77,872)	3,201	(2,571)
Increase (decrease) in net assets resulting from operations	37,385	(84,547)	4,009	2,113
From Dividends and Distributions to Common Shareholders
Net investment income and net realized gains	(30,907) (1)	(47,652)	(5,041) (1)	(11,741)
Return of capital	—	(14,157)	—	—
Dividends and Distributions to Common Shareholders	(30,907)	(61,809)	(5,041)	(11,741)
From Capital Share Transactions
Reinvestment of distributions resulting in the issuance of common stock (0, 0, 0 and 506 shares, respectively)	—	—	—	5
Increase (decrease) in net assets from capital transactions	—	—	—	5
Net increase (decrease) in net assets	6,478	(146,356)	(1,032)	(9,623)
Net Assets
Beginning of period	684,123	830,479	169,375	178,998
End of period	$690,601	$ 684,123	$168,343	$169,375

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NCV		NCZ
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$ 5,917	$ 17,298	$ 5,185	$ 13,555
Net realized gain (loss)	(25,655)	(63,874)	(19,804)	(47,975)
Net change in unrealized appreciation (depreciation)	32,308	(34,661)	25,499	(27,276)
Increase (decrease) in net assets resulting from operations	12,570	(81,237)	10,880	(61,696)
Dividends on Auction-Rate and Cumulative Preferred Shares from Net Investment Income	(2,809)	(10,076)	(2,993)	(9,239)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	9,761	(91,313)	7,887	(70,935)
From Dividends and Distributions to Common Shareholders
Net investment income and net realized gains	(19,973) (1)	(9,639)	(14,843) (1)	(6,136)
Return of capital	—	(36,451)	—	(28,116)
Dividends and Distributions to Common Shareholders	(19,973)	(46,090)	(14,843)	(34,252)
Preferred Share Transactions:
Net increase resulting from tender of Auction-Rate Preferred Shares (see Note 8)	—	4,562	—	3,307
Increase (decrease) in net assets from preferred share transactions	—	4,562	—	3,307
Net increase (decrease) in net assets	(10,212)	(132,841)	(6,956)	(101,880)
Net Assets
Beginning of period	368,409	501,250	276,002	377,882
End of period	$358,197	$ 368,409	$269,046	$ 276,002

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	ACV		NFJ
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$ 352	$ (171)	$ 8,429	$ 7,775
Net realized gain (loss)	(5,673)	(5,809)	102,836	(2,684)
Net change in unrealized appreciation (depreciation)	23,957	(32,115)	2,560	(113,682)
Increase (decrease) in net assets resulting from operations	18,636	(38,095)	113,825	(108,591)
From Dividends and Distributions to Common Shareholders
Net investment income and net realized gains	(11,194) (1)	(24,415)	(46,453) (1)	(94,470)
Dividends and Distributions to Common Shareholders	(11,194)	(24,415)	(46,453)	(94,470)
From Capital Share Transactions
Reinvestment of distributions resulting in the issuance of common stock (2,213, 561, 0 and 0 shares, respectively)	47	15	—	—
Increase (decrease) in net assets from capital transactions	47	15	—	—
Net increase (decrease) in net assets	7,489	(62,495)	67,372	(203,061)
Net Assets
Beginning of period	219,853	282,348	1,345,311	1,548,372
End of period	$227,342	$219,853	$1,412,683	$1,345,311

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NIE
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$ 2,171	$ 2,928
Net realized gain (loss)	10,521	5,373
Net change in unrealized appreciation (depreciation)	61,283	(116,729)
Increase (decrease) in net assets resulting from operations	73,975	(108,428)
From Dividends and Distributions to Common Shareholders
Net investment income and net realized gains	(27,709) (1)	(110,185)
Dividends and Distributions to Common Shareholders	(27,709)	(110,185)
Net increase (decrease) in net assets	46,266	(218,613)
Net Assets
Beginning of period	621,644	840,257
End of period	$667,910	$ 621,644

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

STATEMENTS OF CASH FLOWS (Unaudited)
FOR THE SIX MONTHS ENDED July 31, 2023
($ reported in thousands)
	AIO	CBH	NCV	NCZ	ACV
Increase (Decrease) in cash
Cash Flows provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$ 37,385	$ 4,009	$ 9,761	$ 7,887	$ 18,636
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	383,109	82,572	392,480	295,574	202,932
(Increase) Decrease in investment securities sold receivable	(2,958)	(2,913)	6,081	4,628	1,312
Purchases of long-term investments	(339,289)	(76,114)	(301,938)	(231,344)	(180,427)
Increase (Decrease) in investment securities purchased payable	3,339	2,969	(8,837)	(6,301)	(909)
Net (purchases) or sales of short-term investments	12,624	(178)	25,146	19,740	(1,362)
Net purchases or (sales) in written options	—	—	—	—	136
Net change in unrealized (appreciation)/depreciation on long-term unaffiliated investments	(33,240)	(3,201)	(32,308)	(25,499)	(23,961)
Net change in unrealized (appreciation)/depreciation on written options	—	—	—	—	4
Net realized (gain)/loss from unaffiliated investments	(4,726)	2,041	25,655	19,804	5,778
Net realized (gain)/loss from written options	—	—	—	—	(105)
Amortization of premium and accretion of discounts on investments	(597)	380	(1,338)	(1,047)	(763)
(Increase) Decrease in dividends and interest receivable	(294)	72	(229)	(266)	(157)
(Increase) Decrease in security lending receivable	10	(2)	—	—	—
(Increase) Decrease in other receivables	47	12	25	19	16
(Increase) Decrease in prepaid trustees’ retainer	12	3	6	5	3
(Increase) Decrease in prepaid expenses and other assets	(14)	(13)	(36)	(34)	(14)
Increase (Decrease) in loan interest payable	(76)	(105)	(603)	(304)	9
Increase (Decrease) in payable for collateral securities on loan	—	1,531	—	—	—
Increase (Decrease) in affiliated expenses payable	29	(1)	(43)	(36)	1
Increase (Decrease) in non-affiliated expenses payable	(54)	(113)	(125)	(108)	(33)
Increase (Decrease) in interest payable on mandatory redeemable preferred shares	—	—	731	244	(1)
Cash provided by (used for) operating activities	55,307	10,949	114,428	82,962	21,095
Cash provided (used for) financing activities:
Cash received from borrowings	—	—	34,000	25,000	—
Cash payments to reduce borrowings	—	(1,000)	(170,000)	(95,000)	—
Cash distributions paid to shareholders	(30,907)	(5,041)	(20,745)	(15,418)	(11,146)
Proceeds from issuance of mandatory redeemable preferred shares	—	—	66,000	22,000	—
Offering costs on mandatory redeemable preferred shares	—	—	(705)	(280)	—
Cash provided (used for) financing activities:	(30,907)	(6,041)	(91,450)	(63,698)	(11,146)
Net increase/decrease in cash
Net increase (decrease) in cash	24,400	4,908	22,978	19,264	9,949
Restricted and unrestricted cash at beginning of period	100	128	103	131	119
Restricted and unrestricted cash at end of period	$ 24,500	$ 5,036	$ 23,081	$ 19,395	$ 10,068
Supplemental cash flow information:
Cash paid during the period for interest expense on loan payable	$ 3,652	$ 2,014	$ 3,924	$ 2,216	$ 1,714
Cash paid during the period for interest to mandatory redeemable preferred shares	$ —	$ —	$ —	$ —	$ 649
Reinvestment of dividends and distributions	$ —	$ —	$ —	$ —	$ 47

Reconciliation of restricted and unrestricted cash at the end of period to the statement of assets and liabilities
Cash	$ 24,500	$ 5,036	$ 23,081	$ 19,395	$ 10,041
Deposits with broker for written options	—	—	—	—	27
	$ 24,500	$ 5,036	$ 23,081	$ 19,395	$ 10,068
See Notes to Financial Statements

ARTIFICIAL INTELLIGENCE & TECHNOLOGY OPPORTUNITIES FUND (AIO)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Fiscal Period March 1, 2021 to January 31, 2022 (1)	Year Ended February 28, 2021	From Inception October 31, 2019(2) to February 29, 2020

PER SHARE DATA:
Net asset value, beginning of period	$ 19.92	$ 24.18	$ 29.20	$ 19.89	$ 20.00
Income (loss) from investment operations:
Net investment income (loss)(3)	(0.02)	(0.01)	(0.18)	(0.08)	(0.01)
Net realized and unrealized gain (loss)	1.11	(2.45)	0.01	11.88	0.23
Total from investment operations	1.09	(2.46)	(0.17)	11.80	0.22
Dividends and Distributions to Shareholders:
Net investment income	(0.90)	(1.39)	(1.40)	—	—
Net realized gains	—	—	(3.45)	(2.49)	(0.33)
Return of capital	—	(0.41)	—	—	—
Total dividends and distributions to shareholders	(0.90)	(1.80)	(4.85)	(2.49)	(0.33)
Net asset value, end of period	$ 20.11	$ 19.92	$ 24.18	$ 29.20	$ 19.89
Market value, end of period	$ 18.57	$ 17.42	$ 23.58	$ 27.41	$ 17.72
Total return, net asset value(4), (5)	5.78%	(10.03)%	(1.85)%	—% (6)	—% (6)
Total return, market value(4), (5)	12.19%	(18.42)%	2.75%	71.09%	(9.92)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(7), (8)	2.67%	2.04%	1.47% (9), (10)	1.42% (9)	1.34% (10)
Ratio of total expenses after interest expense to average net assets(7)	2.79%	2.17%	1.56% (9), (10)	1.43% (9)	1.34% (10)
Ratio of net investment income (loss) to average net assets(7)	(0.18)%	(0.04)%	(0.66)% (9), (10)	(0.33)% (9)	(0.15)% (10)
Portfolio turnover rate(4)	44%	53%	53%	103%	56%
Net assets, end of period (000’s)	$690,601	$684,123	$ 830,479	$1,002,838	$682,816
Loan payable, end of period (000’s)	$130,000	$130,000	$ 30,000	$ 30,000	$ 30,000
Asset coverage, per $1,000 principal amount of loan payable	$ 6,312	$ 6,262	$ 28,683	$ 34,428	$ 23,761

(1)	The Fund had a fiscal year end change from February 28 to January 31.
(2)	Commencement of operations.
(3)	Calculated using average shares outstanding.
(4)	Not annualized for periods less than one year.
(5)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(6)	Return not disclosed.
(7)	Annualized for periods less than one year.
(8)	Ratio of net expenses, before interest expense, was 1.58%, 1.55%, 1.43%, 1.40% and 1.34% for the six months ended July 31, 2023, year ended January 31, 2023, period ended January 31, 2022, year ended February 28, 2021 and period ended February 29, 2020, respectively.
(9)	Inclusive of excise tax expense of 0.06%(4) and 0.05% for the period ended January 31, 2022 and year ended February 28, 2021.
(10)	Certain expenses incurred by the Fund were not annualized.
See Notes to Financial Statements

CONVERTIBLE & INCOME 2024 TARGET TERM FUND (CBH)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Fiscal Period March 1, 2021 to January 31, 2022 (1)	Year Ended February 28/29			From Inception June 30, 2017(2) to February 28 2018
				2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$ 9.27	$ 9.80	$ 10.71	$ 9.85	$ 9.71	$ 9.79	$ 9.84(3)
Income (loss) from investment operations:
Net investment income (loss)(4)	0.16	0.27	0.25	0.41	0.43	0.48	0.35
Net realized and unrealized gain (loss)	0.07	(0.16)	(0.27)	1.00	0.26	(0.01)	(0.06)
Total from investment operations	0.23	0.11	(0.02)	1.41	0.69	0.47	0.29
Dividends and Distributions to Shareholders:
Net investment income	(0.28)	(0.55)	(0.51)	(0.39)	(0.44)	(0.50)	(0.32)
Net realized gains	—	(0.09)	(0.38)	(0.16)	(0.11)	(0.05)	—
Total dividends and distributions to shareholders	(0.28)	(0.64)	(0.89)	(0.55)	(0.55)	(0.55)	(0.32)
Capital change resulting from issuance of common shares and related offering costs	—	—	—	—	—	—	(0.02)
Net asset value, end of period	$ 9.22	$ 9.27	$ 9.80	$ 10.71	$ 9.85	$ 9.71	$ 9.79
Market value, end of period	$ 8.88	$ 9.00	$ 9.88	$ 10.04	$ 9.14	$ 9.00	$ 9.22
Total return, net asset value(5), (6)	2.41%	1.40%	(0.28)%	—% (7)	—% (7)	—% (7)	—% (7)
Total return, market value(5), (6)	1.84%	(2.18)%	7.33%	16.68%	7.63%	3.72%	(4.59)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(8), (9), (10)	3.57%	2.41%	1.62% (11)	1.72%	2.38%	2.60%	2.14% (11)
Ratio of total expenses after interest expense to average net assets(8), (9)	3.67%	2.48%	1.72% (11)	1.73%	2.38%	2.60%	2.14% (11)
Ratio of net investment income (loss) to average net assets(8), (9)	3.45%	2.91%	2.58% (11)	4.24%	4.34%	4.94%	5.47% (11)
Portfolio turnover rate(5)	34%	18%	56%	101%	86%	116%	66%
Net assets, end of period (000’s)	$168,343	$169,375	$178,998	$195,606	$179,907	$177,319	$178,760
Loan payable, end of period (000’s)	$ 68,700	$ 69,700	$ 69,700	$ 69,700	$ 69,700	$ 69,700	$ 69,700
Asset coverage, per $1,000 principal amount of loan payable	$ 3,450	$ 3,430	$ 3,568	$ 3,806	$ 3,581	$ 3,544	$ 3,565

(1)	The Fund had a fiscal year end change from February 28 to January 31.
(2)	Commencement of operations.
(3)	Initial public offering price of $10.00 per share less sales load of 1.65% of the offering price.
(4)	Calculated using average shares outstanding.
(5)	Not annualized for periods less than one year.
(6)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(7)	Return not disclosed.
(8)	Annualized for periods less than one year.
(9)	Inclusive of excise tax expense of 0.06%, 0.15%(5), 0.08%, 0.07%, 0.08% and 0.02%(5) for the year ended January 31, 2023, period ended January 31, 2022, years ended February 28/29, 2021, 2020, 2019 and period ended February 28, 2018, respectively.
(10)	Ratio of net expenses, before interest expense, was 1.25%, 1.30%, 1.37%, 1.33%, 1.31%, 1.36% and 1.23% for the six months ended July 31,2023, year ended January 31, 2023, period ended January 31, 2022, years ended February 28/29, 2021, 2020 and 2019 and period ended 2018, respectively.
(11)	Certain expenses incurred by the Fund were not annualized.
See Notes to Financial Statements

CONVERTIBLE & INCOME FUND (NCV)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Fiscal Period March 1, 2021 to January 31, 2022 (1)	Year Ended February 28/29
				2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of period	$ 4.08	$ 5.55	$ 6.46	$ 5.33	$ 5.61	$ 6.54	$ 6.86
Income (loss) from investment operations:
Net investment income (loss)(2)	0.07	0.19	0.21	0.37	0.52	0.56	0.69
Net realized and unrealized gain (loss)	0.06	(1.09)	(0.59)	1.35	(0.02)	(0.64)	(0.16)
Total from investment operations	0.13	(0.90)	(0.38)	1.72	0.50	(0.08)	0.53
Dividends on Preferred Shares from Net Investment Income:	(0.03)	(0.11)	(0.06)	(0.07)	(0.14)	(0.12)	(0.07)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.10	(1.01)	(0.44)	1.65	0.36	(0.20)	0.46
Dividends and Distributions to Shareholders:
Net investment income	(0.22)	(0.11)	(0.16)	(0.31)	(0.42)	(0.50)	(0.77)
Return of capital	—	(0.40)	(0.31)	(0.21)	(0.22)	(0.28)	(0.01)
Total dividends and distributions to shareholders	(0.22)	(0.51)	(0.47)	(0.52)	(0.64)	(0.78)	(0.78)
Preferred Shares Transactions:
Accretion to net asset value, resulting from tender offer of Auction-Rate Preferred shares	—	0.05	—	—	—	0.09	—
Capital change resulting from issuance of Cumulative Preferred Shares and related offering costs	—	—	—	—	—	(0.04)	—
Net asset value, end of period	$ 3.96	$ 4.08	$ 5.55	$ 6.46	$ 5.33	$ 5.61	$ 6.54
Market value, end of period	$ 3.55	$ 3.96	$ 5.31	$ 5.68	$ 5.10	$ 6.24	$ 6.93
Total return, net asset value(3), (4)	2.79%	(17.30)%	(7.41)%	—% (5)	—% (5)	—% (5)	—% (5)
Total return, market value(3), (4)	(4.51)%	(15.20)%	1.14%	24.29%	(8.51)%	2.00%	12.22%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(6), (7), (8)	3.70%	2.08% (9)	1.39%	1.45%	1.53%	1.56% (9)	1.28%
Ratio of total expenses after interest expense to average net assets(6), (7)	3.87%	2.27% (9)	1.55%	1.48%	1.53%	1.56% (9)	1.28%
Ratio of net investment income (loss) to average net assets(6), (7)	3.43%	4.38%	3.69%	7.04%	9.30%	9.22%	10.32%
Portfolio turnover rate(3)	54%	71%	54%	73%	35%	41%	34%
Net assets, end of period (000’s)	$358,197	$368,409	$501,250	$583,944	$481,633	$502,648	$580,867
Loan payable, end of period (000’s)	$ 34,000	$170,000	$ 28,852	$ 28,852	$ 28,852	$ 28,852	$ —
Mandatory redeemable preferred shares, end of period (000’s)	$ 66,000	$ —	$ —	$ —	$ —	$ —	$ —
Asset coverage, per $1,000 principal amount of loan payable(10)	$ 16,418	$ 3,755	$ 29,578	$ 32,444	$ 28,898	$ 29,627	$ —
Asset coverage, per $25 liquidation preference per share of cumulative preferred shares and mandatory redeemable preferred shares(11)	$ 70	$ 59	$ 61	$ 70	$ 62	$ 64	$ —
Asset coverage per $25,000 liquidation preference per share of auction-rate preferred shares	N/A	N/A	$ 60,587	$ 70,027	$ 62,132	$ 63,572	$ 65,668
Cumulative Preferred shares average market value(12)	$ 21.66	$ 23.64	$ 24.23	$ 25.91	$ 25.81	$ 24.46	$ —

(1)	The Fund had a fiscal year end change from February 28 to January 31.
(2)	Calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Return not disclosed.
(6)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to average net assets of common shareholders.
(7)	Annualized for periods less than one year.
(8)	Ratio of net expenses, before interest expense and auction agent fees and commissions, was 1.34%, 1.46%, 1.31%, 1.35%, 1.33%, 1.34% and 1.21% for the six months period ended July 31, 2023, year ended January 31, 2023, period ended January 31, 2022, years ended February 28/29, 2021, 2020, 2019 and 2018, respectively.
(9)	Inclusive of tender offer expenses of 0.03% for the years ended January 31, 2023 and February 28, 2019.
(10)	Represents value of net assets applicable to common stock plus the loan payable, cumulative preferred shares, and mandatory redeemable preferred shares (cumulatively, “total borrowings”) at the end of the period divided by the loan payable at the end of the period multiplied by $1,000.
(11)	Represents value of net assets applicable to common stock plus total borrowings at the end of the period divided by the total borrowings at the end of the period multiplied by $25.
(12)	Based on daily closing market prices.
See Notes to Financial Statements

CONVERTIBLE & INCOME FUND II (NCZ)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Fiscal Period March 1, 2021 to January 31, 2022 (1)	Year Ended February 28/29
				2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of period	$ 3.63	$ 4.96	$ 5.79	$ 4.79	$ 5.03	$ 5.87	$ 6.14
Income (loss) from investment operations:
Net investment income (loss)(2)	0.07	0.18	0.19	0.34	0.48	0.50	0.62
Net realized and unrealized gain (loss)	0.07	(0.98)	(0.54)	1.20	(0.03)	(0.57)	(0.14)
Total from investment operations	0.14	(0.80)	(0.35)	1.54	0.45	(0.07)	0.48
Dividends on Preferred Shares from Net Investment Income:	(0.04)	(0.12)	(0.07)	(0.08)	(0.14)	(0.12)	(0.06)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.10	(0.92)	(0.42)	1.46	0.31	(0.19)	0.42
Dividends and Distributions to Shareholders:
Net investment income	(0.20)	(0.08)	(0.12)	(0.27)	(0.36)	(0.45)	(0.61)
Return of capital	—	(0.37)	(0.29)	(0.19)	(0.19)	(0.24)	(0.08)
Total dividends and distributions to shareholders	(0.20)	(0.45)	(0.41)	(0.46)	(0.55)	(0.69)	(0.69)
Preferred Shares Transactions:
Accretion to net asset value, resulting from tender offer of Auction-Rate Preferred shares	—	0.04	—	—	—	0.09	—
Capital change resulting from issuance of Cumulative Preferred Shares and related offering costs	—	—	—	—	—	(0.05)	—
Net asset value, end of period	$ 3.53	$ 3.63	$ 4.96	$ 5.79	$ 4.79	$ 5.03	$ 5.87
Market value, end of period	$ 3.15	$ 3.33	$ 4.62	$ 5.01	$ 4.54	$ 5.44	$ 6.10
Total return, net asset value(3), (4)	2.94%	(17.84)%	(7.95)%	—% (5)	—% (5)	—% (5)	—% (5)
Total return, market value(3), (4)	0.76%	(17.85)%	(0.19)%	22.81%	(6.98)%	1.14%	10.84%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(6), (7), (8)	3.03%	2.00% (9)	1.40%	1.44%	1.41%	1.53% (9)	1.32%
Ratio of total expenses after interest expense to average net assets(6), (7)	3.21%	2.18% (9)	1.55%	1.47%	1.41%	1.53% (9)	1.32%
Ratio of net investment income (loss) to average net assets(6), (7)	4.01%	4.57%	3.73%	7.18%	9.48%	9.28%	10.31%
Portfolio turnover rate(3)	54%	72%	54%	73%	35%	41%	33%
Net assets, end of period (000’s)	$269,046	$276,002	$377,882	$440,994	$364,382	$379,901	$440,106
Loan payable, end of period (000’s)	$ 25,000	$ 95,000	$ —	$ —	$ —	$ —	$ —
Mandatory redeemable preferred shares, end of period (000’s)	$ 22,000	$ —	$ —	$ —	$ —	$ —	$ —
Asset coverage, per $1,000 principal amount of loan payable(10)	$ 17,002	$ 5,053	$ —	$ —	$ —	$ —	$ —
Asset coverage, per $25 liquidation preference per share of cumulative preferred shares and mandatory redeemable preferred shares(11)	$ 68	$ 59	$ 60	$ 65	$ 58	$ 60	$ —
Asset coverage per $25,000 liquidation preference per share of auction-rate preferred shares	N/A	N/A	$ 59,793	$ 65,454	$ 58,421	$ 59,845	$ 65,147
Cumulative Preferred shares average market value(12)	$ 21.34	$ 23.53	$ 23.92	$ 25.64	$ 25.39	$ 24.04	$ —

(1)	The Fund had a fiscal year end change from February 28 to January 31.
(2)	Calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Return not disclosed.
(6)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to average net assets of common shareholders.
(7)	Annualized for periods less than one year.
(8)	Ratio of net expenses, before interest expense and auction agent fees and commissions, was 1.36%, 1.53%, 1.35%, 1.39%, 1.36%, 1.39% and 1.24% for the six months period ended July 31, 2023, year ended January 31, 2023, period ended January 31, 2022, and years ended February 28/29, 2021, 2020, 2019 and 2018, respectively.
(9)	Inclusive of tender offer expenses of 0.04% for the years ended January 31, 2023 and February 28, 2019.
(10)	Represents value of net assets applicable to common stock plus the loan payable, cumulative preferred shares, and mandatory redeemable preferred shares (cumulatively, “total borrowings”) at the end of the period divided by the loan payable at the end of the period multiplied by $1,000.
(11)	Represents value of net assets applicable to common stock plus total borrowings at the end of the period divided by the total borrowings at the end of the period multiplied by $25.
(12)	Based on daily closing market prices.
See Notes to Financial Statements

DIVERSIFIED INCOME & CONVERTIBLE FUND (ACV)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$ 21.22	$ 27.25	$ 35.15	$ 24.81	$ 22.05	$ 23.88
Income (loss) from investment operations:
Net investment income (loss)(1)	0.03	(0.02)	(0.17)	0.01	0.11	0.16
Net realized and unrealized gain (loss)	1.76	(3.65)	0.09	12.71	4.65	0.01
Total from investment operations	1.79	(3.67)	(0.08)	12.72	4.76	0.17
Dividends and Distributions to Common Shareholders:
Net investment income	(1.08)	(2.16)	(2.02)	(1.19)	(0.42)	(0.95)
Net realized gains	—	(0.20)	(5.80)	(1.19)	(1.58)	(1.05)
Total dividends and distributions to common shareholders	(1.08)	(2.36)	(7.82)	(2.38)	(2.00)	(2.00)
Net asset value, end of period	$ 21.93	$ 21.22	$ 27.25	$ 35.15	$ 24.81(2)	$ 22.05
Market value, end of period	$ 20.69	$ 22.62	$ 27.75	$ 32.25	$ 25.22	$ 21.29
Total return, net asset value(3), (4)	8.97%	(13.45)%	(2.32)%	—% (5)	—% (5)	—% (5)
Total return, market value(3), (4)	(3.41)%	(9.06)%	7.46%	40.11%	29.04%	3.89%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(6), (7)	3.91%	3.36%	2.47% (8)	2.84% (8)	3.32%	3.40% (8)
Ratio of total expenses after interest expense to average net assets(6)	4.06%	3.49%	2.55% (8)	2.84% (8)	3.32%	3.40% (8)
Ratio of net investment income (loss) to average net assets(6)	0.33%	(0.07)%	(0.48)% (8)	0.05% (8)	0.47%	0.72% (8)
Portfolio turnover rate(3)	59%	94%	108%	128%	120%	105%
Net assets, end of period (000’s)	$227,342	$219,853	$282,348	$363,899	$256,724	$227,320
Loan payable, end of period (000’s)	$ 75,000	$ 75,000	$ 75,000	$ 75,000	$ 75,000	$ 75,000
Mandatory redeemable preferred shares, end of period (000’s)	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000
Asset coverage, per $1,000 principal amount of loan payable(9)	$ 4,431	$ 4,331	$ 5,165	$ 6,252	$ 4,823	$ 4,431
Asset coverage, per $25 liquidation preference per share of mandatory redeemable preferred shares(10)	$ 79	$ 77	$ 92	$ 112	$ 86	$ 79

(1)	Calculated using average shares outstanding.
(2)	Payment from affiliate increased the net asset value by less than $0.01.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Return not disclosed.
(6)	Annualized for periods less than one year.
(7)	Ratio of net expenses, before interest expense to average net assets was 2.27%, 2.17%, 1.85%, 2.03%, 2.14% and 2.20% for the six months period ended July 31, 2023, years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(8)	Inclusive of excise tax expense of 0.04%, 0.05%, 0.06% and 0.07% for the years ended January 31, 2022, 2021, 2019 and 2018, respectively.
(9)	Represents value of net assets applicable to common stock plus the loan payable and mandatory redeemable preferred shares at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
(10)	Represents value of net assets applicable to common stock plus the loan payable and mandatory redeemable preferred shares at the end of the period divided by the loan payable and mandatory redeemable preferred shares at the end of the period multiplied by $25.
See Notes to Financial Statements

DIVIDEND, INTEREST & PREMIUM STRATEGY FUND (NFJ)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$ 14.19	$ 16.33	$ 15.21	$ 14.34	$ 13.52	$ 15.32
Income (loss) from investment operations:
Net investment income (loss)(1)	0.09	0.08	0.05	0.13	0.24	0.27
Net realized and unrealized gain (loss)	1.11	(1.22)	1.97	1.64	1.48	(1.17)
Total from investment operations	1.20	(1.14)	2.02	1.77	1.72	(0.90)
Dividends and Distributions to Shareholders:
Net investment income	(0.49)	(0.98)	(0.90)	(0.13)	(0.26)	(0.71)
Net realized gains	—	(0.02)	—	(0.48)	(0.64)	—
Return of capital	—	—	—	(0.29)	—	(0.19)
Total dividends and distributions to shareholders	(0.49)	(1.00)	(0.90)	(0.90)	(0.90)	(0.90)
Net asset value, end of period	$ 14.90	$ 14.19	$ 16.33	$ 15.21	$ 14.34	$ 13.52
Market value, end of period	$ 12.83	$ 12.31	$ 14.73	$ 13.28	$ 13.09	$ 11.90
Total return, net asset value(2), (3)	8.88%	(6.71)%	13.39%	—% (4)	—% (4)	—% (4)
Total return, market value(2), (3)	8.63%	(9.24)%	17.77%	9.71%	18.17%	(5.42)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(5)	0.96%	0.96%	0.96%	0.96%	0.96%	0.95%
Ratio of total expenses to average net assets(5)	1.07%	1.08%	1.06%	0.96%	0.96%	0.95%
Ratio of net investment income (loss) to average net assets(5)	1.29%	0.58%	0.28%	0.94%	1.73%	1.87%
Portfolio turnover rate(2)	64%	60%	63%	104%	76%	50%
Net assets, end of period (000’s)	$1,412,683	$1,345,311	$1,548,372	$1,441,666	$1,359,815	$1,281,712

(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(4)	Return not disclosed.
(5)	Annualized for periods less than one year.
See Notes to Financial Statements

EQUITY & CONVERTIBLE INCOME FUND (NIE)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$ 22.43	$ 30.32	$ 30.91	$ 24.89	$ 22.53	$ 24.51
Income (loss) from investment operations:
Net investment income (loss)(1)	0.08	0.11	(0.09)	0.06	0.18	0.19
Net realized and unrealized gain (loss)	2.59	(4.02)	2.77	7.48	3.70	(0.65)
Total from investment operations	2.67	(3.91)	2.68	7.54	3.88	(0.46)
Dividends and Distributions to Shareholders:
Net investment income	(1.00)	(2.00)	(1.52)	(0.09)	(0.20)	(0.93)
Net realized gains	—	(1.98)	(1.75)	(1.43)	(1.32)	(0.59)
Total dividends and distributions to shareholders	(1.00)	(3.98)	(3.27)	(1.52)	(1.52)	(1.52)
Net asset value, end of period	$ 24.10	$ 22.43	$ 30.32	$ 30.91	$ 24.89(2)	$ 22.53
Market value, end of period	$ 21.86	$ 20.28	$ 27.33	$ 27.78	$ 23.14	$ 20.52
Total return, net asset value(3), (4)	12.51%	(12.54)%	8.22%	—% (5)	—% (5)	—% (5)
Total return, market value(3), (4)	13.30%	(10.96)%	9.80%	28.21%	20.83%	(0.25)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(6)	1.07%	1.07%	1.12% (7)	1.07%	1.07%	1.13% (7)
Ratio of total expenses to average net assets(6)	1.18%	1.18%	1.22% (7)	1.07%	1.07%	1.13% (7)
Ratio of net investment income (loss) to average net assets(6)	0.70%	0.41%	(0.28)% (7)	0.24%	0.74%	0.83% (7)
Portfolio turnover rate(3)	52%	76%	71%	85%	50%	81%
Net assets, end of period (000’s)	$667,910	$621,644	$840,257	$856,449	$689,650	$624,315

(1)	Calculated using average shares outstanding.
(2)	Payment from affiliate increased the net asset value by less than $0.01.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Return not disclosed.
(6)	Annualized for periods less than one year.
(7)	Inclusive of excise tax expense of 0.05% and 0.07% for the years ended January 31, 2022 and 2019, respectively.
See Notes to Financial Statements

 NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2023
Note 1. Organization
Artificial Intelligence & Technology Opportunities Fund (AIO), Convertible & Income 2024 Target Term Fund (CBH), Convertible & Income Fund (NCV), Convertible & Income Fund II (NCZ), Diversified Income & Convertible Fund (ACV), Dividend, Interest & Premium Strategy Fund (NFJ), and Equity & Convertible Income Fund (NIE) (each, a “Fund” and, collectively, the “Funds”), were organized as Massachusetts business trusts on May 24, 2019, March 21, 2017, January 17, 2003, April 22, 2003, March 10, 2015, December 12, 2006, and August 20, 2003, respectively. The Funds are each organized and registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder. The Funds’ investment objectives are outlined in the Manager’s Discussion of Fund Performance pages.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from Real Estate Investment Trusts (“REITs”) and Master Limited Partnerships (“MLPs”) investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
AIO, CBH, NCV, NCZ and ACV declare distributions on a monthly basis. NFJ and NIE declare distributions on a quarterly basis. Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
AIO and ACV have a Managed Distribution Plan which currently provides for the Funds to make a monthly distribution of $0.15 per share and $0.18 per share, respectively. Also, NFJ and NIE have a Managed Distribution Plan which currently provides for the Funds to make a quarterly distribution of $0.245 per share and $0.50 per share, respectively. Distributions may represent earnings from net investment income, realized capital gains, or, if necessary, return of capital. Shareholders should not draw any conclusions about the Funds’ investment performance from the terms of the Funds’ Managed Distribution Plan.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Convertible Securities
The Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023
convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.	Payment-In-Kind Securities
The Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023
L.	Cash and Cash Equivalents
Cash and cash equivalents include deposits held at financial institutions, and are inclusive of dollar denominated cash, foreign currency, and deposit with brokers for written options.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Options Contracts
The Funds may write (sell) put and call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price.
When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Written options are reported as a liability within “Written options at value.” Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain to the extent of the premium received. If a written call option is exercised, the premium received is recorded as an adjustment to the proceeds from the sale. If a written put option is exercised, the premium reduces the cost basis of the security. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or loss. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the referenced security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the referenced security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the six months ended July 31, 2023, ACV, NFJ and NIE invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at July 31, 2023:

Statement Line Description	Primary Risk	ACV	NFJ	NIE
Liability Derivatives
Written options at value	Equity contracts	$(39)	$(635)	$(184)
Total Liabilities		$(39)	$(635)	$(184)

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended July 31, 2023:
Statement Line Description	Primary Risk	ACV	NFJ	NIE
Net Realized Gain (Loss) from
Written options	Equity contracts	$105	$ (1,604)	$ 609
Total		$105	$ (1,604)	$ 609
Net Change in Unrealized Appreciation (Depreciation) on
Written options	Equity contracts	$ (4)	$ 983	$ (19)
Total		$ (4)	$ 983	$ (19)

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Funds for the six months ended July 31, 2023.
	ACV	NFJ	NIE
Written Options(1)	$23	$712	$114
(1) Average premium amount.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (“VIA” or the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily total managed assets of each Fund:

Fund	Advisory Fee
AIO	1.25%
CBH	0.75
NCV	0.70
NCZ	0.70
ACV	1.00
NFJ	0.90
NIE	1.00
AIO and CBH define total managed assets as the total assets of each Fund (including assets attributable to any borrowings, issued debt securities or preferred shares that may be outstanding, reverse repurchase agreements and dollar rolls) minus accrued liabilities (other than liabilities representing borrowings, issued debt securities, reverse repurchase agreements and dollar rolls). NCV and NCZ define total managed assets as the total assets of each Fund (including any assets attributable to any Preferred Shares or other forms of leverage of the Fund that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). ACV defines total managed assets as the total assets of the Fund (including assets attributable to any preferred shares, borrowings, issued debt securities or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). NFJ and NIE define total managed assets as the total assets of each Fund (including assets attributable to any borrowing that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:
Fund	Subadviser
AIO	Voya IM(1)
CBH	Voya IM(1)
NCV	Voya IM(1)
NCZ	Voya IM(1)
ACV	Voya IM(1)
NFJ (Equity and Options Portfolios)	NFJ Investment Group(2)
NFJ (Fixed Income Portfolio)	Voya IM(1)
NIE	Voya IM(1)

(1) Voya Investment Management Co. LLC (“Voya IM”).
(2) NFJ Investment Group, LLC (“NFJ Investment Group”), which is an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exclusions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The reimbursements are accrued daily and received monthly.

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023
Fund	Expense Limitation
AIO	0.09%
CBH	0.19
NCV	0.13
NCZ	0.15
ACV	0.17
NFJ	0.06
NIE	0.07
The exclusions include investment advisory fees paid to VIA, interest, any other fees or expenses relating to financial leverage, preferred shares (such as dividends on preferred shares, auction agent fees and commissions and rating agency fees) or borrowing (such as interest, commitment, amendment and renewal expenses on credit or redemption facilities), taxes, extraordinary, unusual or infrequently occurring expenses (such as litigation), costs related to share offerings, brokerage commissions, expenses incurred in connection with any merger or reorganization, underlying fund expenses and dividend expenses, if any (each expressed as a percentage of average daily net assets attributable to common shares).
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending July 31:

	Expiration
Fund	2025	2026	2027	Total
AIO	$ 858	$ 894	$ 405	$ 2,157
CBH	200	117	83	400
NCV	901	720	296	1,917
NCZ	692	535	224	1,451
ACV	279	302	164	745
NFJ	1,598	1,590	715	3,903
NIE	888	783	350	2,021
E.	Administration Services
Virtus Fund Services, LLC (“VFS”), an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Funds. For the services provided by the administrator under the Administration Agreement, the Funds pay the administrator an asset-based fee calculated on each Fund’s average daily Managed Assets. This fee is calculated daily and paid monthly.
For the six months ended July 31, 2023, the Funds incurred administration fees totaling $2,144 which are included in the Statements of Operations within the line item “Administration and accounting fees”.
F.	Trustees’ Fees
For the six months ended July 31, 2023, the Funds incurred Trustees’ fees totaling $269 which are included in the Statements of Operations within the line item “Trustees’ fees and expenses”.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that is, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended July 31, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trustees do not currently receive any pension or retirement benefits from the Funds. In calendar year 2018 and certain prior periods, the Funds maintained a deferred compensation plan pursuant to which each Independent Trustee had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Independent Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (formerly known as Allianz Funds) and Virtus Strategy Trust (formerly known as Allianz Funds Multi-Strategy Trust) selected by the Independent Trustees from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2019, and all Trustee fees earned with respect to service in calendar years 2019 and 2020 were paid in cash, on a current basis. The Funds still have obligations with respect to Independent Trustee fees deferred in 2018 and in prior periods, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the deferred compensation plan.

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023
Effective March 2021, each Fund provides a new deferred compensation plan (“New Plan”) for its Trustees who receive compensation from the Funds. Under the New Plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Funds, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Prepaid expenses and other assets” in the Statements of Assets and Liabilities at July 31, 2023.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities and written options) during the six months ended July 31, 2023, were as follows:
	Purchases	Sales
AIO	$339,289	$383,109
CBH	76,114	82,572
NCV	301,938	392,480
NCZ	231,344	295,574
ACV	180,427	202,932
NFJ	817,611	870,158
NIE	306,894	359,015
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended July 31, 2023.
Note 6. Federal Income Tax Information
($ reported in thousands)
At July 31, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments held by the Funds for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AIO	$ 749,619	$ 86,913	$ (28,885)	$ 58,028
CBH	244,397	899	(8,244)	(7,345)
NCV	548,148	29,779	(42,355)	(12,576)
NCZ	413,994	24,076	(31,820)	(7,744)
ACV	325,605	15,903	(15,807)	96
ACV (Written options)	(39)	6	(6)	— (a)
NFJ	1,343,666	99,769	(31,318)	68,451
NFJ (Written options)	(683)	274	(226)	48
NIE	647,429	43,161	(37,849)	5,312
NIE (Written options)	(184)	31	(31)	— (a)
(a)	Amount is less than $500 (not in thousands).
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended January 31, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
AIO	$ 5,164	$ —
CBH	355	210
NCV	81,526	174,007
NCZ	61,957	139,814
ACV	5,671	—
NFJ	5,706	—
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued to be published until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain other LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR to replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.
Each of AIO, CBH, NCV, NCZ and ACV leverages its portfolio through preferred shares, securities lending, senior secured notes and/or margin loan financing. While leverage presents opportunities for increasing each Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by each Fund would be magnified to the extent each Fund is leveraged.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Note 8. Auction-Rate Preferred Shares
For the period from February 1, 2022 through November 1, 2022, NCV had 1,894 shares of Auction-Rate Preferred Shares Series A, 1,779 shares of Auction-Rate Preferred Shares Series B, 1,909 shares of Auction-Rate Preferred Shares Series C, 1,842 shares of Auction-Rate Preferred Shares Series D and 1,507 shares of Auction-Rate Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share.
For the period from February 1, 2022 through November 1, 2022, NCZ had 1,296 shares of Auction-Rate Preferred Shares Series A, 1,512 shares of Auction-Rate Preferred Shares Series B, 1,239 shares of Auction-Rate Preferred Shares Series C, 1,156 shares of Auction-Rate Preferred Shares Series D and 1,298 shares of Auction-Rate Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share.
Dividends on the Auction-Rate Preferred Shares accumulated daily at an annual rate that typically re-set every seven days. Distributions of net realized capital gains, if any, were paid annually.
On October 3, 2022, NCV and NCZ each announced a voluntary tender offer for up to 100% of its outstanding Auction-Rate Preferred Shares, at a price equal to 97.95% of the per share liquidation preference of $25,000 per share (or $24,487.50 per share), plus any unpaid dividends accrued through the expiration date of the tender offer of November 1, 2022. Approximately 99.7% of outstanding Auction-Rate Preferred Shares were tendered for NCV (8,902 shares) and 99.2% of outstanding Auction-Rate Preferred Shares were tendered for NCZ (6,452 shares).
On January 4, 2023, NCV and NCZ announced that each Fund would redeem, at liquidation preference plus any accumulated but unpaid dividends, its remaining Auction-Rate Preferred Shares beginning on January 23, 2023 and concluding on January 27, 2023 (29 shares for NCV and 49 shares for NCZ).
As of July 31, 2023, there were no Auction-Rate Preferred Shares outstanding.
Note 9. Liquidity Facility and Securities Lending
($ reported in thousands)
AIO, CBH, NCV and NCZ have a Master Margin Loan Agreement (the “MMLA”) and a Securities Lending Authorization Agreement (the “SLAA” and together with the MMLA, the “BNYM Facilities”) with The Bank of New York Mellon (“BNYMellon”). Under the MMLA the Funds pledge their assets as collateral to secure obligations but retain the risks and rewards of the ownership of assets pledged to secure such obligations.
Under the SLAA, the Funds may loan securities to qualified brokers through a securities lending agency agreement with BNYMellon. Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash which is invested in a short-term money market fund and/or released to each Fund to be used for liquidity purposes in conjunction with the MMLA. Cash collateral received from securities lending is first credited against borrowings under the MMLA. Upon return of securities by the borrower, BNYMellon returns the cash collateral to the borrower, as applicable, which eliminates the credit against the borrowings and causes the drawdowns under the MMLA to increase by the amounts returned. The securities lending program is subject to the same limits and interest rate structure as the MMLA. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYMellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023
Securities lending transactions are entered into by each Fund under the SLAA which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At July 31, 2023, the securities loaned were subject to the SLAA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Invested in Short-Term Money Market Fund(1)	Cash Collateral used for borrowing(2)	Net Amount(3)
AIO	$ 35,855	$ 6,671	$ 29,184	$ —
CBH	9,224	2,531	6,693	—
(1)	Amount invested in a Money Market Mutual Fund with an Overnight and Continuous contractual maturity.
(2)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.
At July 31, 2023, the maximum capital commitment amounts under the MMLA were $130,000, $71,000, $34,000 and $25,000, respectively, for AIO, CBH, NCV and NCZ. Interest on amounts drawn under each MMLA is charged at a daily rate, and a commitment fee is paid on the undrawn amounts as agreed to in the MMLA. As of July 31, 2023, AIO and  CBH used cash collateral received from the SLAA to purchase long term investments and/or invest the amount in a short-term money market fund. These investments are included in the line item “Investments, at value” on the Statements of Assets and Liabilities. The securities on loan under the SLAA and securities pledged as collateral under the MMLA are reflected on the Schedule of Investments. Any amounts payable under the MMLA/SLAA are reflected in the Statements of Assets and Liabilities as “Loan Payable” and/or “Collateral on securities loaned.” The interest rate charged at July 31, 2023 was 5.67% for AIO and CBH. The expense is included in the Funds’ Statements of Operations under “Loan interest”.
Effective November 1, 2022, NCV and NCZ entered into an additional temporary Master Margin Loan Agreement (the “temporary MMLA”) with BNYM that allows NCV to borrow up to a limit of $150 million and NCZ to borrow up to a limit of $75 million. The temporary MMLA was terminated on May 26, 2023. The MMLA for NCV and NCZ paid interest at the rate of 6.17% at July 31, 2023.
For the six months ended July 31, 2023, the outstanding borrowings, average borrowings, average interest rate and interest expense under the BNYM Facilities were as follows:
Fund	Outstanding Borrowings	Average Borrowing	Weighted Average Interest Rate	Days Outstanding	Loan Interest Expense
AIO	$ 130,000 (a)	$130,000	5.47%	181	3,576
CBH	68,700 (b)	69,319	5.48	181	1,909
NCV	34,000 (c)	117,365	5.63	181	3,321
NCZ	25,000 (c)	67,453	5.64	181	1,912
(a)	Represents $30,000 received through the SLAA and $100,000 received through the MMLA.
(b)	Represents $7,000 received through the SLAA and $61,700 received through the MMLA.
(c)	Full amount received through the MMLA.
Note 10. Long-Term Financing Arrangements
($ reported in thousands)
A. Mandatory Redeemable Preferred Shares
On October 2, 2015, ACV completed a private placement with a single institutional investor, consisting of $30,000 in Series A Mandatory Redeemable Preferred Shares (“MRPS”) with a mandatory redemption date of October 2, 2025.
On May 26, 2023, NCV and NCZ each completed a private placement with a single institutional investor. NCV issued $51,000 in Series A Mandatory Redeemable Preferred Shares (“MRPS”) with a mandatory redemption date of May 26, 2028, and $15,000 in Series B MRPS with a mandatory redemption date of May 26, 2030. NCZ issued $22,000 in Series A MRPS with a mandatory redemption date of May 26, 2028.

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023
The following table summarizes the key terms of the MRPS at July 31, 2023:
Fund	Mandatory Redemption Date	Annual Dividend Rate	Shares	Per Share Liquidation Preference	Aggregate Liquidation Preference	Estimated Fair Value
ACV Series A	October 2, 2025	4.34%	1,200,000	$25.00	$30,000	$30,000
NCV Series A	May 26, 2028	5.95%	2,040,000	$25.00	$51,000	$51,000
NCV Series B	May 26, 2030	5.95%	600,000	$25.00	$15,000	$15,000
NCZ Series A	May 26, 2028	5.95%	880,000	$25.00	$22,000	$22,000
The fair value of the MRPS are estimated to be their liquidation preference. The MRPS are categorized as Level 2 within the fair value hierarchy. Holders of MRPS are entitled to receive a quarterly dividend at an annual fixed dividend rate, subject to upward adjustment (by as much as 4.00%) during any period when the MRPS have a rating of below “A” from Fitch for ACV or below “A” from KBRA for NCV and NCZ, or the equivalent from another rating agency (with the rate increasing at lower rating levels). Dividends are accrued daily and paid quarterly and are presented in the applicable Fund’s Statement of Assets & Liabilities as interest payable on mandatory redeemable preferred shares. For the six months ended July 31, 2023, ACV paid  $649, NCV paid $731, and NCZ paid $244 in dividends to mandatory redeemable preferred shareholders. The MRPS are senior, with priority in all respects, to the respective Fund’s outstanding common shares as to payments of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. The MRPS rank pari passu with any and all other preferred shares issued by the respective Fund, and rank junior to the Fund’s indebtedness, including any Notes, Margin Loan Financing, Liquidity Facility and any other senior secured indebtedness. Each of ACV, NCV and NCZ may redeem all or any part of its MRPS at any time, subject to certain redemption premiums. With respect to the MRPS, each Fund is subject to periodic asset coverage testing. If a Fund’s asset coverage is insufficient, it may be required to redeem some or all of its MRPS.
NCV and NCZ incurred costs in connection with the issuance of the MRPS. These costs were recorded as a deferred offering cost and are being amortized over the respective life of each series of MRPS. Amortization of these deferred offering costs of $33 for NCV and $13 for NCZ are included under the caption “Interest on mandatory redeemable preferred shares and amortization of deferred offering costs on preferred shares” on the Statement of Operations, and the unamortized balance is deducted from the carrying amount of the MRPS under the caption “Mandatory redeemable preferred shares” on the Statement of Assets and Liabilities.
B. Senior Secured Notes
On October 2, 2015, ACV completed a private placement with a single institutional investor, consisting of $50,000 in Senior Secured Notes due November 22, 2029.
At July 31, 2023, ACV had $50,000 in aggregate principal amount of Notes outstanding. The Notes rank pari passu with all other senior debt of ACV, including the Margin Loan Financing, and are secured by a lien on all assets of the Fund of every kind, including all securities and all other investment property, equal and ratable with the liens securing the Margin Loan Financing. The Notes are senior, with priority in all respects, to the MRPS and the outstanding common shares as to payments of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. Holders of the Notes are entitled to receive cash interest payments semi-annually until maturity. The Notes accrue interest at an annual fixed rate of 3.94%. The Notes will be subject to a penalty interest rate if ratings fall below A- from Fitch or the equivalent from another agency. The Notes are prepayable in whole or in part at any time, subject to a prepayment premium, which may be adjusted under some circumstances based on asset coverage levels. Interest expense of $1,970 is included in the ACV’s Statement of Operations.
The following table shows the maturity date, interest rate, notional/carrying amount and estimated fair value of the Notes outstanding at July 31, 2023:
Maturity Date	Interest Rate	Notional/ Carrying Amount	Estimated Fair Value
November 22, 2029	3.94%	$50,000	$50,000
The fair value of the senior secured notes are estimated to be their carrying amount. The senior secured notes are categorized as Level 2 within the fair value hierarchy.
With respect to the Notes, the Fund is subject to monthly asset coverage tests that mirror those applicable to closed-end funds set forth in Section 18 of the 1940 Act, as well as periodic asset coverage tests that are tied to rating agency criteria, in each case subject to various terms and conditions. A breach of any of these tests, after the passage of a cure period, would constitute an event of default under the Notes. The agreements governing the MRPS and Notes impose certain additional customary covenants and restrictions on the Fund, including, among others, restrictions on distributions and a requirement that the Fund adhere to its stated investment policies.
Note 11. Margin Loan Financing
($ reported in thousands)
ACV has entered into a margin loan financing agreement with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Cash borrowings are secured by assets of the ACV that are held with the Fund’s custodian in a separate account. Interest is charged at the Overnight Bank Funding Rate plus an additional percentage rate on the amount borrowed.

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023
For the six months ended July 31, 2023, the weighted average daily balance outstanding was $25,000 at the weighted average interest rate of 5.94%. With respect to the margin loan financing, loan interest expense of $747 is included in the ACV’s Statement of Operations.
At July 31, 2023, the amount of outstanding borrowings was as follows:
Outstanding Borrowings	Interest Rate
$25,000	5.39%
Note 12. Cumulative Preferred Shares
On September 11, 2018, NCZ issued 4,360,000 shares of 5.50% Series A Cumulative Preferred Shares with an aggregate liquidation value of $109,000,000 (“NCZ Series A Preferred Shares”). The shares are perpetual, non-callable for a period of five years and have a liquidation preference of $25.00 per share. Commencing September 11, 2023, and thereafter, to the extent permitted by the 1940 Act, and Massachusetts law, NCZ may at any time, upon notice of redemption, redeem the NCZ Series A Preferred Shares in whole or in part at the liquidation preference per share plus accumulated unpaid dividends through the date of redemption. Dividends are paid at an annual rate of 5.50% on a quarterly basis, and commenced on October 1, 2018, with the first such payment pro-rated from the date of issuance.
On September 20, 2018, NCV issued 4,000,000 shares of 5.625% Series A Cumulative Preferred Shares with an aggregate liquidation value of $100,000,000 (“NCV Series A Preferred Shares”). The shares are perpetual, non-callable for a period of five years and have a liquidation preference of $25.00 per share. Commencing September 20, 2023, and thereafter, to the extent permitted by the 1940 Act, and Massachusetts law, NCV may at any time, upon notice of redemption, redeem the NCV Series A Preferred Shares in whole or in part at the liquidation preference per share plus accumulated unpaid dividends through the date of redemption. Dividends are paid at an annual rate of 5.625% on a quarterly basis, and commenced on October 1, 2018, with the first such payment pro-rated from the date of issuance.
On December 16, 2020, the Board of NCV and NCZ approved a Repurchase Plan (“Repurchase Plan”) with respect to the outstanding series A cumulative preferred shares (“CPS”) issued by the Funds. Each Fund has access to a short-term revolving credit facility (as outlined in Note 9). Pursuant to the Repurchase Plan, a Fund would repurchase its CPS in the open market on any trading day when (i) a Fund’s CPS are trading at a market price at or below their liquidation preference ($25.00 per share), provided the current rate of interest on its Liquidity Facility is less than or equal to 5.00% or (ii) a Fund’s CPS are trading at a market price which represents a premium of up to 1.00% above their liquidation preference (up to $25.25) provided the current rate of interest on its Liquidity Facility is less than or equal to 3.00% for NCV or less than or equal to 2.75% for NCZ, subject, in each case, to the terms and conditions of the Repurchase Plan and input from the portfolio management team as to market conditions and other factors. On each day that shares are repurchased under the Repurchase Plan, a Fund may repurchase its shares in an amount up to 25% of the average daily trading volume of the CPS over the trailing four week period. On August 30, 2023, the Board of Trustees voted to terminate the Repurchase Plan.
Note 13.  Indemnifications
Under the Funds’ organizational documents, the Funds, Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.
Note 14. Capital Shares
At July 31, 2023, each Fund has one class of common stock with $0.00001 par value of which unlimited shares are authorized.
Note 15. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Funds held securities that were considered to be restricted at July 31, 2023:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
NCV
	LiveStyle, Inc.	2/3/16-11/30/16	$ —	$ —	0.0%
	LiveStyle, Inc. Series B	2/3/16-11/30/16	1,206	1,005	0.3
	Tenerity, Inc.	11/9/15-11/12/15	3,080	—	0.0
NCZ
	LiveStyle, Inc.	2/3/16-11/30/16	—	—	0.0
	LiveStyle, Inc. Series B	2/3/16-11/30/16	1,206	1,005	0.4
	Tenerity, Inc.	11/9/15-11/12/15	2,371	—	0.0

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2023
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
ACV
	LiveStyle, Inc.	2/3/16-11/30/16	$ —	$ —	0.0%
	LiveStyle, Inc. Series B	2/3/16-11/30/16	181	151	0.1
Note 16. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser, the subadvisers, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Funds and the Adviser believe that the outcomes of such matters are not likely, either individually, or in aggregate, to be material to these financial statements.
Note 17. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 18. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CERTIFICATION
Each Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. Each Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of each Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that each Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by each Fund’s Board. You may obtain a description of these procedures, along with information regarding how each Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at http://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

Results of Annual Meeting of Shareholders (Unaudited)
Virtus Artificial Intelligence & Technology Opportunities Fund
Virtus Convertible & Income 2024 Target Term Fund
Virtus Convertible & Income Fund
Virtus Convertible & Income Fund II
Virtus Diversified Income & Convertible Fund
Virtus Dividend, Interest & Premium Strategy Fund
Virtus Equity & Convertible Income Fund
The Funds held their Annual Meeting of Shareholders on May 22, 2023. Shareholders voted as indicated below:
Virtus Artificial Intelligence & Technology Opportunities Fund
Election of Trustees	Votes For	Votes Withheld
Geraldine M. McNamara	25,449,848.000	2,387,432.000
R. Keith Walton	24,816,212.000	3,021,068.000
Brian T. Zino	24,384,569.000	3,452,711.000
Based on the foregoing, Mr. Zino was re-elected and Ms. McNamara and Mr. Walton were elected to the Board of Trustees. The Fund’s other Trustees who continue in office are George R. Aylward*, Sarah E. Cogan, Deborah A. DeCotis, F. Ford Drummond and Philip R. McLoughlin. Additionally, Donald C. Burke and Connie D. McDaniel were appointed as Trustees of the Fund on May 23, 2023.
*Interested Trustee
Virtus Convertible & Income 2024 Target Term Fund
Election of Trustees	Votes For	Votes Withheld
George R. Aylward*	15,435,719.000	321,457.000
Sarah E. Cogan	15,495,271.000	261,905.000
Deborah A. DeCotis	15,481,552.000	275,624.000
Based on the foregoing, Mr. Aylward and Mses. Cogan and DeCotis were re-elected to the Board of Trustees. The Fund’s other Trustees who continue in office are F. Ford Drummond, Philip R. McLoughlin and Brian T. Zino. Additionally, Connie D. McDaniel was appointed as Trustee of the Fund on May 23, 2023.
*Interested Trustee
Virtus Convertible & Income Fund
Election of Trustees	Votes For	Votes Withheld
Geraldine M. McNamara	65,386,695.237	3,548,056.000
George R. Aylward*	65,824,290.237	3,110,461.000
Sarah E. Cogan	64,641,352.237	4,293,399.000
R. Keith Walton	65,715,220.237	3,219,531.000
Based on the foregoing, Mr. Aylward and Ms. Cogan were re-elected and Ms. McNamara and Mr. Walton were elected to the Board of Trustees. The Fund’s other Trustees who continue in office are Deborah A. DeCotis, F. Ford Drummond, Philip R. McLoughlin and Brian T. Zino. Additionally, Connie D. McDaniel was appointed as Trustee of the Fund on May 23, 2023.
*Interested Trustee

Results of Annual Meeting of Shareholders (Unaudited) (Continued)
Virtus Convertible & Income Fund II
Election of Trustees	Votes For	Votes Withheld
George R. Aylward*	54,990,250.892	5,863,833.050
Deborah A. DeCotis	52,093,752.892	8,760,331.050
Philip R. McLoughlin	52,198,023.892	8,656,060.050
Based on the foregoing, Messrs. Aylward and McLoughlin and Ms. DeCotis were re-elected to the Board of Trustees. The Fund’s other Trustees who continue in office are Sarah E. Cogan, F. Ford Drummond and Brian T. Zino. Additionally, Connie D. McDaniel, Geraldine M. McNamara and R. Keith Walton were appointed as Trustees of the Fund on May 23, 2023.
*Interested Trustee
Virtus Diversified Income & Convertible Fund
Election of Trustees	Votes For	Votes Withheld
Geraldine M. McNamara	9,588,007.000	230,769.000
George R. Aylward*	9,551,890.000	266,886.000
F. Ford Drummond	9,560,662.000	258,114.000
R. Keith Walton	9,562,100.000	256,676.000
Based on the foregoing, Messrs. Aylward, Drummond and Walton were re-elected and Ms. McNamara was elected to the Board of Trustees. The Fund’s other Trustees who continue in office are Sarah E. Cogan, Deborah A. DeCotis, Philip R. McLoughlin and Brian T. Zino. Additionally, Connie D. McDaniel was appointed as Trustee of the Fund on May 23, 2023.
*Interested Trustee
Virtus Dividend, Interest & Premium Strategy Fund
Election of Trustees	Votes For	Votes Withheld
Sarah E. Cogan	77,144,005.293	8,621,246.000
F. Ford Drummond	77,043,366.293	8,721,885.000
R. Keith Walton	80,003,337.293	5,761,914.000
Based on the foregoing, Ms. Cogan and Mr. Drummond were re-elected and Mr. Walton was elected to the Board of Trustees. The Fund’s other Trustees who continue in office are George R. Aylward*, Deborah A. DeCotis, Philip R. McLoughlin and Brian T. Zino. Additionally, Donald C. Burke, Connie D. McDaniel and Geraldine M. McNamara were appointed as Trustees of the Fund on May 23, 2023.
*Interested Trustee
Virtus Equity & Convertible Income Fund
Election of Trustees	Votes For	Votes Withheld
Geraldine M. McNamara	22,085,159.425	661,867.470
R. Keith Walton	22,174,615.425	572,411.470
Brian T. Zino	22,158,648.425	588,378.470
Based on the foregoing, Mr. Zino was re-elected and Ms. McNamara and Mr. Walton were elected to the Board of Trustees. The Fund’s other Trustees who continue in office are George R. Aylward*, Sarah E. Cogan, Deborah A. DeCotis, F. Ford Drummond, and Philip R. McLoughlin. Additionally, Donald C. Burke and Connie D. McDaniel were appointed as Trustees of the Fund on May 23, 2023.
*Interested Trustee

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Trustees
Philip R. McLoughlin, Chair of the Board of Trustees
George R. Aylward
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Connie D. McDaniel
R. Keith Walton
Brian T. Zino
Donald C. Burke, Advisory Member (CBH/NCV/NCZ/ACV) and Trustee (AIO/NFJ/NIE)
Geraldine M. McNamara, Advisory Member (CBH) and Trustee (AIO/NCV/NCZ/ACV/NFJ/NIE)
Officers
George R. Aylward, President and Chief Executive Officer
Peter J.  Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Nikita Thaker, Vice President, Controller and Assistant Treasurer
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Transfer Agent, Dividend Paying Agent and Registrar
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Legal Counsel
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104
How to Contact Us
Shareholder Services	1-866-270-7788
Website	Virtus.com
Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

Computershare Investor Services
P. O. Box 43078
Providence, RI 02940-3078
For more information about Virtus Closed-End Funds,
please contact us at 1-866-270-7788 or closedendfunds@virtus.com, or visit Virtus.com.
8559	09-23

Item 2. Code of Ethics.

Response not required for semiannual report.

Item 3. Audit Committee Financial Expert.

Response not required for semiannual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semiannual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semiannual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semiannual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Response not required for semiannual report.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3 (d))) that occurred during the most recent six months of the period covered by this report that materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Response not required for semiannual report.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Virtus Convertible & Income Fund II

By:	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date: October 5, 2023

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date: October 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date: October 5, 2023

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date: October 5, 2023

*	Print the name and title of each signing officer under his or her signature.